Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
5.15%, 09/15/30	$1,000	$1,028,201
Class A, 4.95%, 10/15/27	1,000	1,003,516
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,944,538
BMW Vehicle Lease Trust, 5.99%, 09/25/26	320	324,283
Discover Card Execution Note Trust
3.56%, 07/15/27	2,000	1,963,803
Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,229,579
GM Financial Automobile Leasing Trust, 5.16%,
01/20/27 (Call 08/20/25)	3,000	3,002,081
GM Financial Consumer Automobile
Receivables Trust
4.66%, 02/16/28 (Call 11/16/26)	3,090	3,079,061
4.47%, 02/16/28 (Call 12/16/26)	2,000	1,987,939
5.78%, 08/16/28	610	624,015
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	2,000	2,023,925
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	430	431,724
Series 2021-3, Class C, 0.95%, 09/15/27
(Call 06/15/25)	434	430,345
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,959,900
Toyota Auto Receivables Owner Trust Series
2021-B, Class A4, 0.53%, 10/15/26
(Call 07/15/25)	750	711,520
Verizon Master Trust
5.16%, 06/20/29	4,000	4,040,689
Series 2021-1, Class A, 0.50%, 05/20/27
(Call 05/20/24)	2,870	2,825,376

Total Asset-Backed Securities — 0.8%
(Cost: $32,702,332)	.	32,610,495

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.6%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53
(Call 12/15/30)	1,000	919,962
Series 2023-B38, Class A2, 5.63%, 04/15/56
(Call 04/15/33)	7,000	7,155,681
CD Mortgage Trust, Series 2016-CD2, Class A3,
3.25%, 11/10/49 (Call 11/10/26)	946	907,459
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 10/10/26)	5,440	5,112,127
Series 2013-CR12, Class A4, 4.05%, 10/10/46
(Call 02/10/24)	215	207,775
Series 2015-CR25, Class A4, 3.76%, 08/10/48
(Call 08/10/25)	2,650	2,573,209
Series 2015-CR27, Class A4, 3.61%, 10/10/48
(Call 10/10/25)	1,335	1,291,339
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 01/10/26)	1,560	1,517,475
Series 2015-PC1, Class A5, 3.90%, 07/10/50
(Call 06/10/25)	4,000	3,918,817
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
3.78%, 01/25/32	4,962	4,779,113
4.74%, 08/25/28	10,000	10,122,585
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47
(Call 09/10/24)	1,632	1,620,268
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC24, Class A5, 3.93%, 09/10/47
(Call 09/10/24)	$4,000	$3,939,790
Series 2017-GS7, Class AAB, 3.20%, 08/10/50
(Call 08/10/27)	2,794	2,712,708
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47
(Call 01/15/29)	116	113,464
Series 2015-C27, Class AS, 3.02%, 02/15/48
(Call 09/15/26)	429	423,166
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 03/15/26)	2,000	1,941,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.13%, 07/15/46
(Call 06/15/28)(a)	64	61,556
Series 2014-C18, Class ASB, 3.62%, 10/15/47
(Call 07/15/26)	35	34,747
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	250	242,517
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 11/15/26)	3,075	2,876,475
Morgan Stanley Capital I Trust, Series 2019-L3,
Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	865,411
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class C5, 2.90%, 10/10/48
(Call 07/10/26)	496	484,094
UBS Commercial Mortgage Trust, Series 2018-C14,
Class ASB, 4.39%, 12/15/51 (Call 12/15/28)	3,662	3,613,687
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/48
(Call 07/15/26)	1,000	941,683
Series 2016-NXS5, Class A6, 3.64%, 01/15/59
(Call 02/15/26)	5,000	4,812,564
Series 2017-C39, Class A5, 3.42%, 09/15/50
(Call 08/15/27)	5,000	4,712,890
		67,902,513
Total Collaterized Mortgage Obligations — 1.6%
(Cost: $71,939,081)	.	67,902,513

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/24)(b)	250	235,923
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/01/24)(b)	145	145,191
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(b)	415	391,451
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	325	281,810
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	295	308,055
CMG Media Corp., 8.88%, 12/15/27
(Call 12/15/24)(b)	335	261,042
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/24)	200	186,945
4.88%, 01/15/29 (Call 01/15/25)	125	120,942
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	505	492,837
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(b)	175	155,644
5.00%, 08/15/27 (Call 08/15/24)(b)	205	197,156

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Advertising (continued)
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/24)(b)	$135	$130,056
		2,907,052
Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	225	216,159
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	108,052
BAE Systems Holdings Inc., 3.85%, 12/15/25
(Call 09/15/25)(b)	450	441,635
Boeing Co. (The)
2.20%, 02/04/26 (Call 01/09/24)	1,850	1,743,706
2.25%, 06/15/26 (Call 03/15/26)	222	207,599
2.60%, 10/30/25 (Call 07/30/25)	72	68,850
2.70%, 02/01/27 (Call 12/01/26)	460	430,682
2.75%, 02/01/26 (Call 01/01/26)	545	520,106
2.80%, 03/01/27 (Call 12/01/26)	90	84,378
3.10%, 05/01/26 (Call 03/01/26)	10	9,566
3.25%, 02/01/28 (Call 12/01/27)	570	534,655
3.25%, 03/01/28 (Call 12/01/27)	5	4,668
3.45%, 11/01/28 (Call 08/01/28)	20	18,739
4.88%, 05/01/25 (Call 04/01/25)	1,293	1,284,433
5.04%, 05/01/27 (Call 03/01/27)	795	796,258
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	300	292,262
7.13%, 06/15/26 (Call 06/15/24)(b)	361	363,844
7.88%, 04/15/27 (Call 04/15/24)(b)	588	588,153
Embraer Netherlands Finance BV, 5.40%, 02/01/27	200	198,369
F-Brasile SpA/F-Brasile U.S. LLC, Series XR,
7.38%, 08/15/26 (Call 08/15/24)(b)	205	202,929
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	110	101,869
3.25%, 04/01/25 (Call 03/01/25)	420	412,377
3.50%, 05/15/25 (Call 03/15/25)	389	382,771
3.50%, 04/01/27 (Call 02/01/27)	365	355,191
3.75%, 05/15/28 (Call 02/15/28)	65	63,434
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	100	101,807
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	233	224,748
4.95%, 08/15/25 (Call 05/15/25)	240	236,276
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	170	153,821
5.90%, 02/01/27	240	243,582
6.75%, 01/15/28	75	78,979
6.88%, 05/01/25 (Call 04/01/25)	200	203,299
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	254	249,939
3.85%, 12/15/26 (Call 09/15/26)	135	132,082
4.40%, 06/15/28 (Call 03/15/28)	785	775,889
5.40%, 01/15/27	450	458,932
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	515	505,891
4.45%, 05/15/28 (Call 04/15/28)	135	135,100
4.50%, 02/15/29 (Call 01/15/29)	135	135,260
4.95%, 10/15/25 (Call 09/15/25)	285	286,363
5.10%, 11/15/27 (Call 10/15/27)	555	569,203
Moog Inc., 4.25%, 12/15/27 (Call 12/15/24)(b)	175	163,916
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	35	33,754
3.25%, 01/15/28 (Call 10/15/27)	730	695,681
4.60%, 02/01/29 (Call 01/01/29)	175	175,409
	Par
Security	(000)	Value

Aerospace & Defense (continued)
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	$330	$318,101
5.75%, 10/15/27 (Call 07/15/27)(b)	330	329,412
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	285	270,452
3.13%, 05/04/27 (Call 02/04/27)	485	461,778
3.50%, 03/15/27 (Call 12/15/26)	501	483,311
3.95%, 08/16/25 (Call 06/16/25)	750	739,962
4.13%, 11/16/28 (Call 08/16/28)	610	594,500
5.00%, 02/27/26 (Call 01/27/26)	190	190,930
5.75%, 11/08/26 (Call 10/08/26)	375	384,679
5.75%, 01/15/29 (Call 12/15/28)	265	276,432
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	120	113,562
4.60%, 06/15/28 (Call 03/15/28)	225	193,290
ST Engineering RHQ Ltd., 1.50%, 04/29/25
(Call 01/29/25)(d)	400	382,810
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)	475	443,587
5.50%, 11/15/27 (Call 11/15/24)	870	847,831
6.25%, 03/15/26 (Call 03/15/24)(b)	1,475	1,467,005
6.75%, 08/15/28 (Call 02/15/25)(b)	690	701,063
7.50%, 03/15/27 (Call 03/15/24)	175	175,266
Triumph Group Inc.
7.75%, 08/15/25 (Call 01/29/24)	165	165,058
9.00%, 03/15/28 (Call 03/15/25)(b)	395	417,137
		23,946,782
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	200	194,649
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	418	404,222
4.40%, 02/14/26 (Call 12/14/25)	440	435,603
6.20%, 11/01/28 (Call 10/01/28)	160	168,640
Amaggi Luxembourg International Sarl, 5.25%,
01/28/28(d)	200	194,219
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	352	331,614
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	560	502,571
3.22%, 09/06/26 (Call 07/06/26)	387	370,337
3.56%, 08/15/27 (Call 05/15/27)	731	698,620
4.70%, 04/02/27 (Call 02/02/27)(c)	327	324,058
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	552	514,545
4.45%, 03/16/28 (Call 02/16/28)	335	327,347
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	392	372,321
3.25%, 08/15/26 (Call 05/15/26)	130	125,037
3.75%, 09/25/27 (Call 06/25/27)	20	19,299
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	330	305,801
3.50%, 04/22/25 (Call 01/29/24)(b)	280	275,389
3.63%, 04/22/27 (Call 03/22/27)(b)	355	345,204
4.50%, 06/24/26(b)	195	194,550
4.88%, 10/10/25 (Call 09/10/25)(b)	440	441,687
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 04/15/24)(b)	160	157,220
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	295	282,288
4.25%, 07/21/25 (Call 04/21/25)(b)	550	540,680
6.13%, 07/27/27 (Call 06/27/27)(b)	310	318,301

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
MHP Lux SA, 6.95%, 04/03/26(d)	$200	$161,166
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	312	286,740
1.50%, 05/01/25 (Call 04/01/25)	354	339,889
2.75%, 02/25/26 (Call 11/25/25)	270	259,380
3.38%, 08/11/25 (Call 05/11/25)	328	321,394
4.88%, 02/13/26	640	641,985
4.88%, 02/15/28 (Call 01/15/28)	759	764,394
5.00%, 11/17/25	372	373,570
5.13%, 11/17/27 (Call 10/17/27)	638	648,013
5.25%, 09/07/28 (Call 08/07/28)	105	107,565
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	677	669,977
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/24)(b)	90	87,575
Vector Group Ltd., 10.50%, 11/01/26
(Call 01/29/24)(b)	215	215,948
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	300	278,615
4.90%, 04/21/27 (Call 03/21/27)(b)	210	207,574
		13,207,987
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	426	405,182
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	59	55,678
Series 2020-1, Class C, 10.50%, 07/15/26(b)	110	119,255
Alaska Airlines Pass Through Trust, Series 2020-1,
4.80%, 02/15/29(b)	245	237,172
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(b)	185	180,823
American Airlines Group Inc., 3.75%, 03/01/25(b)	180	175,889
American Airlines Inc., 7.25%, 02/15/28
(Call 02/15/25)(b)(c)	255	259,016
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26(b)	911	902,232
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	72	69,087
Series 2014-1, Class A, 3.70%, 04/01/28	137	128,405
Series 2015-1, Class A, 3.38%, 11/01/28	221	207,499
Series 2015-2, Class AA, 3.60%, 03/22/29	13	12,047
Series 2016-2, Class AA, 3.20%, 12/15/29	108	98,535
Avianca Midco 2 PLC
9.00%, 12/01/28(d)	100	89,065
9.00%, 12/01/28 (Call 12/01/24)(d)	400	358,962
Azul Secured Finance LLP, 11.93%, 08/28/28(d)	200	203,048
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(c)	150	144,978
7.00%, 05/01/25(b)	569	579,386
7.38%, 01/15/26 (Call 12/15/25)	300	310,534
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	448	441,937
4.75%, 10/20/28(b)	1,055	1,037,666
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	158	141,270
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27
(Call 03/17/24)(d)	400	385,162
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27(c)	49	45,604
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/25)(b)	400	375,856
	Par
Security	(000)	Value

Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27
(Call 06/30/24)(b)	$656	$657,506
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	15	14,269
5.13%, 06/15/27 (Call 04/15/27)	810	815,623
5.25%, 05/04/25 (Call 04/04/25)	697	697,208
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/24)(b)	178	116,330
8.00%, 09/20/25 (Call 09/20/24)(b)(c)	190	124,422
United Airlines Inc., 4.38%, 04/15/26
(Call 10/15/25)(b)	660	637,252
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	282	274,885
Series 2014-1, Class A, 4.00%, 10/11/27	241	232,256
Series 2014-2, Class A, 3.75%, 03/03/28	169	162,101
Series 2016-1, Class AA, 3.10%, 01/07/30	7	5,998
Series 2016-2, Class AA, 2.88%, 04/07/30	137	123,339
Series 2020-1, 5.88%, 04/15/29	620	623,268
Series 2020-1, Class B, 4.88%, 07/15/27	147	143,859
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	200	188,914
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
7.88%, 05/01/27 (Call 04/26/24)(b)(c)	165	139,405
9.50%, 06/01/28 (Call 06/01/25)(b)(c)	160	135,550
		12,056,473
Alternate Investments — 0.0%
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(Call 10/15/26)(b)	105	108,672
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.75%, 01/15/29 (Call 10/15/28)(b)	245	251,480
Oaktree Strategic Credit Fund, 8.40%, 11/14/28
(Call 10/14/28)(b)	60	64,068
Suci Second Investment Co., 6.00%, 10/25/28(d)	800	833,733
		1,257,953
Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26
(Call 02/15/26)(b)	320	308,255
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	260	246,806
2.40%, 03/27/25 (Call 02/27/25)	303	295,125
2.75%, 03/27/27 (Call 01/27/27)	330	314,357
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	255	252,870
Ralph Lauren Corp., 3.75%, 09/15/25
(Call 07/15/25)	98	96,036
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	32	30,401
7.00%, 11/27/26	405	417,756
7.05%, 11/27/25	130	133,010
7.35%, 11/27/28 (Call 10/27/28)	305	319,836
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	200	187,884
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	358	344,039
2.80%, 04/23/27 (Call 02/23/27)	115	106,087
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/24)(b)	160	157,649
		3,210,111
Auto Manufacturers — 1.4%
Allison Transmission Inc., 4.75%, 10/01/27
(Call 10/01/24)(b)	175	168,381

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
American Honda Finance Corp.
1.00%, 09/10/25	$394	$371,348
1.20%, 07/08/25	416	394,947
1.30%, 09/09/26	430	396,277
2.30%, 09/09/26	10	9,468
2.35%, 01/08/27	260	245,488
4.70%, 01/12/28	90	90,909
4.75%, 01/12/26	95	95,203
4.95%, 01/09/26	200	200,959
5.00%, 05/23/25	250	250,713
5.13%, 07/07/28	1,070	1,093,456
5.25%, 07/07/26	175	178,084
5.65%, 11/15/28	125	130,618
5.80%, 10/03/25	205	208,434
Series A, 4.60%, 04/17/25	265	264,253
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/25 (Call 11/01/24)(b)	405	408,954
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	375	345,205
2.80%, 04/11/26 (Call 01/11/26)(b)	142	136,633
3.30%, 04/06/27 (Call 01/06/27)(b)	167	160,672
3.45%, 04/01/27 (Call 03/01/27)(b)	307	296,693
3.75%, 04/12/28 (Call 01/12/28)(b)	80	77,597
3.90%, 04/09/25 (Call 03/09/25)(b)	624	617,463
5.05%, 08/11/28 (Call 07/11/28)(b)(c)	400	409,005
5.30%, 08/11/25(b)	435	438,797
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	240	225,814
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	510	470,969
3.50%, 04/07/25(b)	335	328,713
3.65%, 04/07/27(b)	285	275,503
5.00%, 01/15/27(b)	150	150,948
5.13%, 01/19/28(b)	245	247,614
5.15%, 01/16/26(b)	275	275,989
5.60%, 08/08/25(b)	260	261,999
Daimler Trucks Finance North America LLC, 5.40%,
09/20/28(b)	460	470,479
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	475	463,944
6.63%, 10/01/28(c)	40	42,123
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	440	424,702
2.70%, 08/10/26 (Call 07/10/26)	515	478,729
2.90%, 02/16/28 (Call 12/16/27)	290	260,966
3.38%, 11/13/25 (Call 10/13/25)	725	695,858
3.82%, 11/02/27 (Call 08/02/27)	285	267,294
4.13%, 08/04/25	515	503,125
4.13%, 08/17/27 (Call 06/17/27)	450	427,438
4.27%, 01/09/27 (Call 11/09/26)	310	298,290
4.39%, 01/08/26	410	399,632
4.54%, 08/01/26 (Call 06/01/26)	255	247,815
4.69%, 06/09/25 (Call 04/09/25)	220	216,954
4.95%, 05/28/27 (Call 04/28/27)	520	508,956
5.13%, 06/16/25 (Call 05/16/25)	605	599,660
5.80%, 03/05/27 (Call 02/05/27)	200	201,193
6.80%, 05/12/28 (Call 04/12/28)	525	545,010
6.80%, 11/07/28 (Call 10/07/28)	425	443,746
6.95%, 03/06/26 (Call 02/06/26)	435	444,781
6.95%, 06/10/26 (Call 05/10/26)	315	323,183
7.35%, 11/04/27 (Call 10/04/27)	520	546,743
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	193,006
	Par
Security	(000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	$105	$102,566
5.00%, 10/01/28 (Call 07/01/28)	20	20,088
6.13%, 10/01/25 (Call 09/01/25)	681	691,058
6.80%, 10/01/27 (Call 08/01/27)	515	545,433
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	589	547,913
1.50%, 06/10/26 (Call 05/10/26)	520	479,207
2.35%, 02/26/27 (Call 01/26/27)	490	453,258
2.40%, 04/10/28 (Call 02/10/28)	85	76,385
2.40%, 10/15/28 (Call 08/15/28)	295	262,213
2.70%, 08/20/27 (Call 06/20/27)	176	163,041
2.75%, 06/20/25 (Call 05/20/25)	525	508,324
2.90%, 02/26/25 (Call 01/26/25)	556	542,123
3.80%, 04/07/25	10	9,833
3.85%, 01/05/28 (Call 10/05/27)	6	5,742
4.00%, 10/06/26 (Call 07/06/26)	351	342,385
4.30%, 07/13/25 (Call 04/13/25)	215	212,125
4.35%, 04/09/25 (Call 02/09/25)	426	421,624
4.35%, 01/17/27 (Call 10/17/26)	145	142,905
5.00%, 04/09/27 (Call 03/09/27)	549	548,605
5.25%, 03/01/26 (Call 12/01/25)	425	426,409
5.40%, 04/06/26	530	533,513
5.65%, 01/17/29 (Call 10/17/28)	270	275,603
5.80%, 06/23/28 (Call 05/23/28)	910	933,853
5.80%, 01/07/29 (Call 12/07/28)	245	251,542
6.00%, 01/09/28 (Call 12/09/27)	460	474,889
6.05%, 10/10/25	500	507,135
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	330	320,801
2.53%, 03/10/27 (Call 02/10/27)	492	463,782
Hyundai Assan Otomotiv Sanayi ve Ticaret AS,
1.63%, 07/12/26(d)	200	182,362
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(b)	334	309,946
1.50%, 06/15/26 (Call 05/15/26)(b)	425	391,082
1.65%, 09/17/26 (Call 08/17/26)(b)	460	422,143
1.80%, 10/15/25 (Call 09/15/25)(b)	345	325,675
1.80%, 01/10/28 (Call 11/10/27)(b)	35	31,065
2.00%, 06/15/28 (Call 04/15/28)(b)	10	8,826
2.38%, 10/15/27 (Call 08/15/27)(b)	115	105,125
2.65%, 02/10/25 (Call 01/10/25)(b)	220	214,055
2.75%, 09/27/26(d)	200	187,893
3.50%, 11/02/26 (Call 09/02/26)(b)	310	296,619
5.25%, 01/08/27(b)	110	110,901
5.30%, 01/08/29 (Call 12/08/28)(b)	125	126,696
5.50%, 03/30/26(b)	305	306,921
5.60%, 03/30/28 (Call 02/29/28)(b)	292	298,306
5.65%, 06/26/26(b)	285	287,806
5.68%, 06/26/28 (Call 05/26/28)(b)	965	991,162
5.80%, 06/26/25(b)	150	150,955
5.88%, 04/07/25 (Call 03/07/25)(b)	281	282,491
5.95%, 09/21/26(b)	260	264,897
6.10%, 09/21/28 (Call 08/21/28)(b)	270	282,061
6.25%, 11/03/25(b)	150	152,423
6.50%, 01/16/29 (Call 12/16/28)(b)	150	159,332
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	184,504
2.13%, 04/24/25(d)	200	192,327
3.63%, 08/29/27(d)	200	190,028

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	$155	$146,546
5.88%, 01/15/28 (Call 01/15/25)(b)	150	146,799
7.75%, 10/15/25 (Call 10/15/24)(b)	285	287,556
Kia Corp.
1.75%, 10/16/26(d)	200	183,330
2.38%, 02/14/25(d)	200	194,269
2.75%, 02/14/27(d)	200	187,298
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	400	374,048
2.13%, 03/10/25(b)	250	242,505
3.30%, 05/19/25(b)	310	304,133
3.50%, 08/03/25(b)	135	132,537
3.75%, 02/22/28(b)	370	358,331
4.80%, 03/30/26(b)	415	415,223
4.80%, 01/11/27(b)	150	150,461
4.80%, 03/30/28(b)	455	457,432
4.85%, 01/11/29(b)	150	150,891
4.90%, 01/09/26(b)	150	150,396
4.95%, 03/30/25(b)	305	305,185
5.10%, 08/03/28(b)	445	452,970
5.20%, 08/03/26(b)(c)	315	318,822
5.25%, 11/29/27(b)	290	296,014
5.38%, 08/01/25(b)	485	489,637
5.38%, 11/26/25(b)	524	529,715
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	332	300,352
2.00%, 03/09/26 (Call 02/09/26)(b)	295	272,951
2.75%, 03/09/28 (Call 01/09/28)(b)	225	199,130
6.95%, 09/15/26(b)	175	180,720
7.05%, 09/15/28 (Call 08/15/28)(b)	195	204,358
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	580	560,178
4.35%, 09/17/27 (Call 07/17/27)(b)	905	869,925
PACCAR Financial Corp.
1.10%, 05/11/26	185	171,560
1.80%, 02/06/25	206	199,429
2.00%, 02/04/27	180	167,586
2.85%, 04/07/25	30	29,375
3.55%, 08/11/25	195	192,089
4.45%, 03/30/26	100	99,907
4.60%, 01/10/28	210	211,604
4.60%, 01/31/29	125	125,910
4.95%, 10/03/25	260	261,500
5.05%, 08/10/26	45	45,636
5.20%, 11/09/26	85	86,488
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/24)(b)	200	202,043
Stellantis Finance U.S. Inc., 1.71%, 01/29/27
(Call 12/29/26)(b)	445	407,809
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	577	538,550
5.12%, 07/13/28 (Call 06/13/28)	150	155,160
5.28%, 07/13/26 (Call 06/13/26)	120	121,995
Toyota Motor Credit Corp.
0.80%, 10/16/25	117	109,674
0.80%, 01/09/26	25	23,274
1.13%, 06/18/26	540	499,759
1.80%, 02/13/25	423	409,859
1.90%, 01/13/27	405	376,405
1.90%, 04/06/28	12	10,871
	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.00%, 04/01/25	$445	$435,819
3.05%, 03/22/27	600	575,146
3.20%, 01/11/27	105	101,400
3.40%, 04/14/25	43	42,292
3.65%, 08/18/25	550	541,685
3.65%, 01/08/29	220	211,477
3.95%, 06/30/25	395	390,752
4.45%, 05/18/26	305	304,466
4.55%, 09/20/27	520	522,082
4.63%, 01/12/28	330	332,630
4.65%, 01/05/29	125	125,515
4.80%, 01/05/26	125	125,544
5.00%, 08/14/26	402	406,059
5.25%, 09/11/28	135	138,877
5.40%, 11/10/25	760	769,861
5.40%, 11/20/26	200	204,350
5.45%, 11/10/27	405	418,823
5.60%, 09/11/25	100	101,569
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	515	480,436
1.63%, 11/24/27 (Call 09/24/27)(b)	65	57,662
3.20%, 09/26/26 (Call 07/26/26)(b)	50	47,737
3.35%, 05/13/25(b)	410	400,320
3.95%, 06/06/25(b)	375	368,687
4.35%, 06/08/27 (Call 05/08/27)(b)	530	521,124
4.63%, 11/13/25(b)	200	198,164
4.75%, 11/13/28(b)	520	516,484
5.65%, 09/12/28 (Call 08/12/28)(b)	200	205,237
5.70%, 09/12/26(b)	210	213,355
5.80%, 09/12/25(b)	215	217,082
6.00%, 11/16/26(b)	200	205,051
6.20%, 11/16/28 (Call 10/16/28)(b)	200	210,333
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(b)	130	118,433
		57,765,336
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/24)(b)	260	253,406
7.00%, 04/15/28 (Call 04/15/25)(b)	175	178,929
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/24)(c)	180	179,465
6.88%, 07/01/28 (Call 07/01/24)	135	131,750
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	540	502,485
Clarios Global LP, 6.75%, 05/15/25
(Call 05/15/24)(b)	167	167,001
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(b)	325	322,669
6.75%, 05/15/28 (Call 05/15/25)(b)	240	243,020
8.50%, 05/15/27 (Call 05/15/24)(b)	640	638,691
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.63% PIK)(b)(e)	127	94,293
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 01/29/24)(b)(c)	88	87,737
Dana Inc.
5.38%, 11/15/27 (Call 11/15/24)	159	155,249
5.63%, 06/15/28 (Call 06/15/24)	125	121,991
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	235	226,499
5.00%, 05/31/26 (Call 05/31/24)	300	294,148
7.00%, 03/15/28(c)	46	46,882
9.50%, 05/31/25 (Call 05/31/24)	300	304,387

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/24),
(5.50% PIK)(b)(e)	$175	$170,705
6.00%, 05/15/27 (Call 05/15/24),
(6.75% PIK)(b)(e)	170	168,286
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	30	28,981
LG Energy Solution Ltd., 5.75%, 09/25/28(d)	200	204,977
Magna International Inc., 4.15%, 10/01/25
(Call 07/01/25)	125	123,367
SK On Co. Ltd., 5.38%, 05/11/26(d)	200	201,343
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	610	533,034
Titan International Inc., 7.00%, 04/30/28
(Call 04/30/24)	150	149,309
ZF North America Capital Inc.
4.75%, 04/29/25(b)	380	374,962
6.88%, 04/14/28 (Call 03/14/28)(b)	200	206,011
		6,109,577
Banks — 10.2%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26),
(1-year CMT + 0.800%)(a)(b)	250	227,388
2.47%, 12/13/29 (Call 12/13/28),
(1-year CMT + 1.100%)(a)(b)	200	176,119
4.75%, 07/28/25(b)	650	639,878
4.80%, 04/18/26(b)	780	765,011
6.34%, 09/18/27 (Call 09/18/26),
(1-year CMT + 1.650%)(a)(b)	400	408,918
6.58%, 10/13/26 (Call 10/13/25),
(1-year CMT + 1.550%)(a)(b)	200	203,086
ABQ Finance Ltd., 1.88%, 09/08/25(d)	400	375,722
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	190,614
4.50%, 09/14/27(d)	200	196,645
5.50%, 01/12/29(d)	200	203,889
Access Bank PLC, 6.13%, 09/21/26(d)	200	184,001
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	205,661
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	184,789
2.00%, 03/01/25(d)	200	193,893
2.25%, 03/01/27(d)	200	187,207
Agricultural Bank of China Ltd./New York, 1.25%,
01/19/26(d)	200	187,200
Agricultural Bank Of China Ltd./Singapore, 1.25%,
03/02/26(d)	200	186,427
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26),
(5-year CMT + 3.011%)(a)(d)(f)	200	183,037
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.330%)(a)(b)	200	209,602
7.58%, 10/14/26 (Call 10/14/25),
(1-day SOFR + 3.456%)(a)(b)	345	356,325
Akbank TAS
5.13%, 03/31/25(d)	200	197,106
6.80%, 02/06/26(d)	200	200,147
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(d)	200	196,155
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(d)	400	398,629
ANB Sukuk Ltd., 3.33%, 10/28/30 (Call 10/28/25),
(5-year CMT + 2.974%)(a)(d)	200	191,134
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32
(Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	235	237,639
	Par
Security	(000)	Value

Banks (continued)
ANZ New Zealand Int'l Ltd./London
1.25%, 06/22/26(b)	$200	$183,734
2.17%, 02/18/25(b)	205	199,099
5.36%, 08/14/28(b)	345	351,919
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	183,218
5.28%, 06/17/32 (Call 06/17/27),
(5-year CMT + 2.250%)(a)(b)	270	266,300
5.35%, 06/15/26(b)	200	201,713
5.40%, 11/29/27(b)	200	203,483
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	183,839
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25),
(5-year CMT + 1.288%)(a)(b)	860	823,622
4.40%, 05/19/26(b)	200	195,585
4.83%, 02/03/25(b)	250	249,484
5.38%, 07/03/25	390	393,096
Australia & New Zealand Banking Group Ltd./New
York NY
4.75%, 01/18/27	250	251,106
5.67%, 10/03/25	405	411,238
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	505	472,791
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	400	402,295
Banco Bradesco SA/Cayman Islands, 4.38%,
03/18/27(d)	200	193,856
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	395,080
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(d)	300	285,744
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(c)(d)	200	182,973
5.85%, 01/11/29 (Call 12/11/28)(b)	200	203,647
Banco de Credito e Inversiones SA, 3.50%,
10/12/27(d)	200	190,065
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	189,008
4.88%, 01/11/29(d)	200	193,589
Banco General SA, 4.13%, 08/07/27
(Call 05/07/27)(d)	200	188,392
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%, 04/11/27
(Call 01/11/27)(d)	150	143,900
Banco Internacional del Peru SAA Interbank, 3.25%,
10/04/26 (Call 08/04/26)(d)	200	187,847
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26),
(5-year CMT + 2.000%)(a)(d)	200	170,992
4.38%, 10/14/25(d)	400	392,787
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 5.38%,
04/17/25(d)	550	547,745
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	1,055	956,784
1.85%, 03/25/26	835	777,995
2.75%, 05/28/25	705	681,113
3.50%, 03/24/25	600	587,391
3.80%, 02/23/28	220	208,915

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	$655	$630,613
4.25%, 04/11/27	200	194,140
5.15%, 08/18/25	300	298,740
5.18%, 11/19/25	287	285,277
5.29%, 08/18/27	915	916,142
5.59%, 08/08/28	800	814,039
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(a)	200	206,704
6.61%, 11/07/28	200	212,422
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	194,704
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27 (Call 05/15/27)(d)	200	196,140
4.45%, 09/19/28(d)	200	195,872
5.30%, 09/21/28(d)	200	202,699
Bank Leumi Le-Israel BM, 5.13%, 07/27/27
(Call 06/27/27)(b)	200	196,470
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	186,831
4.75%, 05/13/25(d)	200	198,578
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	195,977
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	191,220
4.30%, (Call 03/24/27),
(5-year CMT + 3.466%)(a)(d)(f)	200	180,881
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	1,055	983,898
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	1,316	1,245,257
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	2,230	2,055,461
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(a)	747	720,420
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	1,000	885,624
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	1,085	1,009,674
3.25%, 10/21/27 (Call 10/21/26)	70	66,816
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	1,310	1,280,701
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	2,225	2,103,491
3.50%, 04/19/26	1,040	1,013,505
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	235	227,020
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	700	667,499
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	1,155	1,109,946
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	1,242	1,204,154
3.88%, 08/01/25	440	434,419
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	575	552,669
4.25%, 10/22/26	350	345,079
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	1,490	1,443,387
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	1,185	1,161,396
4.45%, 03/03/26	679	672,890
	Par
Security	(000)	Value

Banks (continued)
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	$950	$945,045
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	1,080	1,081,401
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	1,040	1,039,689
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	1,050	1,057,714
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(a)	375	387,670
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	1,065	1,112,330
6.22%, 09/15/26	271	280,360
Series L, 3.95%, 04/21/25	495	487,227
Series L, 4.18%, 11/25/27 (Call 11/25/26)	245	238,963
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	1,306	1,215,460
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	510	519,537
5.65%, 08/18/25 (Call 07/18/25)	505	511,578
Bank of China Ltd., 3.50%, 04/20/27(d)	200	194,050
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	600	570,654
3.88%, 06/30/25(d)	200	197,173
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	372,563
Bank of China/Johannesburg, 1.88%, 02/16/25(d)	200	193,901
Bank of Communications Co. Ltd., 3.80%,
(Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(f)	1,300	1,263,006
Bank of Communications Co. Ltd./Hong Kong,
1.20%, 09/10/25(d)	400	377,202
Bank of Communications Hong Kong Ltd., 2.30%,
07/08/31 (Call 07/08/26),
(5-year CMT + 1.400%)(a)(d)	350	326,047
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25),
(5-year CMT + 3.750%)(a)(d)	250	237,518
4.88%, 04/22/32 (Call 04/22/27),
(5-year CMT + 2.300%)(a)(d)	250	227,209
Bank of Ireland Group PLC, 6.25%, 09/16/26
(Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	350	353,629
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	340	314,159
1.25%, 09/15/26	500	457,152
1.85%, 05/01/25	354	340,863
2.65%, 03/08/27	530	499,604
3.70%, 06/07/25	560	550,292
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	420	389,510
5.20%, 02/01/28 (Call 01/01/28)	474	481,484
5.27%, 12/11/26	190	192,423
5.30%, 06/05/26	560	565,858
5.72%, 09/25/28 (Call 08/25/28)	365	378,767
5.92%, 09/25/25	175	177,842
Series H, 4.70%, 09/14/27 (Call 08/14/27)	515	515,374
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	120	111,245
1.05%, 10/15/26 (Call 09/15/26)	565	514,162
1.60%, 04/24/25 (Call 03/24/25)	361	347,265
1.65%, 07/14/28 (Call 05/14/28)	25	22,146
2.05%, 01/26/27 (Call 12/26/26)	580	540,831

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$10	$9,472
2.80%, 05/04/26 (Call 02/04/26)	170	163,156
3.25%, 05/16/27 (Call 02/16/27)(c)	80	76,852
3.40%, 01/29/28 (Call 10/29/27)	365	349,199
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	315	303,742
3.85%, 04/28/28	160	155,952
3.95%, 11/18/25 (Call 10/18/25)	20	19,700
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	265	258,902
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	200	198,260
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	495	492,328
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	480	480,831
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(a)	250	250,452
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	450	465,920
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(a)	245	260,050
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	265,049
Bank of New Zealand
2.29%, 01/27/27(b)	300	278,566
4.85%, 02/07/28(b)	265	264,646
5.08%, 01/30/29(b)	250	252,689
Bank of Nova Scotia (The)
1.05%, 03/02/26	490	453,259
1.30%, 06/11/25	241	229,428
1.30%, 09/15/26	480	439,585
1.35%, 06/24/26	469	432,906
1.95%, 02/02/27	374	346,023
2.20%, 02/03/25	534	519,087
2.70%, 08/03/26	15	14,257
2.95%, 03/11/27	300	284,786
3.45%, 04/11/25	578	567,000
4.50%, 12/16/25	400	394,447
4.75%, 02/02/26	250	249,650
5.25%, 06/12/28	240	244,450
5.35%, 12/07/26	290	294,221
5.45%, 06/12/25	215	216,214
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)	175	141,599
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	150	147,761
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	210	201,552
1.60%, 10/04/26(b)	390	357,304
4.52%, 07/13/25(b)	300	297,905
4.75%, 07/13/27(b)	235	233,932
4.94%, 01/26/26(b)	515	514,068
5.09%, 01/23/27(b)	200	201,518
5.79%, 07/13/28(b)	200	207,048
5.90%, 07/13/26(b)	200	204,061
Banque Saudi Fransi, 4.75%, 05/31/28(d)	200	197,347
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	667	613,589
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(a)	872	843,988
4.38%, 01/12/26	1,095	1,080,030
	Par
Security	(000)	Value

Banks (continued)
4.84%, 05/09/28 (Call 05/07/27)	$500	$486,215
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	400	393,205
5.20%, 05/12/26	830	825,434
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	680	679,273
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	855	858,880
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	830	836,936
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(a)	200	208,846
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	760	784,640
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	1,470	1,569,231
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	200	187,483
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	188,062
BNG Bank NV, 2.38%, 03/16/26(b)	32	30,711
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(a)(b)	1,020	945,086
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)	555	509,524
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(a)(b)	200	178,245
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(a)(b)	350	305,845
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(a)(b)	1,040	996,746
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(a)(b)	735	682,429
3.50%, 11/16/27(b)	595	565,805
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(a)(b)	490	463,944
4.40%, 08/14/28(b)	590	575,827
4.63%, 03/13/27(b)	525	514,208
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(a)(b)	600	602,762
5.18%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 1.520%)(a)(b)	400	402,340
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. SOFR + 2.829%)(a)(b)	250	250,937
5.34%, 06/12/29 (Call 06/12/28),
(1-year CMT + 1.500%)(a)(b)	500	506,883
Boubyan Sukuk Ltd.
2.59%, 02/18/25(d)	200	193,711
3.39%, 03/29/27(d)	200	191,009
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26),
(5-year USD Swap + 2.896%)(a)(d)(f)	200	183,742
BPCE SA
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	625	584,448
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)	535	488,218
3.50%, 10/23/27(b)	300	282,559
4.50%, 03/15/25(b)	440	434,071
4.75%, 07/19/27(b)	250	247,639
4.88%, 04/01/26(b)	335	329,342
5.10%, 01/26/26(b)	400	400,598
5.13%, 01/18/28(b)	750	753,372

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.20%, 01/18/27(b)	$250	$251,878
5.72%, 01/18/30 (Call 01/18/29),
(1-year CMT + 1.959%)(a)(b)	455	457,879
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(a)(b)	555	559,137
6.61%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.980%)(a)(b)	305	314,469
6.71%, 10/19/29 (Call 10/19/28),
(1-day SOFR + 2.270%)(a)	250	262,968
BSF Finance, 5.50%, 11/23/27(d)	200	202,911
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26),
(5-year CMT + 2.229%)(a)(d)	200	168,161
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(b)	280	287,847
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	56,252
1.25%, 06/22/26 (Call 05/22/26)	414	381,232
3.45%, 04/07/27 (Call 03/07/27)	400	385,647
3.95%, 08/04/25	610	601,766
5.00%, 04/28/28 (Call 03/28/28)	270	271,889
5.14%, 04/28/25	240	240,250
5.62%, 07/17/26	100	101,917
5.93%, 10/02/26	175	179,777
5.99%, 10/03/28 (Call 09/03/28)	185	193,600
CBQ Finance Ltd.
2.00%, 09/15/25(d)	200	188,874
2.00%, 05/12/26(d)	200	185,001
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25),
(5-year CMT + 2.150%)(a)(d)	1,200	1,153,470
2.85%, 01/21/32 (Call 01/21/27),
(5-year CMT + 1.400%)(a)(d)	600	567,694
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	400	378,898
1.46%, 04/22/26(d)	400	373,222
China Construction Bank Corp./London, 3.13%,
05/17/25(d)	200	195,548
China Development Bank
3.00%, 06/01/26(d)	400	386,770
3.38%, 01/24/27(d)	200	195,474
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(d)	400	376,486
China Merchants Bank Co. Ltd./Luxembourg
Branch, 1.25%, 09/01/26(d)	200	183,297
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	183,031
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	550	560,614
5.80%, 09/29/28 (Call 08/29/28)	805	838,712
5.86%, 09/29/25 (Call 08/29/25)	500	508,709
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	1,063	981,878
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	1,065	978,207
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	1,035	978,905
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	983	958,167
3.20%, 10/21/26 (Call 07/21/26)	1,045	999,722
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(a)	760	742,475
	Par
Security	(000)	Value

Banks (continued)
3.40%, 05/01/26	$395	$382,482
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	825	783,264
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	1,060	1,014,363
3.70%, 01/12/26	660	645,181
3.88%, 03/26/25	355	349,610
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	1,025	995,514
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	650	627,032
4.13%, 07/25/28	125	120,680
4.30%, 11/20/26	260	255,643
4.40%, 06/10/25	527	521,250
4.45%, 09/29/27	1,330	1,302,836
4.60%, 03/09/26	625	620,128
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	635	630,483
5.50%, 09/13/25	528	531,283
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	895	901,888
6.63%, 01/15/28	85	91,389
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	225	216,307
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)	555	534,624
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)	232	218,179
4.30%, 12/03/25 (Call 11/03/25)	120	117,712
Commercial Bank of Dubai PSC
5.32%, 06/14/28(d)	200	200,326
6.00%, (Call 04/21/26)(a)(d)(f)	200	196,241
Commercial Bank PSQC (The), 4.50%,
(Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(f)	200	183,844
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	720	663,176
2.30%, 03/14/25(b)	425	413,534
2.55%, 03/14/27(b)	565	530,763
2.63%, 09/06/26(b)	45	42,767
2.85%, 05/18/26(b)	385	370,014
3.15%, 09/19/27(b)	75	71,230
3.90%, 03/16/28(b)	65	63,304
4.50%, 12/09/25(b)	200	197,317
Commonwealth Bank of Australia/New York, 5.50%,
09/12/25	250	252,924
Commonwealth Bank of Australia/New York NY,
5.32%, 03/13/26	415	420,446
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(a)(b)	450	419,388
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(a)(b)	595	547,030
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	520	492,075
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	450	411,195
4.38%, 08/04/25	405	398,801
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(a)(b)	525	518,266
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(a)(b)	335	340,436

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	$285	$280,033
4.80%, 01/09/29	250	251,599
4.85%, 01/09/26	250	250,944
5.50%, 07/18/25	250	252,660
5.50%, 10/05/26	450	459,970
Corp. Financiera de Desarrollo SA, 4.75%,
07/15/25(d)	200	197,883
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	200	191,747
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(b)	640	591,897
2.02%, 01/11/27(b)(c)	500	462,813
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)	530	493,980
5.30%, 07/12/28(b)	270	275,791
5.34%, 01/10/30 (Call 01/10/29),
(1-day SOFR + 1.690%)(a)(b)	250	251,057
5.59%, 07/05/26(b)	250	254,563
6.32%, 10/03/29 (Call 10/03/28),
(1-day SOFR + 1.860%)(a)(b)	500	522,040
Credit Agricole SA/London, 1.91%, 06/16/26
(Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	670	638,641
Credit Suisse AG/New York NY
1.25%, 08/07/26	612	557,060
2.95%, 04/09/25	665	646,787
3.70%, 02/21/25	535	526,534
5.00%, 07/09/27	500	500,853
7.50%, 02/15/28	875	956,320
Dah Sing Bank Ltd., 3.00%, 11/02/31
(Call 11/02/26), (5-year CMT + 1.950%)(a)(d)	250	227,942
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(a)(b)	355	323,636
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(a)(b)	280	262,743
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)	465	451,713
6.26%, 09/22/26 (Call 09/22/25),
(1-year CMT + 1.180%)(a)(b)	510	518,432
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26),
(5-year CMT + 1.100%)(a)(d)	200	186,061
3.30%, (Call 02/27/25),
(5-year CMT + 1.915%)(a)(d)(f)	200	194,839
Deutsche Bank AG
4.10%, 01/13/26	55	53,829
4.50%, 04/01/25	540	531,461
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(a)	480	503,443
Deutsche Bank AG/New York NY
1.69%, 03/19/26	410	383,791
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	735	691,777
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	610	558,003
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	505	463,932
4.10%, 01/13/26	182	178,062
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	435	408,851
	Par
Security	(000)	Value

Banks (continued)
5.37%, 09/09/27	$230	$233,304
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	500	503,406
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	460	478,758
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	300	310,676
Development Bank of Kazakhstan JSC, 5.75%,
05/12/25(d)	200	200,567
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	371,268
2.74%, 02/16/27(d)	400	375,005
2.95%, 01/16/26(d)	600	574,960
5.49%, 11/30/27(d)	200	204,354
DIB Tier 1 Sukuk 4 Ltd., 4.63%,
(Call 05/19/26)(a)(d)(f)	200	190,508
DIB Tier 1 Sukuk 5 Ltd., 3.38%, 10/19/26
(Call 10/19/26)(a)(d)(f)	200	181,255
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	250	238,110
4.65%, 09/13/28 (Call 06/13/28)	295	282,232
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	415	380,545
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)	430	434,816
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	185,930
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	200	189,064
2.08%, 11/02/26(d)	200	183,541
Emirates Development Bank PJSC, 1.64%,
06/15/26(d)	400	367,014
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	373,021
2.63%, 02/18/25(d)	200	194,144
4.25%, (Call 02/27/27)(a)(d)(f)	200	182,269
5.88%, 10/11/28(d)	200	206,936
6.13%, (Call 03/20/25)(a)(d)(f)	400	398,222
6.13%, (Call 04/09/26)(a)(d)(f)	200	199,115
Fab Sukuk Co. Ltd., 1.41%, 01/14/26(d)	400	371,316
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	340	329,511
4.40%, 08/23/25(b)	215	212,747
4.55%, 08/23/27(b)	210	208,556
5.25%, 04/26/29(b)	250	252,403
5.70%, 03/14/28(b)	250	256,387
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	485	439,059
2.55%, 05/05/27 (Call 04/05/27)	45	41,715
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	350	334,880
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(a)	400	415,979
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	567	585,862
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	196,004
4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(d)(f)	400	384,049
4.77%, 06/06/28(d)	200	199,413

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.13%, 10/13/27(d)	$200	$201,660
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	30	28,548
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)	192	188,801
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	20	20,423
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/25)(b)	180	172,840
7.63%, 05/01/26 (Call 05/01/24)(b)	175	174,273
12.00%, 10/01/28 (Call 10/01/25)(b)	275	301,704
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	365	347,701
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	795	738,121
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	1,079	998,304
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	961	876,644
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	1,480	1,360,755
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	1,133	1,055,318
3.50%, 04/01/25 (Call 03/01/25)	731	717,266
3.50%, 11/16/26 (Call 11/16/25)	744	719,561
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	1,200	1,150,801
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	990	949,545
3.75%, 05/22/25 (Call 02/22/25)	846	831,498
3.75%, 02/25/26 (Call 11/25/25)	750	733,445
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	1,000	952,180
3.85%, 01/26/27 (Call 01/26/26)	1,049	1,023,091
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	1,040	1,005,714
4.25%, 10/21/25	812	800,128
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	395	390,300
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	995	978,769
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	725	731,902
5.95%, 01/15/27	298	307,069
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(a)	510	541,299
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	188,452
Hana Bank
1.25%, 12/16/26(d)	200	180,691
3.25%, 03/30/27(d)	200	191,321
5.75%, 10/24/28(d)	200	209,443
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	200	202,226
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	696	640,392
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	945	901,800
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	850	812,855
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	25	21,864
	Par
Security	(000)	Value

Banks (continued)
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	$1,205	$1,110,282
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	790	768,062
3.90%, 05/25/26	520	506,883
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	875	845,466
4.25%, 08/18/25	730	719,025
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(a)	385	378,047
4.30%, 03/08/26	1,160	1,142,019
4.38%, 11/23/26	590	577,944
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	695	675,642
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	805	794,055
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	995	993,953
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	845	856,985
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	1,335	1,379,721
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	825	856,176
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	810	869,950
HSBC USA Inc., 5.63%, 03/17/25	300	301,877
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)	186	183,059
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	265	257,319
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)	220	227,320
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(a)	275	267,249
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	391,697
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26),
(5-year CMT + 2.368%)(a)(d)(f)	2,800	2,662,805
4.88%, 09/21/25(d)	600	595,693
Industrial & Commercial Bank of China
Ltd./Hong Kong
1.20%, 07/20/25(d)	400	379,186
1.63%, 10/28/26(d)	200	184,539
Industrial & Commercial Bank of China Ltd./New
York NY, 3.54%, 11/08/27	250	241,513
Industrial & Commercial Bank of China
Ltd./Singapore, 1.20%, 09/09/25(d)	600	566,016
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(a)(b)	335	317,048
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	390	362,133
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(a)	435	427,294
3.95%, 03/29/27	460	446,379
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	470	456,185
4.55%, 10/02/28	320	315,532
4.63%, 01/06/26(b)	485	482,327

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(a)	$200	$204,087
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	200	185,167
5.71%, 01/15/26(b)	530	528,406
7.00%, 11/21/25(b)	200	204,906
Israel Discount Bank Ltd., 5.38%, 01/26/28
(Call 12/26/27)(b)	200	195,686
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	750	692,555
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	1,055	980,932
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	1,169	1,066,865
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	1,278	1,186,141
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(a)	948	913,013
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(a)	1,459	1,403,390
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	415	380,984
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(a)	670	651,095
2.95%, 10/01/26 (Call 07/01/26)	970	928,758
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	1,175	1,108,945
3.20%, 06/15/26 (Call 03/15/26)	440	425,547
3.30%, 04/01/26 (Call 01/01/26)	616	597,092
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	940	893,607
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	1,132	1,084,627
3.63%, 12/01/27 (Call 12/01/26)	670	641,961
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	805	778,946
3.90%, 07/15/25 (Call 04/15/25)	423	417,893
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	803	788,593
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	300	289,940
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(a)	1,091	1,075,188
4.13%, 12/15/26	470	462,808
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	80	77,877
4.25%, 10/01/27	120	118,555
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	1,386	1,362,055
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)(c)	965	945,939
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	1,530	1,527,408
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)	725	728,817
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(a)	335	336,473
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)	1,900	1,930,759
	Par
Security	(000)	Value

Banks (continued)
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(a)	$685	$704,350
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(a)	650	681,937
7.63%, 10/15/26	350	374,817
7.75%, 07/15/25	25	25,933
8.00%, 04/29/27	275	303,246
JPMorgan Chase Bank N.A., 5.11%, 12/08/26
(Call 11/08/26)	500	506,355
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	400	371,628
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28),
(1-year CMT + 2.100%)(a)(b)	305	309,819
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	241,712
4.15%, 08/08/25	410	401,054
4.39%, 12/14/27	310	294,404
5.85%, 11/15/27 (Call 10/16/27)	505	506,729
KeyCorp
2.25%, 04/06/27	205	185,029
4.10%, 04/30/28	65	61,904
4.15%, 10/29/25	170	166,369
Kookmin Bank
1.38%, 05/06/26(d)	400	370,356
1.75%, 05/04/25(d)	200	192,046
2.13%, 02/15/25(d)	200	194,114
Korea Development Bank (The)
0.80%, 07/19/26	200	182,175
1.00%, 09/09/26	200	182,201
2.25%, 02/24/27	200	187,060
3.00%, 01/13/26	800	775,169
3.38%, 09/16/25	600	586,587
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	3,412	3,213,581
0.63%, 01/22/26	3,685	3,431,252
1.00%, 10/01/26	682	629,078
2.00%, 05/02/25	1,750	1,694,552
2.88%, 04/03/28	250	239,104
3.00%, 05/20/27	185	178,885
3.13%, 06/10/25	310	304,160
3.63%, 04/01/26	50	49,363
3.75%, 02/15/28	1,985	1,965,413
3.88%, 06/15/28	3,045	3,028,322
4.63%, 08/07/26	320	323,490
5.13%, 09/29/25	270	272,863
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	60	55,806
1.38%, 10/12/28(d)	5	4,415
4.88%, 03/09/26(d)	45	45,410
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	362	336,811
1.75%, 07/27/26	285	268,582
1.75%, 01/14/27(d)	125	116,784
2.38%, 06/10/25	650	630,955
3.88%, 09/28/27	142	141,183
3.88%, 06/14/28	1,015	1,009,816
Series 37, 2.50%, 11/15/27	1,085	1,026,281
Series 40, 0.50%, 05/27/25	810	767,451

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	$590	$543,003
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	625	605,327
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(a)	580	566,731
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	375	353,101
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	695	665,359
4.45%, 05/08/25	360	356,311
4.65%, 03/24/26	813	799,577
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(a)	400	402,343
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	935	957,031
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	595	604,060
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	355	342,864
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(a)	85	91,589
Macquarie Bank Ltd.
3.23%, 03/21/25(b)	395	387,169
3.90%, 01/15/26(b)	365	357,674
4.00%, 07/29/25(b)	220	216,795
5.21%, 06/15/26(b)	120	120,680
5.39%, 12/07/26(b)	245	247,830
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(b)	480	443,250
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(b)(c)	410	371,338
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)	280	251,295
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(a)(b)	370	348,918
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(a)(b)	110	105,803
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(b)(c)	10	9,733
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)	300	297,606
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)	340	339,337
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	455	448,994
4.70%, 01/27/28 (Call 12/28/27)	570	559,166
5.40%, 11/21/25 (Call 10/21/25)	315	314,154
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	200	189,708
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27),
(5-year CMT + 3.997%)(a)(d)	200	208,951
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	187,895
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	805	763,320
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	890	818,921
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	615	562,873
	Par
Security	(000)	Value

Banks (continued)
2.19%, 02/25/25	$1,075	$1,041,798
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	645	600,086
2.76%, 09/13/26	200	189,469
3.29%, 07/25/27	135	128,851
3.78%, 03/02/25	90	88,656
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)	305	299,913
4.05%, 09/11/28	275	269,650
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	440	428,106
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	525	525,382
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)	200	202,971
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	390	395,111
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	395	402,356
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	200	200,621
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(a)	580	582,264
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	400	366,149
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	490	449,452
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)	360	345,332
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	280	270,151
2.84%, 09/13/26	200	189,399
3.48%, 04/12/26(b)	710	687,108
3.66%, 02/28/27	205	197,634
4.02%, 03/05/28	470	455,481
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	350	337,969
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)	965	978,127
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	425	436,777
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	938	867,053
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	1,155	1,059,897
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(a)	1,390	1,286,882
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	1,096	1,056,603
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	930	866,946
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	700	680,215
3.13%, 07/27/26	802	769,434
3.59%, 07/22/28 (Call 07/22/27)(a)	1,085	1,037,734
3.63%, 01/20/27	1,260	1,225,861
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	1,140	1,088,686
3.88%, 01/27/26	1,055	1,036,122

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.95%, 04/23/27	$924	$899,283
4.00%, 07/23/25	897	885,332
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	870	849,613
4.35%, 09/08/26	600	590,948
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	850	844,195
5.00%, 11/24/25	795	794,880
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	705	706,716
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	932	934,694
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	980	984,940
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(a)	825	831,649
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	670	681,530
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	295	300,366
6.25%, 08/09/26	440	453,703
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	375	391,906
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	360	381,430
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	350	350,082
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)	425	426,161
5.48%, 07/16/25 (Call 06/16/25)	370	373,491
5.88%, 10/30/26 (Call 09/30/26)	500	514,075
National Australia Bank Ltd.
1.89%, 01/12/27(b)	490	453,061
3.50%, 01/10/27(b)	60	58,146
National Australia Bank Ltd./New York
2.50%, 07/12/26	510	484,873
3.38%, 01/14/26	250	243,918
3.91%, 06/09/27	485	474,730
4.75%, 12/10/25	250	250,449
4.79%, 01/10/29	250	251,486
4.90%, 06/13/28	270	272,974
4.94%, 01/12/28	310	313,935
4.97%, 01/12/26	250	251,304
5.20%, 05/13/25	250	251,330
National Bank of Canada, 5.60%, 12/18/28	275	281,688
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	590	565,836
5.00%, 05/30/28 (Call 04/30/28)(b)	250	254,942
5.10%, 11/21/27 (Call 10/21/27)(b)	250	254,146
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	735	674,815
4.80%, 04/05/26	205	203,717
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	615	604,143
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	420	415,034
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	390	393,067
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	400	409,493
	Par
Security	(000)	Value

Banks (continued)
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	$475	$479,432
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	645	668,323
NatWest Markets PLC, 1.60%, 09/29/26(b)	445	407,780
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(d)	200	182,001
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(a)(d)(f)	400	383,155
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(a)(d)(f)	200	181,220
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(f)	400	371,047
Nederlandse Waterschapsbank NV, 2.38%,
03/24/26(b)	335	321,651
NongHyup Bank
1.25%, 07/20/25(d)	400	378,638
4.25%, 07/06/27(d)	200	196,822
Nordea Bank Abp
1.50%, 09/30/26(b)	335	306,076
3.60%, 06/06/25(b)	295	290,083
4.75%, 09/22/25(b)	480	478,693
5.38%, 09/22/27(b)	380	386,147
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	186,395
4.87%, 09/14/27(b)	210	209,671
5.43%, 03/09/28(b)	200	204,253
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	167	155,444
3.95%, 10/30/25	92	90,677
4.00%, 05/10/27 (Call 04/10/27)	370	364,237
NRW Bank
0.38%, 02/10/25(d)	600	573,170
0.63%, 05/19/25(d)	283	268,405
0.88%, 03/09/26(d)	395	367,081
3.88%, 05/26/26(d)	24	23,730
4.50%, 06/09/25(d)	10	9,961
4.63%, 11/04/25(d)	96	96,062
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	360	337,008
0.50%, 02/02/26	280	259,428
1.50%, 02/12/25	797	770,455
2.88%, 05/23/25	180	175,971
3.63%, 09/09/27	60	59,086
4.13%, 01/20/26	30	29,857
4.13%, 01/18/29	30	30,156
4.25%, 03/01/28	120	120,866
4.63%, 11/03/25	40	40,096
5.00%, 10/23/26	65	66,390
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(d)	200	205,961
8.75%, 05/15/33 (Call 02/15/28),
(5-year CMT + 5.060%)(a)(d)	200	206,332
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	530	500,413
4.60%, 06/15/32 (Call 06/15/27),
(5-year CMT + 1.575%)(a)(d)	200	197,190
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	335	315,670
3.88%, 04/10/25 (Call 03/10/25)	230	226,060

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	$420	$384,011
2.60%, 07/23/26 (Call 05/24/26)	280	265,402
3.15%, 05/19/27 (Call 04/19/27)	170	161,281
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	834	828,703
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)	355	358,117
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	461	466,612
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)	1,007	1,028,042
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	292	293,711
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	395	410,552
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	188,562
5.58%, 11/22/28(d)	200	204,087
6.99%, 02/07/25, (3-mo. SOFR + 1.612%)(a)(d)	400	402,984
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	370,120
1.63%, 09/22/25(d)	200	187,946
2.63%, 05/12/25(d)	400	385,070
2.75%, 02/12/27(d)	400	374,599
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	272	261,169
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(d)	600	579,203
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(f)	200	185,095
Royal Bank of Canada
0.88%, 01/20/26	965	896,956
1.15%, 06/10/25	454	432,131
1.15%, 07/14/26	365	335,155
1.20%, 04/27/26	673	622,867
1.40%, 11/02/26	405	370,403
2.05%, 01/21/27	265	246,961
3.38%, 04/14/25	262	257,386
3.63%, 05/04/27	480	464,394
4.24%, 08/03/27	540	532,385
4.65%, 01/27/26	592	589,140
4.88%, 01/12/26	500	501,203
4.88%, 01/19/27	200	200,927
4.90%, 01/12/28	334	337,174
4.95%, 04/25/25	385	385,588
4.95%, 02/01/29	200	201,555
5.20%, 07/20/26	285	288,015
5.20%, 08/01/28	480	488,920
6.00%, 11/01/27	473	494,361
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	316	288,324
3.24%, 10/05/26 (Call 08/05/26)	300	283,002
3.45%, 06/02/25 (Call 05/02/25)	338	328,667
4.40%, 07/13/27 (Call 04/14/27)	425	413,256
4.50%, 07/17/25 (Call 04/17/25)	360	354,642
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	140	140,558
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(a)	130	130,678
	Par
Security	(000)	Value

Banks (continued)
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	$315	$324,903
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	225	233,015
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	340	318,616
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	402	367,374
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	795	729,331
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	200	188,359
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	480	497,761
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	182,400
3.75%, 09/20/27(d)	200	189,117
3.88%, 03/24/26(d)	200	193,526
4.50%, 03/26/28(d)	200	193,329
7.28%, 04/24/25, (3-mo. SOFR + 1.962%)(a)(d)	400	405,255
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	186,424
2.88%, (Call 05/12/26),
(5-year CMT + 2.064%)(a)(d)(f)	200	185,776
3.34%, 02/05/30 (Call 02/05/25),
(5-year CMT + 1.500%)(a)(c)(d)	200	195,110
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	200	191,677
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(d)(f)	200	193,359
Skandinaviska Enskilda Banken AB, 3.70%,
06/09/25(b)	280	275,529
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	370,144
Societe Generale SA
1.38%, 07/08/25(b)	460	436,841
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(a)(b)	645	596,620
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)	490	448,051
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(a)(b)	505	467,257
4.00%, 01/12/27(b)	275	264,434
4.25%, 04/14/25(b)	695	682,915
4.25%, 08/19/26(b)	200	192,744
4.68%, 06/15/27(b)	475	470,559
4.75%, 11/24/25(b)	125	122,708
5.52%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.500%)(a)(b)	200	199,868
5.63%, 01/19/30 (Call 01/19/29),
(1-year CMT + 1.750%)(a)(b)	200	199,870
6.45%, 01/12/27 (Call 01/12/26),
(1-year CMT + 2.300%)(a)(b)	400	406,261
6.45%, 01/10/29 (Call 01/10/28),
(1-year CMT + 2.550%)(a)(b)	565	582,943
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(a)(b)	620	571,827
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(a)(b)	675	621,751
3.52%, 02/12/30 (Call 02/12/25),
(5-year CMT + 1.850%)(a)(d)	500	482,391

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(a)(b)	$395	$386,874
4.05%, 04/12/26(b)	205	200,250
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(b)	610	619,447
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(a)(b)	645	655,489
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(b)	635	653,009
6.75%, 02/08/28 (Call 02/08/27),
(1-year CMT + 1.850%)(a)(b)	200	206,526
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(a)(b)	230	247,797
State Bank of India/London, 1.80%, 07/13/26(d)	400	370,643
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	250	229,898
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)(c)	175	168,666
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	280	260,703
2.65%, 05/19/26(c)	255	243,838
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(a)	160	155,635
3.55%, 08/18/25	429	421,807
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	60	58,068
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	310	310,210
5.27%, 08/03/26 (Call 07/03/26)	335	338,873
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)	530	547,464
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	170	172,436
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	225	233,122
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	595	551,736
1.40%, 09/17/26	860	786,386
1.47%, 07/08/25	875	831,543
1.90%, 09/17/28	865	760,246
2.17%, 01/14/27	350	324,699
2.63%, 07/14/26	990	939,597
3.35%, 10/18/27	112	106,156
3.36%, 07/12/27	845	806,050
3.45%, 01/11/27	245	236,245
3.78%, 03/09/26	615	601,196
5.46%, 01/13/26	860	868,968
5.52%, 01/13/28	600	613,703
5.72%, 09/14/28	550	568,025
5.80%, 07/13/28	200	206,966
5.88%, 07/13/26	200	204,349
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	200	187,546
1.35%, 09/16/26(b)	280	255,553
1.55%, 03/25/26(b)	200	186,201
2.55%, 03/10/25(b)	200	194,314
2.80%, 03/10/27(b)	225	211,640
4.80%, 09/15/25(b)	200	198,965
4.95%, 09/15/27(b)	230	230,699
5.50%, 03/09/28(b)	200	204,853
	Par
Security	(000)	Value

Banks (continued)
5.55%, 09/14/28(b)	$210	$215,905
5.65%, 03/09/26(b)	350	354,783
5.65%, 09/14/26(b)	200	203,340
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)	375	342,141
3.65%, 06/10/25(b)	300	295,253
3.95%, 06/10/27(b)	265	258,803
5.50%, 06/15/28(b)(c)	555	564,802
Swedbank AB
1.54%, 11/16/26(b)	410	375,395
3.36%, 04/04/25(b)	310	304,467
5.34%, 09/20/27(b)	255	256,684
5.47%, 06/15/26(b)	200	202,730
6.14%, 09/12/26(b)	200	204,498
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	295	292,771
5.63%, 08/23/27 (Call 07/23/27)	375	368,811
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	244,599
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)	130	128,965
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	193,668
8.00%, 01/16/29(b)	200	200,894
9.50%, 08/01/26(d)	200	210,495
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(a)	135	119,515
Toronto-Dominion Bank (The)
0.75%, 09/11/25	495	464,854
0.75%, 01/06/26	640	594,109
1.15%, 06/12/25	492	468,089
1.20%, 06/03/26	610	562,153
1.25%, 09/10/26	665	609,266
1.95%, 01/12/27	440	409,138
2.80%, 03/10/27	579	547,819
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	20	19,212
3.77%, 06/06/25	605	596,162
4.11%, 06/08/27	950	931,408
4.69%, 09/15/27	675	674,016
5.16%, 01/10/28	310	314,239
5.26%, 12/11/26	100	101,670
5.52%, 07/17/28	300	308,616
5.53%, 07/17/26	635	646,219
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	530	508,423
3.63%, 09/16/25 (Call 08/16/25)	325	316,407
4.05%, 11/03/25 (Call 09/03/25)	340	334,124
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	279	263,231
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	745	686,275
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	95	82,820
3.70%, 06/05/25 (Call 05/05/25)	440	431,363
4.00%, 05/01/25 (Call 03/01/25)	406	399,865
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	330	320,778
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	622	613,212

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	$890	$878,803
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(a)	470	474,155
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	328	331,616
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)	235	239,350
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	595	642,186
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	200	197,684
6.50%, 01/08/26(d)	200	198,042
9.00%, 10/12/28(d)	200	208,983
U.S. Bancorp, 5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)	520	526,032
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	369	353,121
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	525	483,483
3.10%, 04/27/26 (Call 03/27/26)	413	396,153
3.90%, 04/26/28 (Call 03/26/28)	75	72,482
3.95%, 11/17/25 (Call 10/17/25)	390	384,379
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	750	740,123
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	1,195	1,175,466
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	310	313,128
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	190	194,708
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(a)	125	130,494
Series V, 2.38%, 07/22/26 (Call 06/22/26)	120	113,169
Series X, 3.15%, 04/27/27 (Call 03/27/27)	90	85,464
UBS AG
1.25%, 06/01/26	570	524,496
5.65%, 09/11/28	255	263,570
5.80%, 09/11/25	200	202,550
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(a)(b)	755	695,245
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(a)(b)	360	331,471
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(a)(b)	640	581,187
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(a)(b)	610	583,440
3.75%, 03/26/25	700	687,941
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(a)(b)	770	731,032
4.13%, 09/24/25(b)	505	495,602
4.13%, 04/15/26(b)	595	581,799
4.25%, 03/23/28 (Call 03/23/27)(b)	515	499,425
4.28%, 01/09/28 (Call 01/09/27)(b)	775	754,555
4.49%, 05/12/26 (Call 05/12/25),
(1-year CMT + 1.550%)(a)(b)	380	374,835
4.55%, 04/17/26	845	834,695
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(a)(b)	635	625,809
	Par
Security	(000)	Value

Banks (continued)
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(a)(b)	$530	$521,948
5.43%, 02/08/30 (Call 02/08/29),
(1-year CMT + 1.520%)(a)(b)	400	403,179
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(a)(b)	600	603,314
6.25%, 09/22/29 (Call 09/22/28),
(1-year CMT + 1.800%)(a)(b)	530	552,050
6.33%, 12/22/27 (Call 12/22/26),
(1-year CMT + 1.600%)(a)(b)	400	411,745
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(a)(b)	480	485,453
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(a)(b)	545	566,158
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(a)(b)	350	321,957
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(a)(b)	370	350,361
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)	325	317,602
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	188,917
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	185,631
1.75%, 03/16/31 (Call 03/16/26),
(5-year CMT + 1.520%)(a)(d)	200	185,508
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(b)	200	183,242
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)(c)	95	81,238
Wachovia Corp., 7.57%, 08/01/26(g)	175	185,440
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(a)	929	897,521
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(a)	1,185	1,140,009
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	645	595,192
3.00%, 02/19/25	729	713,502
3.00%, 04/22/26	1,390	1,334,560
3.00%, 10/23/26	1,190	1,133,798
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	1,000	958,056
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	1,625	1,556,712
3.55%, 09/29/25	965	943,935
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	1,315	1,258,182
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	1,110	1,091,209
4.10%, 06/03/26	1,047	1,026,172
4.15%, 01/24/29 (Call 10/24/28)	840	814,595
4.30%, 07/22/27	1,015	996,946
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	792	784,069
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	1,310	1,302,597
5.20%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.500%)	555	558,982
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	1,365	1,394,866

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.00%, 10/28/25 (Call 04/28/24)(c)	$110	$110,009
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(a)	795	837,937
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	500	500,875
5.25%, 12/11/26 (Call 11/09/26)	500	506,920
5.45%, 08/07/26 (Call 07/07/26)	995	1,010,635
5.55%, 08/01/25 (Call 07/01/25)	590	596,148
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(a)(c)	170	152,068
Westpac Banking Corp.
1.15%, 06/03/26	635	586,635
1.95%, 11/20/28	390	345,374
2.35%, 02/19/25	80	77,932
2.70%, 08/19/26	290	277,314
2.85%, 05/13/26	430	413,810
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	582	564,292
3.35%, 03/08/27	450	434,590
3.40%, 01/25/28	425	407,336
4.04%, 08/26/27	365	361,012
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	540	522,623
5.46%, 11/18/27	492	506,995
5.51%, 11/17/25	325	329,676
5.54%, 11/17/28	325	337,727
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	550	551,002
Woori Bank
0.75%, 02/01/26(d)	200	184,218
2.00%, 01/20/27(d)	200	184,986
4.88%, 01/26/28(d)	200	201,615
5.13%, 08/06/28(d)	200	197,610
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(d)	200	200,702
9.25%, 10/16/28(d)	200	211,240
9.25%, 01/17/34 (Call 01/17/29),
(5-year CMT + 5.278%)(a)(b)	200	204,668
		431,866,841
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%,
06/29/28 (Call 03/29/28)(d)	200	173,058
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)	428	420,158
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	1,305	1,282,619
4.75%, 01/23/29 (Call 10/23/28)	1,030	1,040,029
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(d)	357	352,623
Brown-Forman Corp., 3.50%, 04/15/25
(Call 02/15/25)	38	37,338
Coca-Cola Co. (The)
1.00%, 03/15/28	275	242,232
1.45%, 06/01/27	510	465,982
2.90%, 05/25/27	100	95,829
3.38%, 03/25/27	440	428,894
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	147	144,358
Coca-Cola Europacific Partners PLC, 1.50%,
01/15/27 (Call 12/15/26)(b)	200	182,096
	Par
Security	(000)	Value

Beverages (continued)
Coca-Cola Icecek AS, 4.50%, 01/20/29
(Call 10/20/28)(d)	$200	$184,889
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	255	245,547
3.60%, 02/15/28 (Call 11/15/27)	405	388,095
3.70%, 12/06/26 (Call 09/06/26)	40	38,937
4.35%, 05/09/27 (Call 04/09/27)	244	241,605
4.40%, 11/15/25 (Call 09/15/25)	315	311,746
4.75%, 12/01/25	10	9,958
4.80%, 01/15/29 (Call 12/15/28)	100	100,332
5.00%, 02/02/26 (Call 02/02/24)	120	119,866
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	380	359,932
5.20%, 10/24/25	350	353,290
5.30%, 10/24/27 (Call 09/24/27)	570	583,911
5.38%, 10/05/26 (Call 09/05/26)	210	214,332
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	550	531,671
JDE Peet's NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	340	306,124
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	165	156,227
3.40%, 11/15/25 (Call 08/15/25)	25	24,351
3.43%, 06/15/27 (Call 03/15/27)	15	14,447
4.42%, 05/25/25 (Call 03/25/25)	211	209,137
4.60%, 05/25/28 (Call 02/25/28)	725	724,411
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	831	796,550
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	760	738,956
2.38%, 10/06/26 (Call 07/06/26)	70	66,609
2.63%, 03/19/27 (Call 01/19/27)	20	18,984
2.75%, 04/30/25 (Call 01/30/25)	366	357,133
2.85%, 02/24/26 (Call 11/24/25)	477	461,625
3.00%, 10/15/27 (Call 07/15/27)	210	200,503
3.50%, 07/17/25 (Call 04/17/25)	92	90,646
3.60%, 02/18/28 (Call 01/18/28)	95	92,627
4.45%, 05/15/28 (Call 04/15/28)	340	345,111
4.55%, 02/13/26 (Call 01/13/26)	295	295,536
5.13%, 11/10/26 (Call 10/10/26)	235	239,407
5.25%, 11/10/25	245	248,179
		13,935,890
Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	259	250,225
2.20%, 02/21/27 (Call 12/21/26)	685	638,072
2.60%, 08/19/26 (Call 05/19/26)	517	492,016
3.13%, 05/01/25 (Call 02/01/25)	399	389,712
3.20%, 11/02/27 (Call 08/02/27)	135	128,712
5.15%, 03/02/28 (Call 02/02/28)	1,550	1,578,960
5.25%, 03/02/25	715	716,732
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	210	207,085
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	821	808,046
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)	200	190,404
CSL Finance PLC, 3.85%, 04/27/27
(Call 03/27/27)(b)	190	185,433
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	40	35,603
2.95%, 03/01/27 (Call 12/01/26)	420	400,678
3.50%, 02/01/25 (Call 11/01/24)	613	603,551
3.65%, 03/01/26 (Call 12/01/25)	1,118	1,093,052
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	100	102,182

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	$450	$422,030
1.75%, 09/02/27 (Call 07/02/27)	187	168,044
		8,410,537
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28 (Call 10/15/25)(b)	175	179,709
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(b)	225	231,069
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	228	221,167
2.49%, 02/15/27 (Call 12/15/26)	480	450,253
5.80%, 11/30/25(b)	440	446,200
Cemex SAB de CV, 9.13%, (Call 03/14/28),
(5-year CMT + 4.907%)(a)(d)(f)	200	212,551
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(c)(d)(f)	600	570,789
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/24)(b)	100	88,904
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/24)(b)(c)	175	155,947
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	200	191,363
3.95%, 04/04/28 (Call 01/04/28)(b)	225	218,057
CRH America Inc., 3.88%, 05/18/25
(Call 02/18/25)(b)	560	549,188
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(b)	185	185,087
Fortune Brands Home & Security Inc., 4.00%,
06/15/25 (Call 03/15/25)	70	68,864
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	345	338,194
Holcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(b)	55	53,102
Huaxin Cement International Finance Co. Ltd.,
2.25%, 11/19/25(d)	200	184,521
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 01/15/25)(b)	70	67,741
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 01/29/24)(b)(c)	75	73,225
4.88%, 12/15/27 (Call 12/15/24)(b)	150	143,028
Johnson Controls International PLC, 3.90%,
02/14/26 (Call 11/14/25)	310	303,319
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	275	259,898
1.70%, 08/01/27 (Call 06/01/27)	315	284,155
5.50%, 09/15/28 (Call 08/15/28)	480	492,044
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	10	9,616
3.50%, 12/15/27 (Call 09/15/27)	460	441,922
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	200	176,261
Masonite International Corp., 5.38%, 02/01/28
(Call 01/29/24)(b)	165	160,209
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	180	186,421
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	200	192,202
9.75%, 07/15/28 (Call 07/15/24)(b)	100	100,839
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	185	178,027
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28
(Call 11/01/24)(b)	375	366,555
	Par
Security	(000)	Value

Building Materials (continued)
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/25)(b)	$330	$315,528
5.00%, 02/15/27 (Call 02/15/24)(b)	295	286,548
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(b)	225	217,895
6.50%, 03/15/27 (Call 03/15/24)(b)	130	129,798
Trane Technologies Financing Ltd., 3.50%, 03/21/26
(Call 01/21/26)	90	87,722
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28 (Call 05/21/28)	20	19,400
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	70	67,999
4.50%, 04/01/25 (Call 01/01/25)	26	25,764
5.80%, 03/01/26 (Call 03/01/24)	10	9,990
West China Cement Ltd., 4.95%, 07/08/26
(Call 07/08/24)(d)	200	148,201
		9,089,272
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(b)	205	210,458
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	441	418,895
1.85%, 05/15/27 (Call 03/15/27)	15	13,825
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	215	212,333
ASP Unifrax Holdings Inc, 5.25%, 09/30/28
(Call 09/30/24)(b)	260	168,759
Avient Corp., 5.75%, 05/15/25 (Call 05/15/24)(b)	260	259,049
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/24)(b)	220	212,372
Bayport Polymers LLC, 4.74%, 04/14/27
(Call 03/14/27)(b)	5	4,795
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	400	346,838
8.50%, 01/23/81 (Call 10/24/25),
(5-year CMT + 8.220%)(a)(d)	200	191,816
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	135	122,934
6.05%, 03/15/25	434	436,786
6.17%, 07/15/27 (Call 06/15/27)	737	755,063
6.35%, 11/15/28 (Call 10/15/28)	400	416,641
CF Industries Inc., 4.50%, 12/01/26(b)	120	118,204
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(b)	110	110,757
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	190	184,668
5.75%, 11/15/28 (Call 11/15/24)(b)	260	245,724
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	314	301,662
3.70%, 06/01/28 (Call 03/01/28)(b)	15	14,338
5.13%, 04/01/25 (Call 03/01/25)(b)	185	185,065
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	378,806
4.13%, 07/19/27(d)	400	386,498
4.88%, 03/14/25(d)	200	198,845
5.13%, 03/14/28(d)	400	398,349
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	150	122,752
6.50%, 05/15/26 (Call 05/15/24)(b)	50	45,841

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(b)	$184	$173,468
Dow Chemical Co. (The), 4.80%, 11/30/28
(Call 08/30/28)	55	55,358
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	800	793,850
4.73%, 11/15/28 (Call 08/15/28)	325	327,752
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	455	447,941
4.50%, 12/01/28 (Call 09/01/28)	25	24,548
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	445	410,207
2.70%, 11/01/26 (Call 08/01/26)	15	14,354
3.25%, 12/01/27 (Call 09/01/27)	20	19,195
5.25%, 01/15/28 (Call 12/15/27)	355	365,058
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	430	410,169
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/24)(b)	275	251,489
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	25	23,767
5.15%, 05/18/26 (Call 04/18/26)	185	185,066
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	391,450
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/24)(b)(c)	155	144,697
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	105	100,610
4.25%, 10/15/28 (Call 10/15/24)	5	4,656
Herens Holdco Sarl, 4.75%, 05/15/28
(Call 05/15/24)(b)	120	101,456
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28 (Call 07/01/24)(b)	155	152,441
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(b)	150	146,663
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 01/15/25)(b)	100	94,763
Ingevity Corp., 3.88%, 11/01/28 (Call 01/29/24)(b)	180	158,725
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 02/15/24)(b)	95	80,724
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	418	389,728
1.83%, 10/15/27 (Call 08/15/27)(b)	435	385,631
4.45%, 09/26/28 (Call 06/26/28)	35	34,029
Iris Holdings Inc.
8.75%, 02/15/26 (Call 02/15/24),
(9.50% PIK)(b)(e)	55	46,836
10.00%, 12/15/28 (Call 06/15/25)(b)	125	106,500
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26
(Call 11/01/24), (10.00% PIK)(b)(c)(e)	79	65,395
LG Chem Ltd., 1.38%, 07/07/26(d)	200	182,887
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	80	78,268
3.20%, 01/30/26 (Call 10/30/25)	270	262,991
4.70%, 12/05/25 (Call 11/05/25)	315	315,861
LYB Finance Co. BV, 8.10%, 03/15/27(b)	116	124,618
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	280	269,686
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	330	309,461
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 10/01/24)(b)	125	119,736
MEGlobal BV, 4.25%, 11/03/26(d)	400	386,114
	Par
Security	(000)	Value

Chemicals (continued)
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	$600	$592,594
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	220	211,913
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/24)(b)	150	143,402
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	225	219,559
5.38%, 11/15/28 (Call 10/15/28)	150	152,832
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	96	93,561
4.00%, 12/15/26 (Call 09/15/26)	30	29,361
4.90%, 03/27/28 (Call 02/27/28)	145	145,665
5.95%, 11/07/25	400	406,609
OCI NV, 4.63%, 10/15/25 (Call 10/15/24)(b)	164	160,432
OCP SA, 4.50%, 10/22/25(d)	200	194,306
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	190	184,790
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	300	273,735
9.75%, 11/15/28 (Call 06/01/25)(b)	575	609,917
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	200	184,121
4.00%, 10/04/27 (Call 07/04/27)(d)	200	189,337
Polar U.S. Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26 (Call 05/15/24)(b)(c)	100	23,837
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	440	408,274
3.75%, 03/15/28 (Call 12/15/27)	65	62,854
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/25)(b)	157	137,590
RPM International Inc., 3.75%, 03/15/27
(Call 12/15/26)	80	77,436
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	196,773
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	200	186,452
6.50%, 09/27/28 (Call 06/27/28)	200	189,405
SCIH Salt Holdings Inc., 4.88%, 05/01/28
(Call 05/01/24)(b)	365	338,750
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26 (Call 11/01/24)(b)	275	267,390
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	170	166,122
3.45%, 06/01/27 (Call 03/01/27)	585	563,967
3.95%, 01/15/26 (Call 10/15/25)	55	54,138
4.25%, 08/08/25	175	173,204
SNF Group SACA, 3.13%, 03/15/27
(Call 03/15/24)(b)	150	138,766
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	270	266,656
5.18%, 04/24/28 (Call 01/24/28)(b)	5	4,984
TPC Group Inc., 13.00%, 12/16/27
(Call 12/16/24)(b)	20	20,340
UPL Corp. Ltd., 4.50%, 03/08/28(d)	200	182,225
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	370	358,076
WR Grace Holdings LLC, 4.88%, 06/15/27
(Call 06/15/24)(b)	250	239,039
Yara International ASA, 4.75%, 06/01/28
(Call 03/01/28)(b)	330	323,316
		22,589,949
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 01/29/24)(b)(c)	125	124,715

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Coal (continued)
Coronado Finance Pty Ltd., 10.75%, 05/15/26
(Call 05/15/24)(b)	$90	$94,529
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25
(Call 03/04/24)(d)	250	250,624
		469,868
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(d)	200	184,047
4.20%, 08/04/27 (Call 02/04/27)(d)	200	184,984
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(b)	135	127,720
Albion Financing 1 Sarl/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/24)(b)	200	197,157
Albion Financing 2 Sarl, 8.75%, 04/15/27
(Call 10/15/24)(b)	165	165,193
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(b)	635	626,242
9.75%, 07/15/27 (Call 07/15/24)(b)	355	347,032
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl 4.63%,
06/01/28 (Call 06/01/24)(b)	640	577,716
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 01/29/24)(b)	130	124,737
AMN Healthcare Inc., 4.63%, 10/01/27
(Call 10/01/24)(b)	175	166,810
Aptim Corp., 7.75%, 06/15/25 (Call 01/16/24)(b)	195	186,268
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(b)	210	210,741
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	255	232,341
4.38%, 08/15/27 (Call 08/15/24)(b)	440	424,159
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	417	409,621
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	160	147,520
5.75%, 07/15/27 (Call 07/15/24)(b)	270	259,912
Bidvest Group U.K. PLC, 3.63%, 09/23/26
(Call 02/12/24)(d)	400	372,641
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	116,656
5.25%, 10/01/25 (Call 07/01/25)	10	9,999
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	330	308,795
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(b)	225	213,944
5.50%, 07/15/25 (Call 06/18/24)(b)	155	154,393
China Merchants Finance Co. Ltd., 4.75%,
08/03/25(d)	200	198,939
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	185	182,659
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	147,273
3.70%, 04/01/27 (Call 01/01/27)	255	249,314
CK Hutchison International 23 Ltd., 4.75%, 04/21/28
(Call 03/21/28)(b)	1,000	999,035
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(d)	200	195,941
5.00%, 08/06/28(d)	200	202,687
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	90	84,627
8.25%, 04/15/26 (Call 04/15/24)	220	225,432
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)(c)	235	208,314
	Par
Security	(000)	Value

Commercial Services (continued)
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(b)	$99	$97,435
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(d)(f)	600	594,693
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	71	69,300
6.27%, 06/26/26 (Call 05/26/26)(b)	180	183,108
6.32%, 12/04/28 (Call 11/04/28)(b)	275	285,815
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	187	179,168
5.10%, 12/15/27 (Call 11/15/27)	340	342,500
5.10%, 06/01/28 (Call 05/01/28)	180	181,990
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	225	215,839
3.80%, 11/01/25 (Call 08/01/25)(b)	365	357,049
4.60%, 05/01/28 (Call 04/01/28)(b)	310	308,398
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(b)	180	170,216
7.75%, 02/15/28 (Call 02/15/25)(b)	140	142,767
9.50%, 11/01/27 (Call 11/01/24)(b)	200	201,216
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/24)(b)	295	282,077
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26
(Call 03/04/24)(d)	400	395,535
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	390	360,260
2.15%, 01/15/27 (Call 12/15/26)	260	240,666
2.65%, 02/15/25 (Call 01/15/25)	535	519,532
4.45%, 06/01/28 (Call 03/01/28)	15	14,629
4.80%, 04/01/26 (Call 01/01/26)	250	248,714
4.95%, 08/15/27 (Call 07/15/27)	234	234,759
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/24)(b)	130	128,661
Grand Canyon University, 5.13%, 10/01/28
(Call 08/01/28)	125	113,416
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	165	150,713
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/24)(b)	400	392,719
Hertz Corp. (The), 4.63%, 12/01/26
(Call 12/01/24)(b)	160	144,001
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(Call 08/17/26)(d)	200	182,728
HPHT Finance 21 Ltd., 2.00%, 03/19/26
(Call 02/19/26)(d)	200	187,774
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(b)	150	143,406
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/24)(b)	140	139,325
Matthews International Corp., 5.25%, 12/01/25
(Call 01/29/24)(b)	106	103,786
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%,
11/15/28 (Call 11/15/25)(d)	200	207,210
Moody's Corp.
3.25%, 01/15/28 (Call 10/15/27)	165	157,680
3.75%, 03/24/25 (Call 02/24/25)	156	153,880
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	330	292,934
5.75%, 11/01/28 (Call 11/01/24)(b)(c)	325	258,433
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	538	515,270
2.65%, 10/01/26 (Call 08/01/26)	105	99,771
3.90%, 06/01/27 (Call 05/01/27)	300	294,011

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Pelabuhan Indonesia Persero PT, 4.25%,
05/05/25(d)	$400	$394,008
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	405	373,087
5.75%, 04/15/26(b)	455	455,258
6.25%, 01/15/28 (Call 01/15/25)(b)(c)	430	426,345
PSA Treasury Pte Ltd., 2.50%, 04/12/26
(Call 10/12/25)(d)	200	191,070
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	529	498,050
2.95%, 01/22/27 (Call 10/22/26)	29	27,763
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(b)	285	266,496
11.25%, 12/15/27 (Call 06/15/25)(b)	180	180,118
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/24)	185	179,385
7.50%, 04/01/27(c)	55	57,467
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/24)(b)	155	151,170
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	330	306,333
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(b)	250	241,041
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	200	172,406
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27
(Call 12/22/26)(b)	255	242,751
Triton Container International Ltd., 2.05%, 04/15/26
(Call 03/15/26)(b)	247	227,641
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(b)	105	110,667
United Rentals North America Inc.
3.88%, 11/15/27 (Call 01/09/24)	300	285,607
4.88%, 01/15/28 (Call 01/15/25)	565	551,372
5.50%, 05/15/27 (Call 05/15/24)	180	179,570
Verisk Analytics Inc., 4.00%, 06/15/25
(Call 03/15/25)	245	241,603
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 01/29/24)(b)	390	391,426
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/24)(b)	310	298,675
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 08/15/24)(b)	170	160,315
6.13%, 06/15/25 (Call 06/15/24)(b)	199	198,616
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	611	582,550
Zhejiang Seaport International Co. Ltd., 1.98%,
03/17/26(d)	400	375,448
		25,500,471
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(b)	130	115,439
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	359	338,561
0.70%, 02/08/26 (Call 01/08/26)	1,182	1,097,755
1.13%, 05/11/25 (Call 04/11/25)	423	404,955
1.20%, 02/08/28 (Call 12/08/27)	940	836,355
1.40%, 08/05/28 (Call 06/05/28)	715	633,914
2.05%, 09/11/26 (Call 07/11/26)	595	560,502
2.45%, 08/04/26 (Call 05/04/26)	1,000	954,958
2.50%, 02/09/25	481	470,302
2.90%, 09/12/27 (Call 06/12/27)	320	305,615
3.00%, 06/20/27 (Call 03/20/27)	290	278,409
	Par
Security	(000)	Value

Computers (continued)
3.00%, 11/13/27 (Call 08/13/27)	$355	$340,096
3.20%, 05/13/25	709	696,435
3.20%, 05/11/27 (Call 02/11/27)	370	357,428
3.25%, 02/23/26 (Call 11/23/25)	442	431,761
3.35%, 02/09/27 (Call 11/09/26)	1,085	1,056,153
4.00%, 05/10/28 (Call 04/10/28)	665	661,075
4.42%, 05/08/26 (Call 05/08/25)	12	11,993
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(b)	200	189,209
Booz Allen Hamilton Inc., 3.88%, 09/01/28
(Call 09/01/24)(b)	30	28,294
CA Magnum Holdings, 5.38%, 10/31/26
(Call 02/12/24)(d)	400	374,616
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	40	36,489
Dell Inc., 7.10%, 04/15/28	40	43,349
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	805	805,358
5.25%, 02/01/28 (Call 01/01/28)	547	558,573
5.85%, 07/15/25 (Call 06/15/25)	512	517,189
6.02%, 06/15/26 (Call 03/15/26)	901	920,649
6.10%, 07/15/27 (Call 05/15/27)(c)	55	57,225
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	235	214,658
2.38%, 09/15/28 (Call 07/15/28)	150	131,006
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	270	248,682
Genpact Luxembourg SARL/Genpact USA Inc.,
1.75%, 04/10/26 (Call 03/10/26)	45	41,839
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	147	137,210
4.90%, 10/15/25 (Call 07/15/25)	1,172	1,167,572
5.25%, 07/01/28 (Call 06/01/28)	210	213,375
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	10	9,212
2.20%, 06/17/25 (Call 05/17/25)	533	511,906
3.00%, 06/17/27 (Call 04/17/27)	325	307,143
4.75%, 01/15/28 (Call 12/15/27)	440	439,829
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (Call 01/05/27)	200	200,088
4.60%, 02/05/29 (Call 01/05/29)	200	200,194
4.70%, 02/05/26	200	200,092
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	65	59,338
2.20%, 02/09/27 (Call 01/09/27)	513	478,834
3.30%, 05/15/26	1,055	1,023,689
3.30%, 01/27/27	115	110,932
3.45%, 02/19/26	585	571,299
4.15%, 07/27/27 (Call 06/27/27)	555	547,393
4.50%, 02/06/26(c)	255	254,427
4.50%, 02/06/28 (Call 01/06/28)	440	440,468
6.22%, 08/01/27	20	21,071
7.00%, 10/30/25	747	776,707
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	219	200,616
2.70%, 10/15/28 (Call 08/15/28)	100	87,853
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	296	289,646
Lenovo Group Ltd., 5.88%, 04/24/25(d)	600	602,289
NCR Voyix Corp., 5.00%, 10/01/28
(Call 01/29/24)(b)	235	221,462
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	409	390,169
2.38%, 06/22/27 (Call 04/22/27)	73	67,498

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(b)	$165	$160,026
8.25%, 02/01/28 (Call 02/01/24)(b)	200	198,252
Science Applications International Corp., 4.88%,
04/01/28 (Call 04/01/24)(b)	150	141,965
Seagate HDD Cayman, 4.88%, 06/01/27
(Call 03/01/27)	200	196,273
Tempo Acquisition LLC/Tempo Acquisition Finance
Corp., 5.75%, 06/01/25 (Call 06/01/24)(b)	95	94,595
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(b)	165	150,001
Vericast Corp.
11.00%, 09/15/26 (Call 09/15/24)(b)	436	460,330
12.50%, 12/15/27 (Call 12/15/24)(b)	20	22,544
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	802	781,127
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(d)	400	368,829
		25,823,096
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	205	200,952
3.10%, 08/15/27 (Call 07/15/27)	155	149,442
4.60%, 03/01/28 (Call 02/01/28)	95	96,995
4.80%, 03/02/26	110	111,145
Conopco Inc., Series E, 7.25%, 12/15/26	55	58,843
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(b)	270	265,091
6.50%, 04/15/26 (Call 04/15/24)(b)	121	121,053
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(b)	150	143,104
Edgewell Personal Care Co., 5.50%, 06/01/28
(Call 06/01/24)(b)	275	269,024
Estee Lauder Companies Inc. (The), 4.38%,
05/15/28 (Call 04/15/28)	125	124,623
Haleon U.K. Capital PLC, 3.13%, 03/24/25	645	630,947
Haleon U.S. Capital LLC, 3.38%, 03/24/27
(Call 02/24/27)	765	735,826
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	500	511,650
5.35%, 03/22/26 (Call 02/22/26)	455	461,950
5.50%, 03/22/25	435	438,422
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/04/24)(b)	200	55,923
Procter & Gamble Co. (The)
0.55%, 10/29/25	319	298,711
1.00%, 04/23/26	222	206,663
1.90%, 02/01/27	225	210,456
2.45%, 11/03/26	85	81,255
2.70%, 02/02/26	265	256,412
2.80%, 03/25/27	245	234,799
2.85%, 08/11/27	215	205,665
3.95%, 01/26/28	540	538,063
4.10%, 01/26/26	535	532,737
4.35%, 01/29/29	150	150,833
Unilever Capital Corp.
2.00%, 07/28/26	250	235,942
2.90%, 05/05/27 (Call 02/05/27)	210	200,450
3.10%, 07/30/25	460	450,600
3.38%, 03/22/25 (Call 01/22/25)	112	110,260
3.50%, 03/22/28 (Call 12/22/27)	400	387,182
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
4.88%, 09/08/28 (Call 08/08/28)	$370	$378,337
		8,853,355
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28 (Call 01/15/25)(b)	225	211,045
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/24)(b)	220	207,871
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/01/24)(b)	175	173,336
Ferguson Finance PLC, 4.50%, 10/24/28
(Call 07/24/28)(b)	300	297,060
Fujian Zhanglong Group Co. Ltd., 6.70%,
09/02/26(d)	200	201,709
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/24)(b)	165	165,753
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/24)(b)	425	385,874
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	200	204,134
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	500	468,845
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	410	374,903
5.00%, 07/05/28 (Call 06/05/28)(b)	400	405,434
OPENLANE Inc., 5.13%, 06/01/25
(Call 01/29/24)(b)(c)	76	74,932
Ritchie Bros Holdings Inc., 6.75%, 03/15/28
(Call 03/15/25)(b)(c)	180	184,722
Sumitomo Corp., 1.55%, 07/06/26 (Call 06/06/26)(d)	400	369,237
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 01/29/24)(b)(h)(i)	320	27,200
9.00%, 11/15/26 (Call 11/15/24)(b)(h)(i)	463	44,179
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	405	391,193
		4,187,427
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	485	451,661
2.45%, 10/29/26 (Call 09/29/26)	1,295	1,201,122
3.00%, 10/29/28 (Call 08/29/28)	1,255	1,136,638
3.65%, 07/21/27 (Call 04/21/27)	755	717,733
3.88%, 01/23/28 (Call 10/23/27)	340	323,171
4.45%, 10/01/25 (Call 08/01/25)	390	383,708
4.63%, 10/15/27 (Call 08/15/27)	100	97,990
5.10%, 01/19/29 (Call 12/19/28)	240	238,401
5.75%, 06/06/28 (Call 05/06/28)	250	254,898
6.10%, 01/15/27 (Call 12/15/26)	150	153,284
6.45%, 04/15/27 (Call 03/15/27)(b)	200	206,708
6.50%, 07/15/25 (Call 06/15/25)	625	633,575
Affiliated Managers Group Inc., 3.50%, 08/01/25	284	276,829
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(b)	200	197,354
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(b)	158	163,793
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	402	370,069
2.10%, 09/01/28 (Call 07/01/28)	280	245,387
2.20%, 01/15/27 (Call 12/15/26)	387	355,220
2.30%, 02/01/25 (Call 01/01/25)	320	309,923
2.88%, 01/15/26 (Call 12/15/25)	549	524,388
3.25%, 03/01/25 (Call 01/01/25)	297	289,891
3.38%, 07/01/25 (Call 06/01/25)	322	312,639
3.63%, 04/01/27 (Call 01/01/27)	20	19,162

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.63%, 12/01/27 (Call 09/01/27)	$5	$4,737
3.75%, 06/01/26 (Call 04/01/26)	240	232,370
4.63%, 10/01/28 (Call 07/01/28)	25	24,506
5.10%, 03/01/29 (Call 02/01/29)	150	148,923
5.30%, 02/01/28 (Call 01/01/28)	375	377,673
5.85%, 12/15/27 (Call 11/15/27)	410	419,386
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	360	322,593
4.25%, 06/15/26 (Call 04/15/26)	130	126,235
5.25%, 08/11/25 (Call 07/11/25)(b)	455	450,819
5.95%, 02/15/29 (Call 01/15/28)(b)	150	149,998
6.50%, 07/18/28 (Call 06/18/28)(b)	140	143,433
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	20	17,143
4.63%, 03/30/25	138	136,529
4.75%, 06/09/27 (Call 05/09/27)	180	175,177
5.75%, 11/20/25 (Call 10/20/25)	375	375,511
5.80%, 05/01/25 (Call 04/01/25)	269	269,731
6.85%, 01/03/30 (Call 01/03/29)(a)	140	144,489
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)	520	537,776
7.10%, 11/15/27 (Call 10/15/27)(c)	360	378,375
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	418	385,130
2.25%, 03/04/25 (Call 02/01/25)	622	602,696
2.55%, 03/04/27 (Call 02/01/27)	675	632,701
3.13%, 05/20/26 (Call 04/20/26)	420	405,586
3.30%, 05/03/27 (Call 04/02/27)	585	559,751
3.95%, 08/01/25 (Call 07/01/25)	585	576,464
4.20%, 11/06/25 (Call 10/06/25)	339	336,224
4.90%, 02/13/26 (Call 01/13/26)	500	501,916
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(a)	580	579,439
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	490	498,699
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	435	439,865
5.85%, 11/05/27 (Call 10/05/27)	394	410,697
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)	310	316,373
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	160	153,132
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	20	19,144
3.00%, 04/02/25 (Call 03/02/25)	154	150,495
5.70%, 12/15/28 (Call 11/15/28)	170	178,008
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	20	17,640
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	250	223,945
3.95%, 07/15/26 (Call 06/15/26)(b)	250	233,041
7.95%, 08/11/28 (Call 07/11/28)(b)	250	261,004
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	259	234,205
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	272	253,903
1.95%, 09/20/26 (Call 08/20/26)(b)	327	298,589
3.50%, 11/01/27 (Call 07/01/27)(b)	25	23,301
4.13%, 08/01/25 (Call 06/01/25)(b)	335	326,290
4.88%, 10/01/25 (Call 07/01/25)(b)	120	117,919
6.25%, 04/15/28 (Call 03/15/28)(b)	335	343,467
	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.75%, 10/25/28 (Call 09/25/28)(b)	$175	$183,811
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	295	273,973
2.53%, 11/18/27 (Call 10/18/27)(b)	804	716,160
2.75%, 02/21/28 (Call 12/21/27)(b)	115	102,682
2.88%, 02/15/25 (Call 01/15/25)(b)	450	435,926
3.25%, 02/15/27 (Call 12/15/26)(b)	342	317,310
4.25%, 04/15/26 (Call 03/15/26)(b)	377	364,552
4.38%, 05/01/26 (Call 03/01/26)(b)	290	281,081
5.50%, 01/15/26 (Call 12/15/25)(b)	247	245,416
5.75%, 03/01/29 (Call 02/01/29)(b)	250	248,884
6.38%, 05/04/28 (Call 04/04/28)(b)	65	66,423
Banco BTG Pactual SA/Cayman Islands, 2.75%,
01/11/26 (Call 12/11/25)(d)	200	188,714
Bayfront Infrastructure Management Pte. Ltd.,
4.26%, 05/16/26(d)	200	198,965
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	120	126,894
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	120	104,798
3.15%, 10/02/27 (Call 07/02/27)(b)	107	100,868
5.90%, 11/03/27 (Call 10/03/27)(b)	185	191,611
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	378,620
Blue Owl Credit Income Corp., 7.95%, 06/13/28
(Call 05/13/28)(b)	130	136,314
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	600	562,545
3.25%, 04/29/25 (Call 03/29/25)(b)	400	389,912
3.50%, 09/18/27 (Call 06/18/27)(d)	200	190,360
BOC Aviation USA Corp., 5.75%, 11/09/28
(Call 10/09/28)(d)	200	206,387
BOCOM International Blossom Ltd., 1.75%,
06/28/26(d)	200	184,443
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 09/15/24)(b)	35	35,297
9.75%, 03/15/29 (Call 03/15/26)(b)	120	120,100
Brightsphere Investment Group Inc., 4.80%,
07/27/26	100	95,189
Brookfield Finance Inc., 3.90%, 01/25/28
(Call 10/25/27)	405	391,882
Burford Capital Global Finance LLC, 6.25%,
04/15/28 (Call 04/15/24)(b)	150	144,993
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	172	164,718
7.20%, 12/12/28 (Call 11/12/28)(b)	225	232,350
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	692	629,073
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	443	428,565
3.20%, 02/05/25 (Call 01/05/25)	347	340,022
3.65%, 05/11/27 (Call 04/11/27)	255	244,074
3.75%, 07/28/26 (Call 06/28/26)	460	443,301
3.75%, 03/09/27 (Call 02/09/27)	95	91,227
3.80%, 01/31/28 (Call 12/31/27)	620	591,504
4.20%, 10/29/25 (Call 09/29/25)	510	501,369
4.25%, 04/30/25 (Call 03/31/25)	285	281,896
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	692	682,298
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	503	500,210

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	$355	$355,477
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)	80	80,732
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	220	226,726
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	195	203,196
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(b)	140	132,891
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	40	39,126
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(d)	200	183,402
1.80%, 07/22/26(d)	200	185,274
1.99%, 07/21/25(d)	200	190,981
CDBL Funding 2, 2.00%, 03/04/26(d)	600	565,750
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	528	486,063
1.15%, 05/13/26 (Call 04/13/26)	464	426,805
2.00%, 03/20/28 (Call 01/20/28)	335	299,506
2.45%, 03/03/27 (Call 02/03/27)	529	493,980
3.00%, 03/10/25 (Call 12/10/24)	228	222,727
3.20%, 03/02/27 (Call 12/02/26)	465	444,411
3.20%, 01/25/28 (Call 10/25/27)	45	42,472
3.30%, 04/01/27 (Call 01/01/27)	235	225,264
3.45%, 02/13/26 (Call 11/13/25)	280	272,430
3.63%, 04/01/25 (Call 01/01/25)	60	58,948
3.85%, 05/21/25 (Call 03/21/25)	234	230,359
4.20%, 03/24/25 (Call 02/22/25)	285	282,558
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	700	716,101
5.88%, 08/24/26 (Call 07/24/26)	120	122,858
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(a)	355	371,063
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	372,129
2.50%, 03/18/25 (Call 02/18/25)(d)	200	193,264
3.00%, 03/18/27 (Call 12/18/26)(d)	200	186,126
3.25%, 01/28/27 (Call 10/28/26)(d)	400	376,063
China Cinda Finance 2015 I Ltd., 4.25%,
04/23/25(d)	800	787,153
China Cinda Finance 2017 I Ltd., 4.40%,
03/09/27(d)	400	388,197
China Development Bank Financial Leasing Co.
Ltd., 2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(d)	400	381,632
China Great Wall International Holdings VI Ltd.,
4.25%, 04/28/25 (Call 03/28/25)(d)	600	585,728
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	400	377,907
5.44%, 07/18/26(d)	200	202,298
5.49%, 03/01/26(d)	600	606,371
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	60	58,770
CITIC Securities Finance MTN Co. Ltd., 2.00%,
06/03/25(d)	200	191,679
Clifford Capital Pte Ltd., 1.12%, 03/23/26
(Call 02/23/26)(d)	200	185,713
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	400	380,219
2.00%, 02/04/26(d)	200	187,885
	Par
Security	(000)	Value

Diversified Financial Services (continued)
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	$443	$434,107
3.75%, 06/15/28 (Call 03/15/28)	5	4,879
Coinbase Global Inc., 3.38%, 10/01/28
(Call 10/01/24)(b)	330	270,335
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/24)(c)	170	170,033
9.25%, 12/15/28 (Call 12/15/25)(b)	200	210,573
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(d)	200	195,235
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(b)	225	88,730
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	192,126
Dexia SA, 1.13%, 04/09/26(b)	200	185,821
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	265	259,731
4.10%, 02/09/27 (Call 11/09/26)	295	283,654
4.50%, 01/30/26 (Call 11/30/25)	192	189,470
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	255	244,865
Enact Holdings Inc., 6.50%, 08/15/25
(Call 02/15/25)(b)	325	324,318
Enova International Inc.
8.50%, 09/15/25 (Call 01/29/24)(b)	150	148,644
11.25%, 12/15/28 (Call 12/15/25)(b)	115	120,184
Far East Horizon Ltd., 3.38%, 02/18/25(d)	200	192,392
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/24)(b)	111	87,982
Franklin Resources Inc., 2.85%, 03/30/25	86	83,892
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29
(Call 02/01/26)(b)	25	25,317
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(b)	220	226,651
8.00%, 06/15/28 (Call 12/15/27)(b)	200	208,453
7.75%, 05/15/26 (Call 11/15/25)(b)	165	168,329
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)	110	104,953
9.25%, 12/01/28 (Call 12/01/25)(b)	170	181,031
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(b)(c)	125	98,598
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	187,676
Guotai Junan International Holdings Ltd., 2.00%,
03/03/26(d)	200	187,808
Haitong International Finance Holdings 2015 Ltd.,
2.11%, 03/12/25(d)	400	385,856
Haitong International Securities Group Ltd., 3.13%,
05/18/25(d)	200	192,891
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	379,545
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	600	569,088
1.75%, 08/02/26(d)	200	185,041
2.25%, 11/02/26(d)	200	186,239
2.70%, 01/27/27(d)	200	188,236
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	397,024
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	15	14,239
3.65%, 05/23/25	575	565,453
3.75%, 12/01/25 (Call 09/01/25)	625	613,156
4.00%, 09/15/27 (Call 08/15/27)	855	837,887
Intercorp Financial Services Inc., 4.13%, 10/19/27
(Call 07/19/27)(d)	200	184,994

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	$200	$183,261
1.65%, 09/03/25(d)	200	188,972
Invesco Finance PLC, 3.75%, 01/15/26	229	223,413
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	69	68,499
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28 (Call 08/15/24)(b)	335	302,102
Jefferies Financial Group Inc.
4.85%, 01/15/27	220	220,169
5.88%, 07/21/28 (Call 06/21/28)	340	351,585
6.45%, 06/08/27	102	106,365
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 08/15/24)(b)	115	110,311
9.50%, 02/15/29 (Call 02/15/26)(b)	125	125,822
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	378,448
Joy Treasure Assets Holdings Inc., 1.88%, 11/17/25
(Call 10/17/25)(d)	600	561,454
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	183,908
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	182,961
Kodit Global 2023-1 Co. Ltd., 4.95%, 05/25/26(d)	200	199,498
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26(d)	200	183,024
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	176,563
4.50%, 02/23/27(d)	200	174,562
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	14,237
3.75%, 02/13/25	134	131,429
4.50%, 09/19/28 (Call 06/19/28)	165	159,983
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	165	134,431
6.50%, 11/01/25 (Call 11/01/24)(b)	160	150,546
Legg Mason Inc., 4.75%, 03/15/26	212	211,501
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/24)(b)	110	101,371
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/24)(b)	200	192,671
6.75%, 11/17/28 (Call 10/17/28)	160	169,037
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	520	482,204
2.00%, 04/06/28 (Call 02/06/28)(b)	300	269,528
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28
(Call 04/17/25)(b)	200	210,066
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	477	463,123
2.95%, 11/21/26 (Call 08/21/26)	60	57,846
3.30%, 03/26/27 (Call 01/26/27)	330	320,092
3.50%, 02/26/28 (Call 11/26/27)	20	19,452
4.88%, 03/09/28 (Call 02/09/28)	530	544,913
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(Call 05/01/24)(b)	340	309,896
Mirae Asset Securities Co. Ltd., 2.63%, 07/30/25(d)	200	190,747
Mitsubishi HC Finance America LLC, 5.81%,
09/12/28 (Call 08/12/28)(b)	200	206,342
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	210	205,206
5.35%, 06/28/28 (Call 05/28/28)	315	322,818
5.65%, 06/28/25	70	70,654
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 02/01/24)(b)	175	170,504
5.50%, 08/15/28 (Call 08/15/24)(b)	280	266,551
	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.00%, 01/15/27 (Call 01/15/25)(b)	$215	$211,733
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	175	159,094
5.00%, 03/15/27 (Call 09/15/26)	230	219,289
6.75%, 06/25/25	180	181,223
6.75%, 06/15/26	170	170,993
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27
(Call 12/15/26)(b)	210	202,522
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(b)	174	172,545
6.88%, 08/15/28 (Call 08/15/24)(b)	720	724,364
NH Investment & Securities Co. Ltd., 1.88%,
10/07/26(d)	200	182,461
Nomura Holdings Inc.
1.65%, 07/14/26	430	394,824
1.85%, 07/16/25	520	494,590
2.17%, 07/14/28	470	413,574
2.33%, 01/22/27	430	396,072
2.71%, 01/22/29	20	17,797
5.10%, 07/03/25	330	328,634
5.39%, 07/06/27	235	236,184
5.71%, 01/09/26	225	226,996
5.84%, 01/18/28	210	214,950
6.07%, 07/12/28	210	217,279
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	305	298,684
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	188,944
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)	255	234,125
3.88%, 09/15/28 (Call 09/15/24)	210	184,166
6.63%, 01/15/28 (Call 07/15/27)	260	259,172
6.88%, 03/15/25	420	422,229
7.13%, 03/15/26	530	537,086
9.00%, 01/15/29 (Call 07/15/25)	300	315,925
ORIX Corp., 5.00%, 09/13/27	265	267,783
Osaic Holdings Inc., 10.75%, 08/01/27
(Call 08/01/24)(b)(c)	120	123,272
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	130	123,125
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/24)(b)	255	251,412
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/24)(b)	125	115,323
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	753,929
Power Finance Corp. Ltd., 6.15%, 12/06/28(d)	200	208,232
PRA Group Inc.
7.38%, 09/01/25 (Call 01/29/24)(b)	110	110,363
8.38%, 02/01/28 (Call 02/01/25)(b)	126	120,662
Provident Funding Associates LP/PFG Finance
Corp., 6.38%, 06/15/25 (Call 01/29/24)(b)	115	107,507
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	286	278,889
6.63%, 03/15/25 (Call 09/15/24)	295	295,952
REC Ltd.
2.25%, 09/01/26(d)	200	185,210
2.75%, 01/13/27(d)	200	186,440
3.88%, 07/07/27(d)	400	383,061
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc., 2.88%, 10/15/26
(Call 10/15/24)(b)	410	380,127

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Sarana Multi Infrastruktur Perusahaan Perseroan
Persero PT, 2.05%, 05/11/26(d)	$200	$183,213
Shenwan Hongyuan International Finance Ltd.,
1.80%, 07/14/26(d)	200	185,752
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	187,315
2.50%, 01/27/27(d)	200	185,092
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	175	163,745
4.20%, 10/29/25 (Call 09/29/25)	205	200,631
StoneX Group Inc., 8.63%, 06/15/25
(Call 06/15/24)(b)	120	121,260
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	144,132
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	165	156,366
3.95%, 12/01/27 (Call 09/01/27)	85	79,894
4.50%, 07/23/25 (Call 04/24/25)	333	325,747
4.88%, 06/13/25 (Call 05/13/25)	220	216,881
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(b)	270	266,478
5.75%, 06/15/27 (Call 06/15/24)(b)	175	171,758
USAA Capital Corp., 3.38%, 05/01/25(b)	225	220,287
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	145	128,645
1.90%, 04/15/27 (Call 02/15/27)	810	753,938
2.75%, 09/15/27 (Call 06/15/27)	35	33,244
3.15%, 12/14/25 (Call 09/14/25)	1,457	1,423,411
Voya Financial Inc.
3.65%, 06/15/26	135	130,630
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	195	165,404
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)	265	244,488
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/24)(b)	105	97,440
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	200	186,277
		83,353,794
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(d)	300	296,025
4.38%, 06/22/26(d)	400	394,706
Adani Transmission Step-One Ltd., 4.00%,
08/03/26(d)	200	188,178
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	35	33,803
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	347	321,621
3.30%, 07/15/25 (Call 06/15/25)(b)	365	353,794
5.45%, 06/01/28 (Call 05/01/28)	380	384,930
Alabama Power Co., 3.75%, 09/01/27
(Call 08/01/27)	600	585,240
Alexander Funding Trust II, 7.47%, 07/31/28
(Call 06/30/28)(b)	240	253,556
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27), (5-year CMT + 3.249%)(a)	265	230,172
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	350	321,131
3.65%, 02/15/26 (Call 11/15/25)	100	97,347
5.00%, 01/15/29 (Call 12/15/28)	150	150,842
5.70%, 12/01/26 (Call 11/01/26)	225	230,118
Ameren Illinois Co., 3.25%, 03/01/25
(Call 12/01/24)	92	90,383
	Par
Security	(000)	Value

Electric (continued)
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	$30	$28,469
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	249	218,354
5.20%, 01/15/29 (Call 12/15/28)	250	253,741
5.70%, 08/15/25	50	50,383
5.75%, 11/01/27 (Call 10/01/27)	530	546,188
Series J, 4.30%, 12/01/28 (Call 09/01/28)	20	19,542
Series N, 1.00%, 11/01/25 (Call 10/01/25)	120	111,747
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	109	106,797
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,752
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	23,686
3.15%, 05/15/25 (Call 02/15/25)	147	143,350
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)	10	9,759
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(Call 05/01/28)(b)	15	14,485
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	501	487,731
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	10	9,481
3.50%, 02/01/25 (Call 11/01/24)	35	34,492
4.05%, 04/15/25 (Call 03/15/25)	406	401,979
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	100	95,157
3.95%, 01/15/26 (Call 07/15/25)	35	34,158
5.95%, 03/15/28 (Call 02/15/28)	250	259,264
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(b)	430	409,049
5.13%, 03/15/28 (Call 03/15/24)(b)	520	496,997
5.25%, 06/01/26 (Call 06/01/24)(b)	145	142,655
Castle Peak Power Finance Co. Ltd., 3.25%,
07/25/27(d)	200	191,956
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (Call 09/01/28)	170	174,214
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	147	139,059
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	305	283,253
5.25%, 08/10/26	125	126,713
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	193,937
China Clean Energy Development Ltd., 4.00%,
11/05/25(d)	400	392,522
China Huadian Overseas Development 2018 Ltd.,
3.38%, (Call 06/23/25),
(5-year CMT + 6.065%)(a)(d)(f)	200	193,922
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
1.60%, 01/20/26(d)	200	188,066
3.08%, (Call 12/09/25),
(5-year CMT + 5.651%)(a)(d)(f)	200	191,971
China Southern Power Grid International Finance
BVI Co. Ltd., 3.50%, 05/08/27(d)	400	387,797
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26
(Call 03/04/24)(d)	200	193,411
Clearway Energy Operating LLC, 4.75%, 03/15/28
(Call 03/15/24)(b)	280	266,727
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	36	34,862
Cleveland Electric Illuminating Co. (The), 3.50%,
04/01/28 (Call 01/01/28)(b)	700	658,105

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
CLP Power Hong Kong Financing Ltd., 3.38%,
10/26/27(d)	$200	$191,701
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	80	76,579
3.45%, 08/15/27 (Call 05/15/27)	275	262,632
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(d)	200	191,998
Comision Federal de Electricidad, 4.75%,
02/23/27(d)	200	196,277
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	200	193,223
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	5	4,738
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	47	43,739
Series A, 3.20%, 03/15/27 (Call 12/15/26)	200	191,927
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	125	125,115
Consolidated Edison Co. of New York Inc., Series B,
3.13%, 11/15/27 (Call 08/15/27)	115	109,725
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	516	502,426
5.60%, 03/01/28 (Call 02/01/28)	215	221,151
Consumers Energy Co., 4.65%, 03/01/28
(Call 01/01/28)	220	220,936
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	240	235,585
4.25%, 06/01/28 (Call 03/01/28)	325	317,973
Series A, 1.45%, 04/15/26 (Call 03/15/26)	315	292,533
Series A, 3.30%, 03/15/25 (Call 02/15/25)	220	215,398
Series B, 3.60%, 03/15/27 (Call 01/15/27)	20	19,238
Series D, 2.85%, 08/15/26 (Call 05/15/26)	145	137,458
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	150	145,982
Drax Finco PLC, 6.63%, 11/01/25 (Call 01/09/24)(b)	205	203,618
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	10	9,837
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	70	66,333
4.88%, 06/01/28 (Call 05/01/28)	520	520,901
Series F, 1.05%, 06/01/25 (Call 05/01/25)	428	405,197
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	60	57,822
3.95%, 11/15/28 (Call 08/15/28)	30	29,408
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	371	348,031
2.65%, 09/01/26 (Call 06/01/26)	175	166,390
3.15%, 08/15/27 (Call 05/15/27)	35	33,077
3.25%, 01/15/82 (Call 10/15/26),
(5-year CMT + 2.321%)(a)	174	142,145
4.30%, 03/15/28 (Call 02/15/28)	655	642,682
4.85%, 01/05/27	125	125,639
4.85%, 01/05/29 (Call 12/05/28)	125	125,334
5.00%, 12/08/25	235	235,540
5.00%, 12/08/27 (Call 11/08/27)	505	509,941
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)	240	231,666
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	275	269,125
3.70%, 09/01/28 (Call 06/01/28)	15	14,498
Duquesne Light Holdings Inc., 3.62%, 08/01/27
(Call 05/01/27)(b)	5	4,679
Edison International
4.70%, 08/15/25	205	203,373
4.95%, 04/15/25 (Call 03/15/25)	243	241,359
	Par
Security	(000)	Value

Electric (continued)
5.25%, 11/15/28 (Call 10/15/28)	$145	$146,293
5.75%, 06/15/27 (Call 04/15/27)	20	20,448
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(a)	175	179,888
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,515	1,483,782
4.50%, 09/21/28 (Call 06/21/28)(b)	560	551,052
5.70%, 05/23/28 (Call 04/23/28)(b)	700	722,282
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)	225	216,136
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	294	284,866
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	705	696,293
Enel Finance America LLC, 7.10%, 10/14/27
(Call 09/14/27)(b)	395	422,094
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	530	484,126
3.50%, 04/06/28(b)	885	834,785
4.25%, 06/15/25(b)	385	380,100
4.63%, 06/15/27 (Call 05/15/27)(b)	415	412,454
6.80%, 10/14/25(b)	280	287,012
Entergy Arkansas LLC, 4.00%, 06/01/28
(Call 03/01/28)	5	4,848
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	288	269,633
2.95%, 09/01/26 (Call 06/01/26)	260	247,666
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	170	159,481
3.12%, 09/01/27 (Call 06/01/27)	170	160,779
3.25%, 04/01/28 (Call 01/01/28)	50	47,157
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	186,290
6.35%, 08/10/28(d)	200	194,411
7.13%, 02/11/25(d)	400	398,430
8.45%, 08/10/28(d)	200	200,208
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	35	33,248
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	110	107,903
Evergy Missouri West Inc., 5.15%, 12/15/27
(Call 11/15/27)(b)	240	241,737
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	263	247,823
4.60%, 07/01/27 (Call 06/01/27)	425	420,363
4.75%, 05/15/26	135	134,178
5.00%, 01/01/27	130	130,312
5.45%, 03/01/28 (Call 02/01/28)	460	468,390
5.95%, 02/01/29 (Call 01/01/29)	225	233,983
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	287	268,206
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	137,172
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	395	371,527
3.40%, 04/15/26 (Call 01/15/26)	511	495,863
3.95%, 06/15/25 (Call 03/15/25)	413	406,760
5.15%, 03/15/28 (Call 02/15/28)	235	238,337
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(b)	142	133,772
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	111	106,500
Series A, 1.60%, 01/15/26 (Call 12/15/25)	110	102,868
Series B, 4.15%, 07/15/27 (Call 04/15/27)	507	487,786
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	420	410,803

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.13%, 12/01/25 (Call 06/01/25)	$65	$63,358
4.40%, 05/15/28 (Call 03/15/28)	115	115,280
4.45%, 05/15/26 (Call 04/15/26)	172	172,049
5.05%, 04/01/28 (Call 03/01/28)	490	501,156
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	367	349,324
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	25	24,105
3.25%, 03/30/27 (Call 12/30/26)	35	33,486
4.65%, 05/16/28 (Call 03/16/28)	480	480,610
Guangzhou Development District Holding Group Co.
Ltd., 2.85%, 01/19/27(d)	200	185,280
Hengjian International Investment Ltd., 1.88%,
06/23/25(d)	200	190,535
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	191,420
Iberdrola International BV, 5.81%, 03/15/25	20	20,141
Interstate Power & Light Co., 4.10%, 09/26/28
(Call 06/26/28)	215	208,820
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	371,073
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	80	76,934
3.35%, 11/15/27 (Call 08/15/27)	5	4,766
4.95%, 09/22/27 (Call 08/22/27)(b)	580	582,090
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	191,535
Jersey Central Power & Light Co., 4.30%, 01/15/26
(Call 10/15/25)(b)	145	142,465
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	200	188,637
4.88%, 05/24/26 (Call 02/24/26)(d)	200	195,847
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	191,943
3.60%, 05/06/25(d)	200	196,370
Korea Electric Power Corp., 1.13%, 06/15/25(d)	400	379,657
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	182,641
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	184,334
Lamar Funding Ltd., 3.96%, 05/07/25(d)	514	498,605
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(d)	200	91,447
Louisville Gas & Electric Co., Series 25, 3.30%,
10/01/25 (Call 07/01/25)	15	14,658
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	200	196,450
Metropolitan Edison Co., 5.20%, 04/01/28
(Call 03/01/28)(b)	60	60,624
MidAmerican Energy Co., 3.10%, 05/01/27
(Call 02/01/27)	10	9,562
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(b)	35	33,863
Monongahela Power Co., 3.55%, 05/15/27
(Call 02/15/27)(b)	115	110,063
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	207,626
National Central Cooling Co. PJSC, 2.50%,
10/21/27(d)	200	180,859
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	215	221,335
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	320	293,278
1.88%, 02/07/25	380	367,937
3.05%, 04/25/27 (Call 01/25/27)	60	57,171
3.25%, 11/01/25 (Call 08/01/25)	30	29,228
3.40%, 02/07/28 (Call 11/07/27)	300	287,764
3.45%, 06/15/25	265	259,969
4.45%, 03/13/26 (Call 02/13/26)	140	139,330
4.80%, 02/05/27 (Call 01/05/27)	150	150,601
	Par
Security	(000)	Value

Electric (continued)
4.80%, 03/15/28 (Call 02/15/28)	$355	$359,283
4.85%, 02/07/29 (Call 01/07/29)	150	151,238
5.05%, 09/15/28 (Call 08/15/28)	240	244,718
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	30	28,981
5.45%, 10/30/25	465	469,862
5.60%, 11/13/26 (Call 10/13/26)	100	102,432
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(a)	20	20,701
New York State Electric & Gas Corp., 5.65%,
08/15/28 (Call 07/15/28)(b)	12	12,406
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	693	638,130
1.90%, 06/15/28 (Call 04/15/28)	620	549,330
3.55%, 05/01/27 (Call 02/01/27)	620	597,029
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	50	43,901
4.45%, 06/20/25	317	314,380
4.63%, 07/15/27 (Call 06/15/27)	740	737,926
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	10	8,921
4.90%, 02/28/28 (Call 01/28/28)	1,015	1,019,982
4.90%, 03/15/29 (Call 02/15/29)	300	300,609
4.95%, 01/29/26	300	300,187
5.75%, 09/01/25	552	557,472
6.05%, 03/01/25	10	10,084
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	165	156,282
4.50%, 09/15/27 (Call 06/15/27)(b)	180	169,620
7.25%, 01/15/29 (Call 10/15/28)(b)	245	252,325
Niagara Mohawk Power Corp., 4.28%, 12/15/28
(Call 09/15/28)(b)	170	163,069
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	330	310,034
2.45%, 12/02/27 (Call 10/02/27)(b)(c)	230	207,940
5.75%, 01/15/28 (Call 01/15/25)	275	272,119
6.63%, 01/15/27 (Call 07/15/24)	135	135,361
NTPC Ltd., 4.25%, 02/26/26(d)	200	196,979
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	183	170,789
2.95%, 04/01/25 (Call 01/01/25)	99	96,716
Pacific Gas & Electric Co., 6.10%, 01/15/29
(Call 12/15/28)	320	331,488
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	282	268,873
3.00%, 06/15/28 (Call 04/15/28)	665	609,591
3.15%, 01/01/26	702	674,841
3.30%, 03/15/27 (Call 12/15/26)	30	28,369
3.30%, 12/01/27 (Call 09/01/27)	120	112,331
3.45%, 07/01/25	419	408,508
3.50%, 06/15/25 (Call 03/15/25)	326	317,430
3.75%, 07/01/28	395	371,797
4.65%, 08/01/28 (Call 05/01/28)	15	14,472
4.95%, 06/08/25	230	228,666
5.45%, 06/15/27 (Call 05/15/27)	130	130,741
PacifiCorp, 5.10%, 02/15/29 (Call 01/15/29)	175	177,088
Palomino Funding Trust I, 7.23%, 05/17/28
(Call 04/17/28)(b)	250	263,221
Pampa Energia SA, 7.50%, 01/24/27
(Call 03/01/24)(d)	300	284,361

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28
(Call 08/15/24)(b)	$235	$218,967
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(d)	600	582,189
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
5.38%, 01/25/29(d)	200	201,348
5.45%, 05/21/28(d)	200	201,927
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/24)	325	314,038
Pike Corp., 5.50%, 09/01/28 (Call 09/01/24)(b)	250	239,719
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	325	308,833
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)	142	136,523
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	89	82,545
2.25%, 09/15/26 (Call 06/15/26)	20	18,877
3.00%, 05/15/25 (Call 02/15/25)	40	39,138
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	290	272,024
5.85%, 11/15/27 (Call 10/15/27)	145	150,654
5.88%, 10/15/28 (Call 09/15/28)	205	214,510
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	10	8,948
3.65%, 05/15/25 (Call 02/15/25)	319	311,707
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28
(Call 02/12/24)(d)	200	180,828
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	185	174,640
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	5	4,776
4.95%, 08/15/28 (Call 07/15/28)	520	527,456
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28(d)	400	398,147
Saudi Electricity Global Sukuk Co. 5, 1.74%,
09/17/25(d)	250	236,056
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	45	42,687
3.30%, 04/01/25 (Call 03/01/25)	207	202,529
3.40%, 02/01/28 (Call 10/01/27)	5	4,763
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	453	401,228
5.40%, 08/01/26 (Call 07/01/26)	180	182,108
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	15	14,291
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26),
(5-year CMT + 6.554%)(a)(d)(f)	400	339,957
7.00%, (Call 10/21/25),
(5-year CMT + 9.199%)(a)(d)(f)	200	184,565
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	150	150,353
4.90%, 06/01/26 (Call 05/01/26)	120	120,380
5.30%, 03/01/28 (Call 02/01/28)	830	850,813
5.65%, 10/01/28 (Call 09/01/28)	130	135,244
5.85%, 11/01/27 (Call 10/01/27)	265	275,636
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	285	266,002
Series C, 4.20%, 06/01/25	197	194,735
Series D, 4.70%, 06/01/27 (Call 05/01/27)	405	406,352
Series E, 3.70%, 08/01/25 (Call 06/01/25)	229	224,790
	Par
Security	(000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$665	$641,779
4.85%, 06/15/28 (Call 04/15/28)	240	241,370
5.11%, 08/01/27	20	20,231
5.15%, 10/06/25	300	301,000
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)	359	335,534
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	5	4,461
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(a)	436	419,121
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	210	194,124
4.15%, 12/01/25 (Call 09/01/25)	150	147,854
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	52	49,057
Series M, 4.10%, 09/15/28 (Call 06/15/28)	300	291,039
Series N, 1.65%, 03/15/26 (Call 02/15/26)	417	389,836
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	200	190,003
3.25%, 11/24/25(b)	200	194,672
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	570,357
State Grid Europe Development 2014 PLC, 3.13%,
04/07/25 (Call 03/07/25)(d)	200	195,920
State Grid Europe Development PLC, 3.25%,
04/07/27 (Call 03/07/27)(d)	400	385,405
State Grid Overseas Investment BVI Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	200	188,733
1.13%, 09/08/26 (Call 08/08/26)(d)	200	182,601
2.88%, 05/18/26(d)	600	576,154
3.50%, 05/04/27(d)	400	387,797
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	485	491,527
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	200,630
Tampa Electric Co., 4.90%, 03/01/29
(Call 02/01/29)	105	106,100
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 01/29/24)(b)	113	111,691
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	566,406
3.15%, 06/02/26(d)	400	386,255
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	382,523
4.85%, 11/01/28(d)	200	199,880
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25 (Call 03/01/25)(b)	325	319,332
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	200	196,296
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	125	121,993
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	80	76,097
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	187,533
Series A, 3.15%, 01/15/26 (Call 10/15/25)	385	373,701
Series A, 3.50%, 03/15/27 (Call 12/15/26)	235	227,088
Series A, 3.80%, 04/01/28 (Call 01/01/28)	15	14,562
Series B, 2.95%, 11/15/26 (Call 08/15/26)	45	43,122
Series B, 3.75%, 05/15/27 (Call 04/15/27)	545	531,521
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	347	330,775
5.00%, 07/31/27 (Call 07/31/24)(b)	460	445,545
5.13%, 05/13/25(b)	140	139,119
5.50%, 09/01/26 (Call 01/09/24)(b)	320	317,027

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.63%, 02/15/27 (Call 02/15/24)(b)	$485	$478,232
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3	2,660
4.75%, 01/09/26 (Call 12/09/25)	480	478,908
4.75%, 01/15/28 (Call 12/15/27)	340	339,751
5.00%, 09/27/25 (Call 08/27/25)	255	255,137
5.15%, 10/01/27 (Call 09/01/27)	315	319,129
5.60%, 09/12/26 (Call 08/12/26)	135	137,916
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	110	111,040
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	385	352,307
3.30%, 06/01/25 (Call 12/01/24)	353	344,808
3.35%, 12/01/26 (Call 06/01/26)	85	81,910
4.00%, 06/15/28 (Call 12/15/27)	5	4,862
Zhejiang Energy International Ltd., 1.74%,
07/20/26(d)	200	184,937
		79,144,011
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	170	154,667
3.15%, 06/01/25 (Call 03/01/25)	168	164,687
Energizer Holdings Inc.
4.75%, 06/15/28 (Call 07/01/24)(b)	200	186,106
6.50%, 12/31/27 (Call 08/31/24)(b)	125	124,510
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	105	99,310
Molex Electronic Technologies LLC, 3.90%,
04/15/25 (Call 01/15/25)(b)	209	203,500
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(b)	530	532,797
7.25%, 06/15/28 (Call 06/15/24)(b)	400	410,968
		1,876,545
Electronics — 0.2%
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	298	288,489
4.75%, 03/30/26	25	25,021
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	200	190,520
4.00%, 04/01/25 (Call 01/01/25)	73	71,727
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	237	233,639
6.25%, 03/15/28 (Call 02/15/28)	212	219,481
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	300	291,507
4.75%, 06/15/25 (Call 03/15/25)	157	155,369
6.00%, 01/15/28 (Call 12/15/27)	130	133,725
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	265	254,578
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	400	375,612
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	550	498,845
1.35%, 06/01/25 (Call 05/01/25)	571	546,654
2.50%, 11/01/26 (Call 08/01/26)	135	128,741
4.95%, 02/15/28 (Call 01/15/28)	386	395,634
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	80	75,644
3.35%, 03/01/26 (Call 12/01/25)	60	58,186
3.50%, 02/15/28 (Call 11/15/27)	5	4,786
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	185	171,863
3.95%, 01/12/28 (Call 10/12/27)	35	33,428
	Par
Security	(000)	Value

Electronics (continued)
4.25%, 05/15/27 (Call 04/15/27)	$242	$236,629
Keysight Technologies Inc., 4.60%, 04/06/27
(Call 01/06/27)	10	9,940
Legrand France SA, 8.50%, 02/15/25	343	353,473
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/24)(b)	130	131,804
Sensata Technologies BV, 5.00%, 10/01/25(b)	250	247,681
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	260	237,045
2.38%, 08/09/28 (Call 06/09/28)	105	92,055
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	160	160,394
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	115	109,875
3.70%, 02/15/26 (Call 11/15/25)	110	107,629
4.50%, 02/13/26	280	279,033
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	260	240,105
2.40%, 04/01/28 (Call 02/01/28)	145	127,620
		6,486,732
Energy - Alternate Sources — 0.1%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27
(Call 03/01/24)(d)	200	188,628
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	200	182,667
1.88%, 09/17/25 (Call 08/17/25)(d)	400	379,591
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 01/29/24)(b)(c)	240	87,363
Greenko Dutch BV, 3.85%, 03/29/26
(Call 03/01/24)(d)	370	347,973
Greenko Power II Ltd., 4.30%, 12/13/28
(Call 12/14/24)(d)	180	164,294
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26
(Call 03/01/24)(d)	200	196,465
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25 (Call 04/06/24)(d)	200	196,662
Hanwha Q Cells Americas Holdings Corp., 5.00%,
07/27/28(d)	200	201,553
MSU Energy SA/UGEN SA/UENSA SA, 6.88%,
02/01/25 (Call 03/01/24)(d)	250	206,248
SK Battery America Inc., 2.13%, 01/26/26(d)	200	185,675
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 09/01/24)(b)(c)	135	112,000
11.75%, 10/01/28 (Call 04/01/28)(b)(c)	120	104,290
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(b)	255	245,750
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	291,489
		3,090,648
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	355	349,388
Artera Services LLC, 9.03%, 12/04/25
(Call 02/04/24)(b)	320	327,163
BCEG HongKong Co. Ltd., 2.22%, 07/02/26
(Call 06/02/26)(d)	400	372,030
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/24)(b)	155	153,010
CCCI Treasure Ltd., 3.65%, (Call 11/21/26),
(5-year CMT + 5.117%)(a)(d)(f)	200	190,696
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	384,950
4.00%, 07/06/27(d)	200	195,812

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
China State Construction Finance Cayman I Ltd.,
3.40%, (Call 06/08/26),
(5-year CMT + 5.581%)(a)(d)(f)	$200	$190,822
Chouzhou International Investment Ltd., 4.00%,
02/18/25(d)	400	392,878
CRCC Hean Ltd., 1.88%, 05/20/26
(Call 04/20/26)(d)	200	187,319
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	197,677
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25),
(5-year CMT + 6.189%)(a)(d)(f)	200	193,690
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	190	182,927
Henan Water Conservancy Investment Group Co.
Ltd., 2.80%, 09/18/25(d)	400	378,519
HTA Group Ltd./Mauritius, 7.00%, 12/18/25
(Call 02/12/24)(d)	200	197,505
IHS Holding Ltd., 5.63%, 11/29/26 (Call 03/01/24)(d)	400	359,592
IHS Netherlands Holdco BV, 8.00%, 09/18/27
(Call 03/01/24)(d)	200	183,731
INNOVATE Corp., 8.50%, 02/01/26
(Call 02/01/24)(b)	110	82,994
Jacobs Engineering Group Inc., 6.35%, 08/18/28
(Call 07/18/28)	215	224,608
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	241,524
MasTec Inc., 4.50%, 08/15/28 (Call 01/29/24)(b)(c)	50	46,938
Mexico City Airport Trust, 4.25%, 10/31/26
(Call 07/31/26)(d)	200	192,220
Powerchina Roadbridge Group British Virgin Islands
Ltd., 3.08%, (Call 04/01/26),
(5-year CMT + 5.256%)(a)(d)(f)	200	190,347
Ste Transcore Holdings Inc., 4.13%, 05/23/26(d)	200	197,224
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,488
3.63%, 04/28/26 (Call 01/28/26)(b)	395	382,813
Tutor Perini Corp., 6.88%, 05/01/25
(Call 01/16/24)(b)(c)	180	177,681
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28 (Call 09/15/24)(b)	135	125,992
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	180,353
Yongda Investment Ltd., 2.25%, 06/16/25(d)	400	383,106
Zhengzhou Urban Construction Investment Group
Co. Ltd., 5.20%, 08/30/25(d)	200	196,928
		7,082,925
Entertainment — 0.3%
Affinity Interactive, 6.88%, 12/15/27
(Call 12/01/24)(b)	179	161,840
AMC Entertainment Holdings Inc., 10.00%, 06/15/26
(Call 06/15/24), (12.00% PIK)(b)(c)(e)	440	343,427
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/24)(b)	1,120	1,125,415
8.13%, 07/01/27 (Call 07/01/24)(b)(c)	645	661,920
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/24)(b)	340	340,541
CCM Merger Inc., 6.38%, 05/01/26
(Call 11/01/24)(b)	100	98,961
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	185	183,219
5.50%, 05/01/25 (Call 05/01/24)(b)	355	354,347
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(b)	245	233,512
5.50%, 04/01/27 (Call 04/01/24)(b)	210	207,532
	Par
Security	(000)	Value

Entertainment (continued)
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	$255	$235,217
5.88%, 03/15/26 (Call 03/15/24)(b)	128	126,768
8.75%, 05/01/25 (Call 05/01/24)(b)	52	52,361
Empire Resorts Inc., 7.75%, 11/01/26
(Call 11/01/24)(b)	105	97,216
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/24)(b)	146	146,866
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(b)	245	237,180
5.25%, 01/15/29 (Call 01/15/25)(b)	250	243,831
6.25%, 01/15/27 (Call 07/15/26)(b)	260	261,375
6.50%, 02/15/25 (Call 08/15/24)(b)	191	191,365
Light & Wonder International Inc., 7.00%, 05/15/28
(Call 05/15/24)(b)	250	250,910
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(b)	180	166,257
4.75%, 10/15/27 (Call 10/15/24)(b)	365	349,433
5.63%, 03/15/26 (Call 03/15/24)(b)	115	114,206
6.50%, 05/15/27 (Call 05/15/24)(b)	400	404,363
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	150	148,939
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 01/16/24)(b)(c)	220	211,263
8.00%, 02/01/26 (Call 02/01/24)(b)	389	365,764
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/24)(b)	145	139,264
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(b)	120	120,665
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 01/15/25)(b)	135	130,435
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 11/01/24)(b)(c)	145	139,531
SeaWorld Parks & Entertainment Inc., 8.75%,
05/01/25 (Call 05/01/24)(b)	85	85,766
Six Flags Entertainment Corp., 5.50%, 04/15/27
(Call 04/15/24)(b)	160	159,203
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(b)	142	142,697
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 11/01/24)(b)	150	142,292
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/29/24)(b)	230	230,381
Warnermedia Holdings Inc.
3.64%, 03/15/25	612	600,114
3.76%, 03/15/27 (Call 02/15/27)	1,404	1,348,560
3.79%, 03/15/25 (Call 01/09/24)	232	227,705
		10,780,641
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27
(Call 07/15/24)(b)	200	193,914
Enviri Corp., 5.75%, 07/31/27 (Call 07/31/24)(b)	160	150,708
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	200	209,451
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	275	249,000
3.75%, 08/01/25 (Call 08/01/24)(b)	290	282,221
4.00%, 08/01/28 (Call 08/01/24)(b)	250	229,075
4.25%, 06/01/25 (Call 06/01/24)(b)	205	201,371
5.13%, 12/15/26 (Call 12/15/24)(b)	180	175,745
Madison IAQ LLC, 4.13%, 06/30/28
(Call 06/30/24)(b)	230	211,461

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	$295	$274,880
2.90%, 07/01/26 (Call 04/01/26)	20	19,219
3.20%, 03/15/25 (Call 12/15/24)	242	237,208
3.38%, 11/15/27 (Call 08/15/27)(c)	20	19,219
3.95%, 05/15/28 (Call 02/15/28)	275	268,827
Stericycle Inc., 3.88%, 01/15/29 (Call 01/16/24)(b)	175	159,202
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/24)(b)(c)	75	78,493
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	255	260,015
5.50%, 09/18/26 (Call 08/18/26)(b)	285	288,791
Waste Connections Inc., 4.25%, 12/01/28
(Call 09/01/28)	5	4,938
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	390	363,510
1.15%, 03/15/28 (Call 01/15/28)	35	30,680
3.13%, 03/01/25 (Call 12/01/24)	320	313,713
3.15%, 11/15/27 (Call 08/15/27)	110	105,178
Waste Pro USA Inc., 5.50%, 02/15/26
(Call 02/15/24)(b)	190	184,387
		4,511,206
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(b)	237	225,494
4.63%, 01/15/27 (Call 01/15/25)(b)	455	441,495
5.88%, 02/15/28 (Call 08/15/24)(b)	250	249,658
6.50%, 02/15/28 (Call 02/15/25)(b)	345	348,648
7.50%, 03/15/26 (Call 03/15/24)(b)	201	204,998
Alsea SAB de CV, 7.75%, 12/14/26
(Call 01/29/24)(d)	200	202,637
Aragvi Finance International DAC, 8.45%, 04/29/26
(Call 04/29/24)(d)	50	35,770
B&G Foods Inc.
5.25%, 04/01/25 (Call 01/29/24)	112	109,927
5.25%, 09/15/27 (Call 03/01/24)(c)	175	157,810
8.00%, 09/15/28 (Call 09/15/25)(b)(c)	180	187,537
Blossom Joy Ltd., 3.10%, (Call 07/21/25),
(5-year CMT + 5.799%)(a)(d)(f)	200	192,931
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/24)(b)	135	109,615
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	212	207,314
3.95%, 03/15/25 (Call 01/15/25)	362	356,671
4.15%, 03/15/28 (Call 12/15/27)	480	469,575
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(d)	400	385,516
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25
(Call 05/17/25)(d)	200	191,099
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26
(Call 06/14/26)(d)	400	355,009
Chobani LLC/Chobani Finance Corp. Inc., 4.63%,
11/15/28 (Call 11/15/24)(b)	125	117,058
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	485	425,915
4.60%, 11/01/25 (Call 09/01/25)	464	459,990
4.85%, 11/01/28 (Call 08/01/28)	340	338,725
5.30%, 10/01/26	175	176,778
7.00%, 10/01/28	65	70,011
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	810	775,443
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	215	205,982
	Par
Security	(000)	Value

Food (continued)
4.00%, 04/17/25 (Call 02/17/25)	$555	$548,075
4.20%, 04/17/28 (Call 01/17/28)	145	142,890
4.70%, 01/30/27 (Call 12/30/26)	150	150,211
5.24%, 11/18/25 (Call 01/16/24)	15	15,002
5.50%, 10/17/28 (Call 09/17/28)	220	227,098
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	102	96,783
2.30%, 08/15/26 (Call 05/15/26)	30	28,506
3.20%, 08/21/25 (Call 05/21/25)	35	34,298
4.25%, 05/04/28 (Call 04/04/28)	40	39,888
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 01/09/24)(b)	120	8,114
Hormel Foods Corp., 1.70%, 06/03/28
(Call 04/03/28)	10	8,932
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	35	33,644
J M Smucker Co. (The), 5.90%, 11/15/28
(Call 10/15/28)	335	350,330
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	390	360,540
5.13%, 02/01/28 (Call 01/01/28)	595	589,607
JM Smucker Co. (The), 3.50%, 03/15/25	550	540,533
KeHE Distributors LLC/KeHE Finance Corp., 8.63%,
10/15/26 (Call 10/15/24)(b)	55	56,180
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%,
02/15/29 (Call 02/15/26)(b)	250	252,456
Kellanova
3.25%, 04/01/26	215	208,446
3.40%, 11/15/27 (Call 08/15/27)	120	115,222
4.30%, 05/15/28 (Call 02/15/28)	385	379,734
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	813	780,839
3.88%, 05/15/27 (Call 02/15/27)	512	500,471
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(c)	335	316,769
3.50%, 02/01/26 (Call 11/01/25)	300	292,508
3.70%, 08/01/27 (Call 05/01/27)	10	9,678
Lamb Weston Holdings Inc., 4.88%, 05/15/28
(Call 11/15/27)(b)	200	194,640
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	75	72,340
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	185	168,944
2.70%, 04/01/25 (Call 03/01/25)(b)	374	364,699
4.55%, 04/20/28 (Call 03/20/28)(b)	510	510,608
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	400	369,179
3.40%, 08/15/27 (Call 05/15/27)	139	132,678
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	240	219,325
4.25%, 09/15/25(b)	290	286,769
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	351	336,287
2.63%, 03/17/27 (Call 01/17/27)	342	322,957
NBM U.S. Holdings Inc., 7.00%, 05/14/26
(Call 03/01/24)(d)	200	200,567
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	330	305,881
1.00%, 09/15/27 (Call 07/15/27)(b)	390	347,340
1.15%, 01/14/27 (Call 12/14/26)(b)	335	305,268
3.50%, 09/24/25 (Call 07/24/25)(b)	305	300,004

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.00%, 09/12/25 (Call 08/12/25)(b)	$400	$396,455
4.13%, 10/01/27 (Call 09/01/27)(b)	305	302,776
5.00%, 03/14/28 (Call 02/14/28)(b)(c)	720	738,261
5.00%, 09/12/28 (Call 08/12/28)(b)	150	154,364
5.25%, 03/13/26(b)	435	441,525
Performance Food Group Inc.
5.50%, 10/15/27 (Call 10/15/24)(b)	375	366,514
6.88%, 05/01/25 (Call 05/01/24)(b)	100	100,281
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/24)(b)	298	293,112
5.75%, 03/01/27 (Call 03/01/24)(b)	150	149,335
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(d)	400	387,543
Sigma Holdco BV, 7.88%, 05/15/26
(Call 01/09/24)(b)	170	159,650
Smithfield Foods Inc., 4.25%, 02/01/27
(Call 11/01/26)(b)	277	266,952
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	102,162
3.30%, 07/15/26 (Call 04/15/26)	532	516,170
3.75%, 10/01/25 (Call 07/01/25)	85	83,269
5.75%, 01/17/29 (Call 12/17/28)	125	130,449
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 09/01/24)	160	142,726
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	301	288,269
4.00%, 03/01/26 (Call 01/01/26)	437	428,991
U.S. Foods Inc., 6.88%, 09/15/28 (Call 09/15/25)(b)	175	179,599
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	196,497
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/24)(b)(c)	150	126,063
Yili Holding Investment Ltd., 1.63%, 11/19/25
(Call 10/19/25)(d)	200	187,750
		23,664,559
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/29/24)(b)	220	218,562
5.00%, 02/01/28 (Call 02/01/24)(b)	385	371,719
TKC Holdings Inc., 6.88%, 05/15/28
(Call 05/15/24)(b)	150	137,094
		727,375
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	220	206,252
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)(c)	80	73,425
1.75%, 09/30/25 (Call 08/30/25)(b)	409	388,903
2.10%, 04/30/27 (Call 02/28/27)(b)	165	152,191
3.60%, 03/01/25 (Call 12/01/24)(b)	407	400,803
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	193,519
Mercer International Inc.
5.50%, 01/15/26 (Call 01/29/24)	96	92,892
12.88%, 10/01/28 (Call 10/01/25)(b)	63	67,673
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	110	96,046
5.75%, 07/14/26(d)	200	201,567
6.00%, 01/15/29 (Call 10/15/28)	600	604,880
Suzano International Finance BV, 5.50%, 01/17/27	343	342,985
		2,821,136
	Par
Security	(000)	Value

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$240	$235,924
5.75%, 05/20/27 (Call 02/20/27)	175	167,696
5.88%, 08/20/26 (Call 05/20/26)	225	217,542
9.38%, 06/01/28 (Call 06/01/25)(b)	220	226,103
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	700	690,968
4.25%, 07/15/27 (Call 04/15/27)(b)	80	77,897
Atmos Energy Corp., 3.00%, 06/15/27
(Call 03/15/27)	5	4,761
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	50	46,697
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	265	254,037
4.63%, 08/05/27 (Call 07/05/27)(b)	240	234,905
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	30	29,350
5.25%, 03/01/28 (Call 02/01/28)	340	347,841
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(b)	348	330,327
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26 (Call 05/12/24)(d)	200	188,950
ENN Energy Holdings Ltd., 4.63%, 05/17/27
(Call 04/17/27)(d)	400	396,054
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	280	262,499
Korea Gas Corp.
1.13%, 07/13/26(d)	400	366,039
3.50%, 07/21/25(d)	200	195,878
3.50%, 07/02/26(d)	400	387,919
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	10	9,746
5.20%, 07/15/25 (Call 04/15/25)	245	243,802
5.50%, 01/15/26 (Call 12/15/25)	195	195,826
5.50%, 10/01/26	130	130,930
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	647	607,430
3.49%, 05/15/27 (Call 02/15/27)	30	28,883
5.25%, 03/30/28 (Call 02/29/28)	420	428,536
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	192,108
Shaoxing City Investment Group Ltd., 2.50%,
08/19/26 (Call 05/19/26)(d)	400	370,511
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	730	694,129
3.20%, 06/15/25 (Call 03/15/25)	75	73,371
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	187	178,717
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	285	274,670
Southwest Gas Corp.
5.45%, 03/23/28 (Call 02/23/28)	65	66,340
5.80%, 12/01/27 (Call 11/01/27)	50	51,573
Talent Yield International Ltd., 2.00%, 05/06/26
(Call 04/26/26)(d)	200	187,039
		8,394,998
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	20	19,548
Regal Rexnord Corp.
6.05%, 02/15/26(b)	120	121,191
6.05%, 04/15/28 (Call 03/15/28)(b)	495	501,920
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 01/09/24)	125	121,180
3.40%, 03/01/26 (Call 01/01/26)	210	203,581

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hand & Machine Tools (continued)
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	$245	$213,923
4.25%, 11/15/28 (Call 08/15/28)	25	24,422
6.00%, 03/06/28 (Call 02/06/28)	265	277,605
Werner FinCo LP/Werner FinCo Inc., 11.50%,
06/15/28 (Call 06/15/25)(b)(c)	125	132,675
		1,616,045
Health Care - Products — 0.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	35	31,180
2.95%, 03/15/25 (Call 12/15/24)	448	439,662
3.75%, 11/30/26 (Call 08/30/26)	220	216,856
3.88%, 09/15/25 (Call 06/15/25)	10	9,917
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)	15	14,371
Alcon Finance Corp., 2.75%, 09/23/26
(Call 07/23/26)(b)	230	217,645
Avantor Funding Inc., 4.63%, 07/15/28
(Call 07/15/24)(b)	510	485,821
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28
(Call 10/01/25)(b)	455	473,517
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	642	587,913
2.27%, 12/01/28 (Call 10/01/28)	445	396,568
2.60%, 08/15/26 (Call 05/15/26)	10	9,463
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	424	407,424
4.00%, 03/01/28 (Call 12/01/27)	15	14,636
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	55	53,849
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	725	732,023
5.65%, 11/15/27 (Call 10/15/27)	595	613,596
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	387	368,000
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(b)	145	139,928
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)	180	178,713
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	50	46,181
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	369	350,397
3.38%, 11/01/25 (Call 08/01/25)	476	464,201
3.50%, 03/15/26 (Call 12/15/25)	322	314,698
4.85%, 12/08/28 (Call 11/08/28)	140	141,408
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(b)	150	142,191
4.63%, 11/15/27 (Call 11/15/24)	185	179,454
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	195	173,620
4.80%, 11/21/27 (Call 10/21/27)	369	375,257
4.95%, 08/10/26 (Call 07/10/26)	445	450,456
5.00%, 12/05/26 (Call 11/05/26)	250	253,347
5.00%, 01/31/29 (Call 12/31/28)	325	332,431
Varex Imaging Corp., 7.88%, 10/15/27
(Call 10/15/24)(b)(c)	110	111,750
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	442	427,459
5.35%, 12/01/28 (Call 11/01/28)	160	164,744
		9,318,676
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28
(Call 07/01/24)(b)	150	147,177
	Par
Security	(000)	Value

Health Care - Services (continued)
Akumin Inc.
7.00%, 11/01/25 (Call 01/29/24)(b)	$135	$110,687
7.50%, 08/01/28 (Call 08/01/24)(b)	100	77,083
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/24)(b)	195	188,067
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	965	860,539
4.25%, 12/15/27 (Call 12/15/24)	1,145	1,102,706
Charles River Laboratories International Inc., 4.25%,
05/01/28 (Call 05/01/24)(b)	175	165,339
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	10	9,863
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/24)(b)	635	587,987
6.00%, 01/15/29 (Call 01/15/25)(b)	163	147,267
6.88%, 04/01/28 (Call 04/01/24)(b)	252	166,503
8.00%, 03/15/26 (Call 03/15/24)(b)	369	363,277
8.00%, 12/15/27 (Call 12/15/24)(b)	232	228,103
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	282	264,992
6.07%, 11/01/27 (Call 08/01/27)	200	207,323
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	392	366,026
3.65%, 12/01/27 (Call 09/01/27)	665	641,219
4.10%, 03/01/28 (Call 12/01/27)	755	740,374
4.90%, 02/08/26 (Call 02/08/24)	275	273,947
5.35%, 10/15/25 (Call 09/15/25)	355	356,915
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	265	253,305
5.75%, 09/15/25 (Call 09/15/24)	138	137,412
Fresenius Medical Care U.S. Finance III Inc., 1.88%,
12/01/26 (Call 11/01/26)(b)	105	95,092
Global Medical Response Inc., 6.50%, 10/01/25
(Call 01/29/24)(b)(h)	190	162,921
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	465	458,933
5.20%, 06/01/28 (Call 05/01/28)	475	479,152
5.25%, 04/15/25	543	542,444
5.25%, 06/15/26 (Call 12/15/25)	536	537,619
5.38%, 02/01/25	885	884,986
5.38%, 09/01/26 (Call 03/01/26)	429	431,602
5.63%, 09/01/28 (Call 03/01/28)	335	341,259
5.88%, 02/15/26 (Call 08/15/25)	568	573,394
Health Care Service Corp. A Mutual Legal Reserve
Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	282	268,853
Heartland Dental LLC/Heartland Dental
Finance Corp.
8.50%, 05/01/26 (Call 01/29/24)(b)(c)	115	114,174
10.50%, 04/30/28 (Call 05/15/25)(b)	240	250,297
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	311	284,931
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	687	620,534
3.95%, 03/15/27 (Call 12/15/26)	70	68,322
4.50%, 04/01/25 (Call 03/01/25)	259	257,002
5.75%, 03/01/28 (Call 02/01/28)	240	247,712
5.75%, 12/01/28 (Call 11/01/28)	90	93,252
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(b)	375	367,661
5.00%, 05/15/27 (Call 05/15/24)(b)	365	356,926
5.70%, 05/15/28 (Call 04/15/28)(b)	200	203,874

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$332	$307,803
3.60%, 02/01/25 (Call 11/01/24)	441	433,600
3.60%, 09/01/27 (Call 06/01/27)	10	9,637
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(Call 01/29/24)(b)	205	192,253
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(b)	195	193,623
Molina Healthcare Inc., 4.38%, 06/15/28
(Call 01/29/24)(b)	280	262,567
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	255	238,127
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 01/29/24)(b)	290	288,631
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	260	252,341
3.50%, 03/30/25 (Call 12/30/24)	365	358,380
Quorum Health Corp., 11.63%, 04/15/23(j)	100	—
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/24)(b)(c)	50	32,616
Rede D'or Finance Sarl, 4.95%, 01/17/28
(Call 10/17/27)(d)	200	189,168
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%,
12/01/26 (Call 01/29/24)(b)(c)	455	454,803
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	250	232,518
1.93%, 12/13/28 (Call 10/13/28)(b)	630	562,039
2.13%, 03/10/25 (Call 02/10/25)(b)	335	325,788
2.31%, 03/10/27 (Call 02/10/27)(b)	755	710,201
2.63%, 05/15/26 (Call 02/15/26)(b)	200	192,018
3.00%, 11/10/25 (Call 08/10/25)(b)	50	48,716
3.63%, 09/17/28 (Call 06/17/28)(b)	50	48,447
5.27%, 11/13/26 (Call 10/13/26)(b)	380	387,659
5.34%, 11/13/28 (Call 10/13/28)(b)	420	435,046
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/24)(b)(c)	260	233,908
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/24)(b)	435	435,061
SSM Health Care Corp., 4.89%, 06/01/28
(Call 03/01/28)(c)	177	178,758
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 01/29/24)(b)(c)	68	68,087
10.00%, 04/15/27 (Call 04/15/24)(b)	100	101,375
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	222	208,211
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 01/16/24)(b)	250	210,722
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/24)	300	284,507
4.88%, 01/01/26 (Call 03/01/24)	685	678,845
5.13%, 11/01/27 (Call 11/01/24)	505	490,916
6.13%, 10/01/28 (Call 10/01/24)	825	820,200
6.25%, 02/01/27 (Call 02/01/24)	505	503,524
Toledo Hospital (The), Series B, 5.33%, 11/15/28	100	93,585
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/24)(b)	245	214,069
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	530	518,401
1.15%, 05/15/26 (Call 04/15/26)	467	433,348
1.25%, 01/15/26	283	265,337
2.95%, 10/15/27	350	331,822
	Par
Security	(000)	Value

Health Care - Services (continued)
3.10%, 03/15/26	$177	$171,905
3.38%, 04/15/27	65	62,901
3.45%, 01/15/27	188	183,055
3.70%, 12/15/25	15	14,754
3.75%, 07/15/25	676	667,103
3.85%, 06/15/28	775	757,490
5.15%, 10/15/25	315	317,999
5.25%, 02/15/28 (Call 01/15/28)	400	412,794
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)	285	260,619
UPMC, Series D-1, 3.60%, 04/03/25	75	73,355
		30,185,683
Holding Companies - Diversified — 0.5%
Amipeace Ltd.
1.50%, 10/22/25(d)	200	188,665
1.75%, 11/09/26(d)	200	184,962
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	452	412,710
2.88%, 06/15/27 (Call 05/15/27)	85	77,914
2.88%, 06/15/28 (Call 04/15/28)	425	377,087
3.25%, 07/15/25 (Call 06/15/25)	546	525,979
3.88%, 01/15/26 (Call 12/15/25)	445	427,823
4.25%, 03/01/25 (Call 01/01/25)	299	293,450
5.88%, 03/01/29 (Call 02/01/29)	105	104,024
7.00%, 01/15/27	190	194,935
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	135	122,497
2.95%, 03/10/26 (Call 02/10/26)	157	146,702
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	215	198,530
Benteler International AG, Class A, 10.50%,
05/15/28 (Call 05/15/25)(b)	160	171,314
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	472	428,617
3.25%, 03/15/27 (Call 02/15/27)	385	353,681
4.70%, 03/24/25	442	436,405
7.05%, 09/29/25	235	239,258
7.30%, 11/27/28 (Call 10/27/28)(b)	105	109,521
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	220	197,680
2.75%, 09/16/26 (Call 08/16/26)	285	262,547
2.85%, 09/30/28 (Call 07/30/28)	130	113,894
3.63%, 01/15/26 (Call 12/15/25)	355	339,975
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	165	149,743
2.88%, 06/11/28 (Call 04/11/28)	100	88,702
3.40%, 07/15/26 (Call 06/15/26)	300	280,569
3.75%, 07/22/25 (Call 06/22/25)	252	243,496
4.00%, 03/30/25 (Call 02/28/25)	252	246,008
4.25%, 01/15/26 (Call 12/15/25)	234	225,897
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	70	64,193
4.70%, 02/08/27 (Call 01/08/27)	253	241,412
5.50%, 03/21/25	105	103,841
7.75%, 09/16/27 (Call 08/16/27)	285	295,479
7.75%, 01/15/29 (Call 12/15/28)(b)	160	166,918
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	240	211,126
3.75%, 06/17/26 (Call 05/17/26)(b)	45	41,417
4.75%, 12/15/25 (Call 11/15/25)(b)	163	155,565
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	178,912
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	186,632

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
CITIC Ltd.
2.45%, 02/25/25(d)	$200	$194,332
2.88%, 02/17/27 (Call 01/17/27)(d)	200	189,738
3.70%, 06/14/26(d)	200	194,504
3.88%, 02/28/27(d)	400	390,754
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	435	404,293
Fairfax India Holdings Corp., 5.00%, 02/26/28
(Call 12/26/27)(d)	250	225,153
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	15	13,622
3.13%, 10/12/28 (Call 08/12/28)	200	175,866
3.25%, 07/15/27 (Call 06/15/27)	240	220,234
3.40%, 01/15/26 (Call 12/15/25)	412	391,988
4.13%, 02/01/25 (Call 01/01/25)	80	78,592
4.25%, 02/14/25 (Call 01/14/25)(b)	140	137,346
Fund of National Welfare Samruk-Kazyna JSC,
2.00%, 10/28/26 (Call 07/28/26)(d)	200	184,518
Gaci First Investment Co., 5.00%, 10/13/27
(Call 09/13/27)(d)	400	400,281
Goldman Sachs BDC Inc., 2.88%, 01/15/26
(Call 12/15/25)	320	304,887
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	255	226,215
2.50%, 08/24/26 (Call 07/24/26)	255	232,667
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(d)	200	195,115
Guohui International Bvi Co. Ltd., 3.15%,
08/27/25(d)	400	382,777
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	183,313
4.75%, 04/27/27(d)	400	376,217
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	382,337
4.88%, 11/22/26(d)	200	190,807
5.00%, 11/19/25(d)	200	193,500
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	463	416,116
6.25%, 05/15/26 (Call 05/15/24)	410	393,002
6.38%, 12/15/25 (Call 01/29/24)	255	250,892
ICD Funding Ltd., 3.22%, 04/28/26
(Call 03/28/26)(d)	200	189,503
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	200	200,200
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	200	199,908
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	247	227,716
6.95%, 03/01/29 (Call 02/01/29)	70	71,134
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(d)	600	567,591
3.00%, 03/28/27 (Call 02/28/27)(d)	200	188,954
Morgan Stanley Direct Lending Fund, 4.50%,
02/11/27 (Call 01/11/27)	95	91,566
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	5	4,505
3.50%, 02/25/25 (Call 01/25/25)	305	296,131
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	65	58,795
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	110	100,596
3.44%, 10/15/28 (Call 08/15/28)	5	4,300
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
3.71%, 01/22/26 (Call 12/22/25)	$190	$179,594
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	400	376,563
3.63%, 05/04/27(d)	200	194,386
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	197,445
SFG International Holdings Co. Ltd., 2.40%,
06/03/26(d)	200	181,011
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)	40	36,771
Stena International SA, 6.13%, 02/01/25
(Call 02/01/24)(b)	160	160,000
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25(d)	200	196,163
Temasek Financial I Ltd., 3.63%, 08/01/28
(Call 05/01/28)(b)	500	489,416
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	185,350
		20,114,744
Home Builders — 0.1%
Adams Homes Inc.
7.50%, 02/15/25 (Call 02/15/24)(b)	26	25,908
9.25%, 10/15/28 (Call 10/15/25)(b)	83	84,970
Ashton Woods USA LLC/Ashton Woods Finance
Co., 6.63%, 01/15/28 (Call 01/15/25)(b)	90	89,115
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/24)	120	117,057
6.75%, 03/15/25 (Call 01/16/24)(c)	80	79,980
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 09/15/24)(b)	200	194,923
Century Communities Inc., 6.75%, 06/01/27
(Call 06/01/24)	195	196,424
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	417	380,115
1.40%, 10/15/27 (Call 08/15/27)	90	80,264
Dream Finders Homes Inc., 8.25%, 08/15/28
(Call 08/15/25)(b)	115	120,850
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/24)(b)	165	163,306
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/24)(b)	140	132,950
5.00%, 03/01/28 (Call 03/01/24)(b)	70	66,540
Installed Building Products Inc., 5.75%, 02/01/28
(Call 01/16/24)(b)	110	107,838
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	130	134,048
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	270	268,583
4.75%, 11/29/27 (Call 05/29/27)	517	515,420
5.00%, 06/15/27 (Call 12/15/26)	60	60,104
5.25%, 06/01/26 (Call 12/01/25)	190	190,730
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(b)	130	137,268
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	152	145,502
Mattamy Group Corp., 5.25%, 12/15/27
(Call 12/15/24)(b)	190	183,672
Meritage Homes Corp., 5.13%, 06/06/27
(Call 12/06/26)	115	113,285
New Home Co. Inc. (The), 8.25%, 10/15/27
(Call 10/15/25)(b)	85	78,956
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(c)	65	65,415
5.50%, 03/01/26 (Call 12/01/25)	275	277,774

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.,
4.75%, 02/15/28 (Call 02/15/24)	$185	$176,645
STL Holding Co. LLC
7.50%, 02/15/26 (Call 02/15/24)(b)	80	81,407
8.75%, 02/15/29 (Call 02/15/26)(b)	25	25,428
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	175	174,094
5.88%, 06/15/27 (Call 03/15/27)(b)	170	170,008
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	35	33,985
4.88%, 11/15/25 (Call 08/15/25)	181	179,902
4.88%, 03/15/27 (Call 12/15/26)	274	271,977
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	115	113,022
5.70%, 06/15/28 (Call 12/15/27)	100	98,618
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 06/30/24)(b)	50	49,456
		5,385,539
Home Furnishings — 0.0%
Arcelik AS, 8.50%, 09/25/28(d)	200	208,053
Harman International Industries Inc., 4.15%,
05/15/25 (Call 02/15/25)	62	61,089
Leggett & Platt Inc., 3.50%, 11/15/27
(Call 08/15/27)	220	208,689
TCL Technology Investments Ltd., 1.88%,
07/14/25(d)	212	200,801
Whirlpool Corp., 3.70%, 05/01/25	127	124,717
		803,349
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	45	45,361
Central Garden & Pet Co., 5.13%, 02/01/28
(Call 01/01/25)	105	101,696
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	310	296,102
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	70	66,399
3.90%, 05/15/28 (Call 02/15/28)	330	320,358
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	115	102,562
3.05%, 08/15/25	172	168,006
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 12/31/24)(b)	160	154,779
7.00%, 12/31/27 (Call 12/31/24)(b)	170	165,927
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(b)	845	805,917
		2,227,107
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25
(Call 01/29/24)(b)	57	56,966
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/24)(b)	255	251,008
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	185	181,469
5.20%, 04/01/26 (Call 01/01/26)	655	636,836
6.38%, 09/15/27 (Call 06/15/27)	210	206,702
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26
(Call 12/15/24)(c)	95	92,172
	Par
Security	(000)	Value

Housewares (continued)
Turkiye Sise ve Cam Fabrikalari AS, 6.95%,
03/14/26 (Call 12/14/25)(d)	$200	$200,385
		1,625,538
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
8.25%, 02/01/29 (Call 02/01/26)(b)	215	215,666
10.13%, 08/01/26 (Call 08/01/24)(b)	135	140,754
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	620	596,596
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	115	106,310
2.88%, 10/15/26 (Call 07/15/26)	10	9,517
AIA Group Ltd.
2.70%, (Call 04/07/26),
(5-year CMT + 1.758%)(a)(d)(f)	400	370,049
3.20%, 03/11/25 (Call 12/11/24)(b)	225	220,804
5.63%, 10/25/27 (Call 09/25/27)(b)	610	631,507
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(b)	250	234,229
6.75%, 10/15/27 (Call 10/15/24)(b)	455	445,299
6.75%, 04/15/28 (Call 04/15/25)(b)	455	459,139
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	315	307,766
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	440	408,019
3.28%, 12/15/26 (Call 09/15/26)	65	62,640
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	46	44,467
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	200	196,077
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)(c)	160	158,859
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	15	14,863
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27 (Call 04/28/27)	380	358,952
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	280	274,820
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,
08/15/50 (Call 08/15/25),
(3-mo. LIBOR US + 3.593%)(a)(d)	400	396,051
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	115	113,236
Assured Guaranty U.S. Holdings Inc., 6.13%,
09/15/28 (Call 08/15/28)	15	15,707
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/24)(b)	50	47,247
7.00%, 08/15/25 (Call 01/29/24)(b)	195	195,041
Athene Global Funding
1.45%, 01/08/26(b)(c)	290	268,822
1.61%, 06/29/26(b)	260	237,431
1.73%, 10/02/26(b)	320	289,826
1.99%, 08/19/28(b)	220	190,687
2.55%, 06/29/25(b)	102	97,456
2.95%, 11/12/26(b)	80	74,711
5.58%, 01/09/29(b)	300	302,607
Athene Holding Ltd., 4.13%, 01/12/28
(Call 10/12/27)	745	718,278
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	105	101,338
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27 (Call 02/15/27)	785	742,336

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	$524	$510,290
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	354	324,352
2.00%, 06/28/28(b)	100	86,718
China Life Insurance Overseas Co. Ltd./Hong Kong,
5.35%, 08/15/33, (5-year CMT + 1.232%)(d)	400	406,859
China Taiping Insurance Holdings Co. Ltd., 6.40%,
(Call 03/09/28), (5-year CMT + 2.072%)(a)(d)(f)	800	839,534
Chubb INA Holdings Inc.
3.15%, 03/15/25	100	98,027
3.35%, 05/03/26 (Call 02/03/26)	395	383,748
Cincinnati Financial Corp., 6.92%, 05/15/28	100	108,677
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46 (Call 06/24/26),
(3-mo. LIBOR US + 4.918%)(a)(d)	200	199,926
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	30	28,748
4.50%, 03/01/26 (Call 12/01/25)	200	198,151
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	297	296,455
CNO Global Funding
1.75%, 10/07/26(b)	300	273,061
2.65%, 01/06/29(b)	180	156,034
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	462	451,994
3.65%, 04/05/27 (Call 03/05/27)	595	571,278
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)	355	356,030
Corebridge Global Funding
0.90%, 09/22/25(b)	255	238,082
5.20%, 01/12/29(b)	100	100,368
5.75%, 07/02/26(b)	235	237,707
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26),
(3-mo. LIBOR US + 3.660%)(a)(b)(f)	925	885,976
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	165	145,220
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)	146	140,490
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)	20	18,402
1.30%, 07/12/26(b)	305	276,429
1.40%, 07/07/25(b)	160	151,370
1.70%, 11/12/26(b)	250	226,950
1.80%, 03/08/28(b)	200	176,884
5.45%, 03/03/28(b)	440	442,377
5.50%, 12/02/25(b)	356	356,980
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	430	418,497
7.00%, 04/01/28	5	5,339
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)	120	124,517
F&G Global Funding
1.75%, 06/30/26(b)	405	368,333
2.00%, 09/20/28(b)	15	12,809
2.30%, 04/11/27(b)	355	320,039
5.15%, 07/07/25(b)	140	138,046
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	200	198,206
	Par
Security	(000)	Value

Insurance (continued)
Farmers Exchange Capital, 7.05%, 07/15/28(b)	$5	$5,078
Fidelity & Guaranty Life Holdings Inc., 5.50%,
05/01/25 (Call 02/01/25)(b)	270	267,815
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	70	68,118
GA Global Funding Trust
1.63%, 01/15/26(b)	280	259,044
1.95%, 09/15/28(b)	30	25,663
2.25%, 01/06/27(b)	330	302,077
5.50%, 01/08/29(b)	150	150,970
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(b)	235	207,096
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	205	203,041
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25 (Call 07/12/25)(b)	226	211,983
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/24)(b)	205	205,138
Guardian Life Global Funding
0.88%, 12/10/25(b)	120	111,440
1.10%, 06/23/25(b)	102	96,677
1.25%, 11/19/27(b)	40	35,370
1.40%, 07/06/27(b)(c)	50	44,765
3.25%, 03/29/27(b)	325	311,211
5.55%, 10/28/27(b)	465	481,636
5.74%, 10/02/28(b)	100	104,872
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%, 06/01/26 (Call 03/01/26)(d)	200	177,907
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32
(Call 02/04/27), (5-year CMT + 1.850%)(a)(d)	400	369,983
High Street Funding Trust I, 4.11%, 02/15/28
(Call 11/15/27)(b)	125	118,359
Horace Mann Educators Corp., 7.25%, 09/15/28
(Call 08/15/28)	55	59,715
Jackson Financial Inc., 5.17%, 06/08/27
(Call 05/08/27)(c)	90	90,271
Jackson National Life Global Funding
3.05%, 04/29/26(b)	20	18,894
3.88%, 06/11/25(b)	235	228,820
5.25%, 04/12/28(b)	150	146,257
5.50%, 01/09/26(b)	270	270,273
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52
(Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	200	197,739
Legal & General Group PLC, 5.25%, 03/21/47
(Call 03/21/27),
(5-year USD Swap + 3.697%)(a)(d)	600	583,874
Liberty Mutual Group Inc., 4.13%, 12/15/51
(Call 12/15/26), (5-year CMT + 3.315%)(a)(b)	175	153,099
Lincoln National Corp.
3.35%, 03/09/25	261	254,645
3.63%, 12/12/26 (Call 09/15/26)(c)	90	86,962
3.80%, 03/01/28 (Call 12/01/27)(c)	110	105,792
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	239	233,377
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	422	404,485
4.15%, 03/04/26	373	367,146
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	140	137,782
3.75%, 03/14/26 (Call 12/14/25)	45	44,207
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	54,926

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
2.80%, 03/21/25(b)	$290	$283,191
4.15%, 08/26/25(b)	228	225,888
4.50%, 04/10/26(b)	235	234,086
4.85%, 01/17/29(b)	200	201,278
5.05%, 12/07/27(b)	440	445,753
5.05%, 06/14/28(b)	205	207,291
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48
(Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)	670	656,036
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	45	43,177
Met Tower Global Funding
1.25%, 09/14/26(b)	350	319,475
3.70%, 06/13/25(b)	235	230,982
4.85%, 01/16/27(b)	150	150,684
5.40%, 06/20/26(b)	165	167,195
MetLife Inc., 3.00%, 03/01/25	255	249,763
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	299	283,336
2.80%, 03/21/25(b)	245	239,088
4.05%, 08/25/25(b)	190	187,706
4.40%, 06/30/27(b)	490	482,864
4.85%, 01/08/29(b)	150	150,692
5.00%, 01/06/26(b)	310	311,349
5.05%, 01/06/28(b)	520	525,504
5.40%, 09/12/28(b)	185	189,643
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)	225	219,063
Muang Thai Life Assurance PCL, 3.55%, 01/27/37
(Call 10/27/26), (10-year CMT + 2.400%)(a)(d)	200	185,253
Mutual of Omaha Companies Global Funding,
5.45%, 12/12/28(b)	90	91,420
Mutual of Omaha Cos Global Funding, 5.80%,
07/27/26(b)	100	101,757
New York Life Global Funding
0.85%, 01/15/26(b)	250	232,202
0.95%, 06/24/25(b)	283	268,253
1.15%, 06/09/26(b)	395	363,323
3.00%, 01/10/28(b)	375	352,706
3.25%, 04/07/27(b)	415	397,921
3.60%, 08/05/25(b)	212	208,663
4.70%, 04/02/26(b)	370	369,715
4.70%, 01/29/29(b)	250	250,977
4.85%, 01/09/28(b)	395	398,248
4.90%, 06/13/28(b)	110	111,396
5.45%, 09/18/26(b)	150	153,059
Nippon Life Insurance Co., 4.70%, 01/20/46
(Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)	400	390,796
NMI Holdings Inc., 7.38%, 06/01/25
(Call 03/30/25)(b)	166	167,809
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	95	88,051
1.75%, 01/11/27(b)	422	387,016
4.00%, 07/01/25(b)(c)	204	201,710
4.35%, 09/15/27(b)	60	59,150
4.70%, 04/06/26(b)	360	358,550
4.71%, 01/10/29(b)	170	170,668
4.90%, 06/12/28(b)	120	120,396
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	90	87,195
	Par
Security	(000)	Value

Insurance (continued)
Pacific Life Global Funding II
1.20%, 06/24/25(b)	$15	$14,263
1.38%, 04/14/26(b)	245	227,338
1.60%, 09/21/28(b)	5	4,295
4.90%, 01/11/29(b)	100	100,461
5.50%, 08/28/26(b)	100	101,668
5.50%, 07/18/28(b)	980	1,006,144
Phoenix Group Holdings PLC, 4.75%, 09/04/31
(Call 06/04/26), (5-year CMT + 4.276%)(a)(d)	200	191,962
Pricoa Global Funding I
0.80%, 09/01/25(b)	365	342,380
1.20%, 09/01/26(b)	550	502,711
4.20%, 08/28/25(b)	180	178,299
5.10%, 05/30/28(b)	520	527,140
5.55%, 08/28/26(b)	150	152,932
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	45	44,052
Principal Life Global Funding II
0.88%, 01/12/26(b)	360	332,004
1.25%, 06/23/25(b)	310	294,699
1.25%, 08/16/26(b)	325	295,981
1.50%, 11/17/26(b)	325	297,014
3.00%, 04/18/26(b)	350	334,505
5.00%, 01/16/27(b)	85	85,716
5.10%, 01/25/29(b)	125	125,783
5.50%, 06/28/28(b)(c)	270	273,171
Progressive Corp. (The)
2.45%, 01/15/27	5	4,713
2.50%, 03/15/27 (Call 02/15/27)	310	291,720
Protective Life Global Funding
1.17%, 07/15/25(b)	280	265,164
1.30%, 09/20/26(b)	210	191,300
1.62%, 04/15/26(b)	285	264,502
3.22%, 03/28/25(b)	190	186,135
4.71%, 07/06/27(b)	260	260,097
4.99%, 01/12/27(b)	150	150,746
5.21%, 04/14/26(b)	225	225,072
5.37%, 01/06/26(b)	335	338,187
5.47%, 12/08/28(b)	150	153,624
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	460	447,590
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	165	154,778
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	305	300,930
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	125	121,925
Prudential Funding Asia PLC, 2.95%, 11/03/33
(Call 08/03/28), (5-year CMT + 1.517%)(a)(d)	200	176,978
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	175	180,731
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25),
(5-year CMT + 3.047%)(a)(d)(f)	200	193,549
5.88%, (Call 05/12/25),
(5-year CMT + 5.513%)(a)(b)(f)	200	196,850
Reinsurance Group of America Inc., 3.95%,
09/15/26 (Call 06/15/26)	5	4,874
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	430	385,182
2.75%, 05/07/25(b)	25	24,118

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
2.75%, 01/21/27(b)	$125	$115,017
6.15%, 06/29/28(b)	100	101,038
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	10	9,494
RGA Global Funding
2.00%, 11/30/26(b)	15	13,783
6.00%, 11/21/28(b)	100	103,523
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(b)	200	190,510
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(b)	50	47,724
SBL Holdings Inc., 5.13%, 11/13/26
(Call 09/13/26)(b)	192	181,941
SiriusPoint Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	75	70,339
Sumitomo Life Insurance Co., 4.00%, 09/14/77
(Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)	565	533,205
Tongyang Life Insurance Co. Ltd., 5.25%,
(Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(f)	200	186,984
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	160	157,729
Vigorous Champion International Ltd., 2.75%,
06/02/25(d)	400	384,118
Willis North America Inc., 4.65%, 06/15/27
(Call 05/15/27)	467	463,388
Willow No. 2 Ireland PLC for Zurich Insurance Co.
Ltd., 4.25%, 10/01/45 (Call 10/01/25),
(3-mo. LIBOR US + 3.177%)(a)(d)	400	386,522
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	200	187,684
3.50%, 03/08/26 (Call 12/08/25)(d)	200	184,158
		51,305,235
Internet — 0.6%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28 (Call 05/01/24)(b)	120	105,206
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)	975	927,205
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	361	339,972
0.80%, 08/15/27 (Call 06/15/27)	280	250,030
2.00%, 08/15/26 (Call 05/15/26)	200	189,288
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	151	143,681
1.00%, 05/12/26 (Call 04/12/26)	971	898,849
1.20%, 06/03/27 (Call 04/03/27)	522	471,456
1.65%, 05/12/28 (Call 03/12/28)	60	53,985
3.00%, 04/13/25	676	662,723
3.15%, 08/22/27 (Call 05/22/27)	1,310	1,259,118
3.30%, 04/13/27 (Call 03/13/27)	803	778,715
4.55%, 12/01/27 (Call 11/01/27)	840	847,071
4.60%, 12/01/25	500	501,150
5.20%, 12/03/25 (Call 09/03/25)	407	411,733
ANGI Group LLC, 3.88%, 08/15/28
(Call 08/15/24)(b)(c)	170	146,053
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/24)(b)	315	280,890
6.13%, 12/01/28 (Call 12/01/24)(b)	160	138,224
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	181,631
1.72%, 04/09/26 (Call 03/09/26)	235	219,011
3.08%, 04/07/25 (Call 03/07/25)	280	272,963
3.63%, 07/06/27	50	48,073
	Par
Security	(000)	Value

Internet (continued)
4.13%, 06/30/25	$215	$211,605
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	45	43,962
3.65%, 03/15/25 (Call 12/15/24)	355	349,296
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/24)(b)	165	147,820
5.63%, 09/15/28 (Call 09/15/24)(b)	130	109,867
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/24)(b)	125	122,012
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	195	187,191
7.00%, 06/15/27 (Call 06/15/24)(b)	170	170,762
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	387	358,603
1.90%, 03/11/25 (Call 02/11/25)	505	487,382
3.60%, 06/05/27 (Call 03/05/27)	151	146,023
EquipmentShare.com Inc., 9.00%, 05/15/28
(Call 05/15/25)(b)(c)	350	356,563
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	395	378,551
4.63%, 08/01/27 (Call 05/01/27)	276	273,863
5.00%, 02/15/26 (Call 11/15/25)	210	210,006
6.25%, 05/01/25 (Call 02/01/25)(b)	516	520,157
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(b)	365	362,976
6.75%, 09/30/27 (Call 09/30/24)(b)	320	325,108
Getty Images Inc., 9.75%, 03/01/27
(Call 03/01/24)(b)	110	110,116
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/24)(b)	225	220,833
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/24)(b)	160	139,668
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(b)	150	138,102
JD.com Inc., 3.88%, 04/29/26	250	243,742
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 06/01/24)(b)	143	135,010
5.00%, 12/15/27 (Call 12/15/24)(b)	185	179,657
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	400	377,522
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	1,150	1,116,331
4.60%, 05/15/28 (Call 04/15/28)	310	313,101
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/24)(b)	255	164,170
NAVER Corp., 1.50%, 03/29/26(d)	400	370,772
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	215	211,067
4.38%, 11/15/26	438	434,740
4.88%, 04/15/28	660	665,319
5.88%, 02/15/25	330	332,357
5.88%, 11/15/28	575	605,914
Newfold Digital Holdings Group Inc., 11.75%,
10/15/28 (Call 10/15/25)(b)	150	162,970
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc.
4.75%, 04/30/27 (Call 10/15/24)(b)(c)	111	106,926
6.00%, 02/15/28 (Call 02/15/24)(b)	50	47,681
10.75%, 06/01/28 (Call 06/01/24)(b)(c)	75	77,045
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	400	371,184
4.85%, 07/06/27 (Call 04/06/27)(d)	200	193,282

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Rakuten Group Inc., 5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(f)	$245	$207,142
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	600	564,665
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	194,311
3.60%, 01/19/28 (Call 10/19/27)(c)(d)	600	571,582
3.80%, 02/11/25(c)(d)	200	197,300
Tencent Music Entertainment Group, 1.38%,
09/03/25 (Call 08/03/25)	235	221,467
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/24)(b)	195	195,386
Uber Technologies Inc.
6.25%, 01/15/28 (Call 01/09/24)(b)	225	226,199
7.50%, 09/15/27 (Call 09/15/24)(b)	400	410,070
8.00%, 11/01/26 (Call 11/01/24)(b)	505	514,003
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/24)	95	93,930
5.25%, 04/01/25 (Call 01/01/25)	360	359,887
		24,362,225
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	400	399,548
Allegheny Ludlum LLC, 6.95%, 12/15/25	55	56,030
ArcelorMittal SA
4.55%, 03/11/26	222	219,679
6.55%, 11/29/27 (Call 10/29/27)	452	473,681
ATI Inc., 5.88%, 12/01/27 (Call 12/01/24)	150	147,445
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26 (Call 07/15/24)(b)	210	192,375
Carpenter Technology Corp., 6.38%, 07/15/28
(Call 07/15/24)	135	134,799
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/24)	195	193,653
6.75%, 03/15/26 (Call 03/15/24)(b)	305	306,401
CSN Inova Ventures, 6.75%, 01/28/28
(Call 03/01/24)(d)	400	383,902
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	196,729
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(Call 11/15/26)(b)	100	102,279
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	200	203,956
8.13%, 05/01/27 (Call 05/01/24)(b)	280	282,612
9.25%, 10/01/28 (Call 10/01/25)(b)	385	406,211
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	291	279,851
3.95%, 05/23/25	285	281,044
3.95%, 05/01/28 (Call 02/01/28)	20	19,576
4.30%, 05/23/27 (Call 04/23/27)	310	307,259
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	394,912
POSCO
4.38%, 08/04/25(d)	400	394,645
4.50%, 08/04/27(d)	204	200,291
5.75%, 01/17/28(d)	385	393,872
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	277	260,448
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	15	13,390
2.40%, 06/15/25 (Call 05/15/25)	250	240,144
5.00%, 12/15/26 (Call 12/15/24)	20	19,935
Usiminas International Sarl, 5.88%, 07/18/26
(Call 03/01/24)(d)	200	195,200
	Par
Security	(000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 6.25%, 08/10/26(c)	$100	$102,057
		6,801,924
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(b)	130	135,198
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	795	736,149
5.75%, 03/01/27 (Call 12/01/26)(b)(c)	1,155	1,137,714
6.65%, 01/15/28	63	61,178
7.63%, 03/01/26 (Call 03/01/24)(b)(c)	450	456,820
9.88%, 08/01/27 (Call 02/01/24)(b)(c)	280	293,875
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(b)	665	728,131
Carnival PLC, 7.88%, 06/01/27	70	73,610
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	120	111,777
3.35%, 06/08/25 (Call 05/08/25)(b)	352	340,485
6.50%, 03/10/28 (Call 02/10/28)(b)	180	185,635
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)	30	29,136
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(b)	304	301,136
8.00%, 04/15/26 (Call 02/01/24)(b)	182	183,961
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28
(Call 05/15/25)(b)	100	103,820
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)	145	144,924
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	477	465,470
5.88%, 02/15/27 (Call 02/15/24)(b)	330	325,161
8.13%, 01/15/29 (Call 01/15/26)(b)	250	262,237
8.38%, 02/01/28 (Call 02/01/25)(b)	220	230,861
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(b)	165	157,678
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	170	156,718
4.25%, 07/01/26 (Call 01/01/26)(b)	220	211,378
5.38%, 07/15/27 (Call 10/15/26)(b)	330	324,557
5.50%, 08/31/26 (Call 02/28/26)(b)	355	351,446
5.50%, 04/01/28 (Call 09/29/27)(b)	495	487,897
7.50%, 10/15/27	130	136,714
8.25%, 01/15/29 (Call 04/01/25)(b)	325	344,800
9.25%, 01/15/29 (Call 04/01/25)(b)	325	349,482
11.63%, 08/15/27 (Call 08/15/24)(b)	420	456,769
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	200	194,059
2.95%, 03/01/27(d)	200	190,450
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/24)(b)	270	260,699
6.25%, 05/15/25 (Call 01/29/24)(b)(c)	83	82,792
VOC Escrow Ltd., 5.00%, 02/15/28
(Call 02/15/24)(b)	245	234,457
		10,247,174
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27
(Call 12/01/24)	355	342,766
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	400	338,236
5.95%, 10/19/25 (Call 03/01/24)(d)	200	180,097
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(b)	140	132,867

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Genting New York LLC/GENNY Capital Inc., 3.30%,
02/15/26 (Call 01/15/26)(b)	$205	$189,835
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	385,273
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 05/01/24)(b)	185	184,895
5.75%, 05/01/28 (Call 05/01/24)(b)	150	150,160
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	215	210,966
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	65	63,241
4.85%, 03/15/26 (Call 12/15/25)	218	216,176
5.38%, 04/23/25 (Call 03/23/25)	294	294,098
5.75%, 01/30/27 (Call 12/30/26)	35	35,813
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	167	161,430
3.50%, 08/18/26 (Call 06/18/26)	355	338,944
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	136	133,801
3.75%, 10/01/25 (Call 07/01/25)	102	99,837
5.00%, 10/15/27 (Call 09/15/27)	875	882,967
5.45%, 09/15/26 (Call 08/15/26)	50	50,732
5.55%, 10/15/28 (Call 09/15/28)	185	190,503
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	346	348,614
Series R, 3.13%, 06/15/26 (Call 03/15/26)	65	62,469
Series X, 4.00%, 04/15/28 (Call 01/15/28)	20	19,407
Marriott Ownership Resorts Inc., 4.75%, 01/15/28
(Call 09/15/24)	120	110,720
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/01/24)(d)	355	346,066
5.25%, 04/26/26 (Call 03/01/24)(d)	200	191,458
5.75%, 07/21/28 (Call 07/21/24)(b)	415	386,334
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	260	242,878
5.25%, 06/18/25 (Call 01/09/24)(b)	175	170,813
5.88%, 05/15/26 (Call 05/15/24)(b)(c)	260	254,157
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	135	131,123
4.75%, 10/15/28 (Call 07/15/28)(c)	300	283,220
5.50%, 04/15/27 (Call 01/15/27)	214	211,214
5.75%, 06/15/25 (Call 03/15/25)	230	230,241
6.75%, 05/01/25 (Call 05/01/24)	245	245,557
Minor International PCL, 2.70%, (Call 04/19/26),
(5-year CMT + 7.918%)(a)(d)(f)	200	187,528
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	250	226,389
4.05%, 01/08/26 (Call 12/08/25)	270	260,102
5.38%, 08/08/25 (Call 06/08/25)	626	619,250
5.65%, 08/08/28 (Call 05/08/28)	460	452,834
Station Casinos LLC, 4.50%, 02/15/28
(Call 02/15/24)(b)	230	216,849
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(b)	150	148,622
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/25)(b)	350	299,714
6.00%, 07/15/25 (Call 07/15/24)(b)	190	186,716
6.50%, 01/15/28 (Call 07/15/24)(b)	160	148,782
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming Finance
Corp., 5.88%, 05/15/25 (Call 01/29/24)(b)	120	118,621
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	135	134,780
	Par
Security	(000)	Value

Lodging (continued)
6.60%, 10/01/25 (Call 07/01/25)	$133	$134,499
6.63%, 07/31/26 (Call 04/30/26)(b)	230	232,032
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/24)(b)	175	163,406
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)	318	310,913
5.50%, 03/01/25 (Call 12/01/24)(b)	265	264,662
Wynn Macau Ltd.
5.50%, 01/15/26 (Call 01/29/24)(b)	355	344,288
5.50%, 10/01/27 (Call 10/01/24)(b)	270	253,751
5.63%, 08/26/28 (Call 08/26/24)(b)	425	393,989
		12,914,635
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28
(Call 01/03/28)	10	9,837
BWX Technologies Inc., 4.13%, 06/30/28
(Call 06/30/24)(b)	125	117,273
Caterpillar Financial Services Corp.
0.80%, 11/13/25	519	485,828
0.90%, 03/02/26	35	32,501
1.15%, 09/14/26	264	242,881
1.45%, 05/15/25	262	250,971
1.70%, 01/08/27	330	306,649
2.40%, 08/09/26	20	19,012
3.40%, 05/13/25	70	68,839
3.60%, 08/12/27	485	473,683
3.65%, 08/12/25	500	492,742
4.35%, 05/15/26	495	493,479
4.50%, 01/08/27	125	125,582
4.80%, 01/06/26	435	437,062
5.15%, 08/11/25	455	458,272
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	275	253,144
1.88%, 01/15/26 (Call 12/15/25)	200	188,248
3.95%, 05/23/25	139	136,864
4.55%, 04/10/28 (Call 03/10/28)	440	436,154
5.45%, 10/14/25	301	303,234
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	35	33,818
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	232	226,578
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	65	63,062
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/24)(b)	150	98,987
GrafTech Global Enterprises Inc., 9.88%, 12/15/28
(Call 12/15/25)(b)(c)	140	104,677
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 02/15/24), (13.75% PIK)(b)(e)	170	170,384
John Deere Capital Corp.
0.70%, 01/15/26	661	615,019
1.05%, 06/17/26	570	526,171
1.30%, 10/13/26	310	285,662
1.50%, 03/06/28	20	17,813
1.70%, 01/11/27	15	13,890
1.75%, 03/09/27	70	64,524
2.13%, 03/07/25	275	267,214
2.25%, 09/14/26	50	47,245
2.35%, 03/08/27(c)	455	427,834
2.65%, 06/10/26	5	4,795
3.05%, 01/06/28	15	14,270
3.40%, 06/06/25	265	260,662
3.40%, 09/11/25	45	44,160

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
3.45%, 03/13/25	$332	$327,472
4.05%, 09/08/25	375	371,813
4.15%, 09/15/27	420	416,977
4.50%, 01/08/27	210	210,406
4.50%, 01/16/29	175	175,309
4.75%, 06/08/26	235	236,541
4.75%, 01/20/28	475	481,374
4.80%, 01/09/26	330	331,964
4.90%, 03/03/28	76	77,278
4.95%, 06/06/25	120	120,421
4.95%, 07/14/28	590	602,916
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(b)	110	110,282
Maxim Crane Works Holdings Capital LLC, 11.50%,
09/01/28 (Call 09/01/25)(b)	158	165,051
nVent Finance Sarl, 4.55%, 04/15/28
(Call 01/15/28)	105	102,178
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	25	24,633
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	714	688,568
2.29%, 04/05/27 (Call 02/05/27)	75	70,005
5.25%, 08/16/28 (Call 07/16/28)	125	127,836
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	102	99,821
Shanghai Electric Group Global Investment Ltd.,
2.30%, 02/21/25 (Call 11/21/24)(d)	200	192,346
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 01/29/24)(b)	210	210,245
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/24)(b)	150	149,612
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/24)(b)	555	535,351
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(b)	275	255,670
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	295	274,615
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	321	312,105
3.45%, 11/15/26 (Call 08/15/26)	401	385,537
4.70%, 09/15/28 (Call 06/15/28)	265	262,515
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	100	90,475
3.25%, 11/01/26 (Call 08/01/26)	10	9,651
		16,037,987
Machinery - Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC, 9.00%, 02/15/29(b)	35	35,000
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	55	56,350
John Deere Capital Corp.
5.15%, 09/08/26	90	91,601
5.30%, 09/08/25	160	161,822
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	65	67,019
		411,792
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	233	225,194
2.25%, 09/19/26 (Call 06/19/26)(c)	62	58,042
2.65%, 04/15/25 (Call 03/15/25)	368	356,778
2.88%, 10/15/27 (Call 07/15/27)	375	352,510
3.00%, 08/07/25	137	133,033
	Par
Security	(000)	Value

Manufacturing (continued)
3.63%, 09/14/28 (Call 06/14/28)	$205	$195,618
Amsted Industries Inc., 5.63%, 07/01/27
(Call 07/01/24)(b)	155	152,841
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(b)	175	185,992
Carlisle Companies Inc., 3.75%, 12/01/27
(Call 09/01/27)	210	201,615
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	55	52,598
4.35%, 05/18/28 (Call 04/18/28)	100	99,588
Enpro Inc., 5.75%, 10/15/26 (Call 10/15/24)	150	148,703
FXI Holdings Inc.
12.25%, 11/15/26 (Call 11/15/24)(b)(c)	245	240,665
12.25%, 11/15/26 (Call 11/15/24)(b)	158	154,567
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/29/24)(b)	195	194,953
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	275	267,213
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	145	142,352
5.75%, 06/15/25 (Call 06/15/24)	145	144,526
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	178	170,067
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(b)	194	184,654
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,805
4.25%, 09/15/27 (Call 08/15/27)	570	563,550
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	725	675,099
2.35%, 10/15/26(b)	545	514,281
3.25%, 05/27/25(b)	785	771,037
3.40%, 03/16/27(b)	515	497,692
6.13%, 08/17/26(b)	660	684,393
Sunny Optical Technology Group Co. Ltd., 5.95%,
07/17/26(d)	200	202,344
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	170	158,240
2.25%, 04/01/28 (Call 02/01/28)	100	90,420
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	25	23,643
3.65%, 03/15/27 (Call 12/15/26)	160	154,421
3.88%, 03/01/25 (Call 12/01/24)	208	205,006
Trinity Industries Inc., 7.75%, 07/15/28
(Call 07/15/25)(b)	127	132,319
		8,338,759
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28
(Call 01/15/25)(b)	380	340,734
AMC Networks Inc., 4.75%, 08/01/25
(Call 01/29/24)	270	260,211
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/24)(b)	90	58,327
Belo Corp.
7.25%, 09/15/27	90	91,175
7.75%, 06/01/27(c)	88	90,179
Block Communications Inc., 4.88%, 03/01/28
(Call 03/01/24)(b)	95	85,305
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/24)(b)	890	839,890
5.13%, 05/01/27 (Call 05/01/24)(b)	1,085	1,046,066

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
5.50%, 05/01/26 (Call 05/01/24)(b)	$253	$250,602
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	320	275,921
3.75%, 02/15/28 (Call 11/15/27)	390	368,017
4.20%, 03/15/28 (Call 12/15/27)	482	463,272
4.91%, 07/23/25 (Call 04/23/25)	1,582	1,567,960
6.15%, 11/10/26 (Call 10/10/26)	390	398,351
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	659	620,430
3.15%, 03/01/26 (Call 12/01/25)	853	829,693
3.15%, 02/15/28 (Call 11/15/27)	925	878,774
3.30%, 02/01/27 (Call 11/01/26)	541	522,243
3.30%, 04/01/27 (Call 02/01/27)	270	260,239
3.38%, 08/15/25 (Call 05/15/25)	685	671,582
3.55%, 05/01/28 (Call 02/01/28)	22	21,181
3.95%, 10/15/25 (Call 08/15/25)	1,132	1,117,946
4.15%, 10/15/28 (Call 07/15/28)	1,060	1,044,187
5.25%, 11/07/25	195	197,174
5.35%, 11/15/27 (Call 10/15/27)	471	484,753
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(b)	475	454,792
3.50%, 08/15/27 (Call 05/15/27)(b)	97	92,520
3.85%, 02/01/25 (Call 11/01/24)(b)	189	185,997
5.45%, 09/15/28 (Call 08/15/28)(b)(c)	200	204,214
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/24)(b)	330	283,826
5.50%, 04/15/27 (Call 04/15/24)(b)	410	368,127
7.50%, 04/01/28 (Call 04/01/24)(b)(c)	335	223,802
11.25%, 05/15/28 (Call 05/15/25)(b)	325	329,472
11.75%, 01/31/29 (Call 01/31/26)(b)	500	507,707
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/24)(b)	115	73,765
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/15/24)(b)	1,270	1,206,529
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	119	116,202
3.95%, 06/15/25 (Call 05/15/25)	172	168,682
3.95%, 03/20/28 (Call 12/20/27)	435	415,698
4.90%, 03/11/26 (Call 12/11/25)	215	214,230
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	905	713,629
5.75%, 12/01/28 (Call 12/01/27)(b)	815	548,962
7.38%, 07/01/28 (Call 07/01/24)	325	143,316
7.75%, 07/01/26	665	392,366
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(b)	1,170	1,220,796
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	235	221,436
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	319	311,140
4.71%, 01/25/29 (Call 10/25/28)	300	297,507
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/24)(b)	101	91,113
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(b)	200	183,399
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/24)(b)	235	230,304
7.00%, 05/15/27 (Call 05/15/24)(b)(c)	237	231,620
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/25)(b)	160	120,585
	Par
Security	(000)	Value

Media (continued)
5.25%, 08/15/27 (Call 08/15/24)(b)	$245	$190,288
6.38%, 05/01/26 (Call 05/01/24)	255	219,183
8.38%, 05/01/27 (Call 05/01/24)(c)	295	184,091
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27 (Call 10/15/24)(b)	410	397,272
McGraw-Hill Education Inc., 5.75%, 08/01/28
(Call 08/01/24)(b)	265	250,634
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/15/24)(b)	110	106,602
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(b)	330	302,223
5.63%, 07/15/27 (Call 07/15/24)(b)	610	593,317
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	64	59,488
3.38%, 02/15/28 (Call 12/15/27)	370	339,974
3.70%, 06/01/28 (Call 03/01/28)	24	22,251
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(a)	220	190,472
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(a)	330	294,537
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/24)(b)(c)	295	228,511
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 01/15/25)(b)	175	151,937
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/24)(b)	150	135,240
Sinclair Television Group Inc., 5.13%, 02/15/27
(Call 08/15/24)(b)(c)	100	94,590
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(b)	352	329,449
4.00%, 07/15/28 (Call 07/15/24)(b)	705	640,039
5.00%, 08/01/27 (Call 08/01/24)(b)	505	485,048
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/24)(b)	100	52,708
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(Call 10/15/24)(b)	150	143,436
TCI Communications Inc.
7.13%, 02/15/28	15	16,288
7.88%, 02/15/26	45	47,626
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	300	280,179
4.75%, 03/15/26 (Call 03/15/24)(b)	210	205,565
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 02/12/24)(b)	400	379,366
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/24)(b)	170	166,444
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	435	407,334
2.95%, 06/15/27	245	234,692
3.00%, 02/13/26	210	203,305
3.15%, 09/17/25	132	128,681
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/24)(b)	505	499,760
8.00%, 08/15/28 (Call 08/15/25)(b)	515	523,659
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	225	199,433
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/24)(b)	225	221,491
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 07/15/24)(b)	165	155,350
Walt Disney Co. (The)
1.75%, 01/13/26	772	730,928
2.20%, 01/13/28	500	462,177

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.35%, 03/24/25	$298	$292,859
3.38%, 11/15/26 (Call 08/15/26)	95	92,376
3.70%, 10/15/25 (Call 07/15/25)	275	270,263
3.70%, 03/23/27	400	391,374
Ziggo Bond Co. BV, 6.00%, 01/15/27
(Call 01/15/25)(b)	200	196,220
		33,852,608
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/24)(b)	120	116,101
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 04/15/24)	130	118,872
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	273	267,709
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	10	9,802
		512,484
Mining — 0.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/27
(Call 06/15/24)(b)	350	344,700
Anglo American Capital PLC
4.50%, 03/15/28 (Call 12/15/27)(b)	455	442,825
4.75%, 04/10/27(b)	235	232,490
4.88%, 05/14/25(b)	235	233,459
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28
(Call 09/01/28)	200	180,229
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	400	403,378
4.88%, 02/27/26	360	361,923
5.10%, 09/08/28 (Call 08/08/28)	390	399,142
5.25%, 09/08/26	420	427,914
6.42%, 03/01/26	35	36,169
Chalco Hong Kong Investment Co. Ltd., 2.10%,
07/28/26 (Call 06/28/26)(d)	300	279,415
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	400	374,119
2.95%, 02/24/27 (Call 01/24/27)(d)	200	189,220
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26
(Call 03/01/24)(d)	200	190,051
Compass Minerals International Inc., 6.75%,
12/01/27 (Call 12/01/24)(b)	170	167,664
Constellium SE, 5.88%, 02/15/26 (Call 01/29/24)(b)	150	149,034
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(d)	600	568,361
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 01/29/24)(d)	200	184,179
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%,
12/31/25 (Call 03/04/24)(b)	100	101,210
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 01/08/24)(d)	400	381,449
6.88%, 10/15/27 (Call 02/12/24)(d)	400	361,033
7.50%, 04/01/25 (Call 02/12/24)(d)	332	326,498
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27 (Call 06/15/27)(b)	220	211,259
Freeport Indonesia PT, 4.76%, 04/14/27
(Call 03/14/27)(d)	200	196,632
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	225	216,228
4.38%, 08/01/28 (Call 01/29/24)	150	144,740
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	500	473,925
	Par
Security	(000)	Value

Mining (continued)t
1.63%, 04/27/26 (Call 03/27/26)(b)	$270	$250,933
3.88%, 10/27/27 (Call 07/27/27)(b)	90	86,790
4.00%, 04/16/25(b)	33	32,523
4.00%, 03/27/27 (Call 12/27/26)(b)	425	413,612
5.40%, 05/08/28 (Call 04/08/28)(b)	650	662,411
6.13%, 10/06/28 (Call 09/06/28)(b)	175	183,974
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	165	165,447
Hudbay Minerals Inc., 4.50%, 04/01/26
(Call 02/12/24)(d)	300	290,701
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	200	197,489
6.53%, 11/15/28(d)	200	209,534
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26 (Call 06/01/24)(b)	95	95,960
Kaiser Aluminum Corp., 4.63%, 03/01/28
(Call 03/01/24)(b)(c)	170	156,599
Kinross Gold Corp., 4.50%, 07/15/27
(Call 04/15/27)	80	78,205
Minmetals Bounteous Finance BVI Ltd.
4.20%, 07/27/26(d)	200	196,226
4.75%, 07/30/25(d)	400	397,886
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(b)	144	143,269
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27 (Call 06/29/27)(b)(c)	10	9,444
Nexa Resources SA, 5.38%, 05/04/27
(Call 02/04/27)(d)	400	390,187
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/24)(b)	285	266,831
Perenti Finance Pty. Ltd., 6.50%, 10/07/25
(Call 10/07/24)(b)	200	197,359
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	297,044
SDG Finance Ltd., 2.80%, 08/25/26
(Call 05/25/26)(d)	200	185,003
Southern Copper Corp., 3.88%, 04/23/25	360	353,280
Stillwater Mining Co., 4.00%, 11/16/26
(Call 03/01/24)(d)	200	177,280
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 02/15/24)(b)(c)	140	137,580
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 03/01/24)(d)	200	161,180
13.88%, 01/21/27 (Call 03/01/24)(d)	200	188,419
13.88%, 12/09/28 (Call 09/11/24)(d)	600	522,015
WE Soda Investments Holding PLC, 9.50%,
10/06/28(d)	400	409,320
		14,433,747
Multi-National — 0.6%
African Development Bank, 4.38%, 03/14/28	1,120	1,134,207
Arab Petroleum Investments Corp., 1.46%,
06/30/25(d)	200	189,375
Asian Development Bank
3.75%, 04/25/28	2,090	2,067,442
4.25%, 01/09/26	275	274,711
4.50%, 08/25/28(c)	1,140	1,163,258
4.63%, 06/13/25	45	45,032
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	140	138,265
4.00%, 01/18/28	1,055	1,050,280
4.13%, 01/18/29	1,020	1,023,736
4.88%, 09/14/26	135	137,190
Corp. Andina de Fomento
1.63%, 09/23/25(c)	72	68,129

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Multi-National (continued)
2.25%, 02/08/27	$180	$166,971
Council of Europe Development Bank, 4.13%,
01/24/29	500	502,842
Council Of Europe Development Bank, 3.75%,
05/25/26	55	54,416
European Investment Bank
3.88%, 03/15/28	3,705	3,688,289
4.50%, 10/16/28	15	15,338
Inter-American Development Bank
4.00%, 01/12/28	3,460	3,455,696
4.38%, 02/01/27	30	30,238
4.50%, 05/15/26	47	47,277
Inter-American Investment Corp.
2.63%, 04/22/25	310	302,107
4.75%, 09/19/28(c)	500	512,051
International Bank for Reconstruction &
Development
3.50%, 07/12/28	2,235	2,189,099
4.50%, 06/26/28 (Call 06/26/26)	20	20,012
4.63%, 08/01/28	1,535	1,574,247
International Development Association
0.88%, 04/28/26(b)	45	41,781
4.88%, 11/01/28(b)	865	895,828
International Finance Corp.
4.38%, 01/15/27	70	70,578
4.50%, 07/13/28	600	612,404
International Finance Facility for Immunisation Co.,
1.00%, 04/21/26(d)	20	18,569
Isdb Trust Services No. 2 Sarl, 4.60%, 03/14/28(d)	2,300	2,327,364
New Development Bank (The)
0.63%, 09/29/25(d)	500	463,259
1.13%, 04/27/26(d)	500	459,465
		24,739,456
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	356	333,292
3.28%, 12/01/28 (Call 10/01/28)	160	146,419
4.13%, 05/01/25 (Call 05/01/24)	257	252,691
4.25%, 04/01/28 (Call 10/01/24)	240	230,141
Pitney Bowes Inc., 6.88%, 03/15/27
(Call 03/15/24)(b)(c)	120	108,337
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	250	244,256
5.50%, 08/15/28 (Call 07/15/28)(b)	255	231,988
		1,547,124
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/24)(b)(c)	100	93,626
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	150	143,629
		237,255
Oil & Gas — 1.4%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/24)(b)	280	279,096
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	310	287,060
5.60%, 06/13/28 (Call 05/13/28)(b)	150	152,577
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.00%, 11/01/26 (Call 11/01/24)(b)	235	235,138
8.25%, 12/31/28 (Call 02/01/24)(b)	200	204,388
	Par
Security	(000)	Value

Oil & Gas (continued)
Athabasca Oil Corp., 9.75%, 11/01/26
(Call 11/01/24)(b)	$73	$77,672
Baytex Energy Corp., 8.75%, 04/01/27
(Call 04/01/24)(b)	170	176,967
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/24)(b)	145	141,738
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	196,618
Borr IHC Ltd./Borr Finance LLC, 10.00%,
11/15/28(d)	200	207,061
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	345	330,956
3.12%, 05/04/26 (Call 02/04/26)	287	277,660
3.41%, 02/11/26 (Call 12/11/25)	452	441,192
3.54%, 04/06/27 (Call 02/06/27)	195	189,289
3.59%, 04/14/27 (Call 01/14/27)	230	223,372
3.80%, 09/21/25 (Call 07/21/25)	447	441,214
3.94%, 09/21/28 (Call 06/21/28)	105	102,438
4.23%, 11/06/28 (Call 08/06/28)	585	578,593
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	615	589,338
3.72%, 11/28/28 (Call 08/28/28)	210	202,756
BPRL International Singapore Pte Ltd., 4.38%,
01/18/27(d)	200	195,757
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/24)(b)	200	202,663
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/24)	120	120,034
8.00%, 08/01/28 (Call 08/01/24)(b)	200	207,436
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/25)(b)(c)	120	118,174
9.75%, 07/15/28 (Call 07/15/25)(b)	100	100,272
11.00%, 04/15/25 (Call 04/15/24)(b)	128	130,104
Canacol Energy Ltd., 5.75%, 11/24/28
(Call 11/24/24)(d)	200	139,462
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	376	359,770
3.85%, 06/01/27 (Call 03/01/27)	527	509,882
3.90%, 02/01/25 (Call 11/01/24)	192	189,188
Cenovus Energy Inc., 4.25%, 04/15/27
(Call 01/15/27)	310	302,446
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/24)(b)	200	199,020
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,154	1,110,175
2.00%, 05/11/27 (Call 03/11/27)	415	385,667
2.95%, 05/16/26 (Call 02/16/26)	265	256,599
3.33%, 11/17/25 (Call 08/17/25)	345	337,882
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	729	686,952
1.02%, 08/12/27 (Call 06/12/27)	145	129,176
Chord Energy Corp., 6.38%, 06/01/26
(Call 06/01/24)(b)	155	155,531
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(b)	152	148,348
8.38%, 07/01/28 (Call 07/01/25)(b)	440	462,683
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	786,278
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(b)	75	72,469
7.25%, 03/14/27 (Call 03/14/24)(b)	160	160,654

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
ConocoPhillips Co., 2.40%, 03/07/25
(Call 01/09/24)	$59	$57,393
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 01/29/24)(b)	342	315,716
4.38%, 01/15/28 (Call 10/15/27)	405	393,175
Coterra Energy Inc., 3.90%, 05/15/27
(Call 02/15/27)	57	55,471
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(b)	230	229,722
9.25%, 02/15/28 (Call 02/15/25)(b)	335	349,532
CrownRock LP/CrownRock Finance Inc., 5.63%,
10/15/25 (Call 01/29/24)(b)	420	418,607
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(b)	225	224,621
5.75%, 02/15/28 (Call 02/15/24)(b)	135	124,950
8.50%, 01/15/29 (Call 01/15/26)(b)	200	200,194
Devon Energy Corp.
5.25%, 10/15/27 (Call 10/15/24)	95	95,592
5.85%, 12/15/25 (Call 09/15/25)	335	338,448
5.88%, 06/15/28 (Call 06/15/24)	25	25,214
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	366	353,848
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	600	592,718
8.63%, 01/19/29 (Call 12/19/28)	200	211,555
Empresa Nacional del Petroleo, 3.75%, 08/05/26
(Call 05/05/26)(d)	200	189,541
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(b)	250	248,104
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/25)(b)	320	318,438
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)	200	184,105
5.38%, 03/30/28 (Call 09/30/27)(b)	300	261,636
Eni SpA, Series X-R, 4.75%, 09/12/28(b)	300	300,148
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	100	95,065
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	231	226,555
4.15%, 01/15/26 (Call 10/15/25)	60	59,494
EQT Corp.
3.13%, 05/15/26 (Call 05/15/24)(b)	239	227,246
3.90%, 10/01/27 (Call 07/01/27)	475	455,028
5.70%, 04/01/28 (Call 03/01/28)	25	25,440
6.13%, 02/01/25 (Call 01/01/25)	239	239,822
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	822	778,693
2.88%, 04/06/25 (Call 03/06/25)	674	658,821
3.00%, 04/06/27 (Call 02/06/27)	80	76,589
3.63%, 09/10/28 (Call 06/10/28)	600	584,182
7.25%, 09/23/27	30	32,829
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	217	206,519
2.71%, 03/06/25 (Call 12/06/24)	750	733,411
2.99%, 03/19/25 (Call 02/19/25)	720	705,828
3.04%, 03/01/26 (Call 12/01/25)	727	706,891
3.29%, 03/19/27 (Call 01/19/27)	401	389,505
Geopark Ltd., 5.50%, 01/17/27 (Call 02/12/24)(d)	200	177,771
Greenfire Resources Ltd., 12.00%, 10/01/28
(Call 10/01/25)(b)	105	108,048
GS Caltex Corp., 4.50%, 01/05/26	200	197,369
	Par
Security	(000)	Value

Oil & Gas (continued)
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(c)	$215	$216,804
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/24)(b)	180	176,454
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	392	387,071
HF Sinclair Corp.
5.00%, 02/01/28 (Call 04/15/24)(b)	215	208,675
5.88%, 04/01/26 (Call 01/01/26)	358	361,983
6.38%, 04/15/27 (Call 04/15/24)(b)	175	175,574
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%,
11/01/28 (Call 11/01/24)(b)	200	199,265
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	192,954
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/24)(b)	230	230,051
KazMunayGas National Co. JSC, 4.75%,
04/19/27(d)	400	390,591
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	381,084
Kosmos Energy Ltd., 7.13%, 04/04/26
(Call 02/12/24)(d)	200	192,340
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	175	168,836
6.50%, 06/30/27 (Call 12/30/26)(b)	200	186,412
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26
(Call 08/01/24)(b)	125	123,553
Marathon Oil Corp., 4.40%, 07/15/27
(Call 04/15/27)	402	393,846
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	295	283,769
4.70%, 05/01/25 (Call 04/01/25)	476	472,806
5.13%, 12/15/26 (Call 09/15/26)	90	90,667
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)	250	247,851
6.88%, 04/15/28 (Call 04/15/25)(b)	175	179,202
Medco Bell Pte Ltd., 6.38%, 01/30/27
(Call 03/04/24)(d)	200	193,067
MEG Energy Corp., 7.13%, 02/01/27
(Call 02/01/24)(b)	145	147,215
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/29/24)(b)	250	248,836
10.50%, 05/15/27 (Call 05/15/24)(b)	165	169,736
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/24)	165	163,526
6.38%, 07/15/28 (Call 07/15/24)	150	150,191
Nabors Industries Inc., 7.38%, 05/15/27
(Call 05/15/24)(b)	240	237,250
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/24)(b)	185	181,505
7.50%, 01/15/28 (Call 01/15/25)(b)	130	118,963
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 01/29/24)(b)	325	322,651
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(b)	223	227,353
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	220	221,070
5.55%, 03/15/26 (Call 12/15/25)	300	302,190
5.88%, 09/01/25 (Call 06/01/25)	320	322,378
8.50%, 07/15/27 (Call 01/15/27)	200	218,427
Oil and Gas Holding Co. BSCC (The), 7.50%,
10/25/27(d)	400	418,585
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	193,195

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
ONGC Videsh Vankorneft Pte Ltd., 3.75%,
07/27/26(d)	$200	$193,664
OQ SAOC, 5.13%, 05/06/28(d)	200	196,162
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	260	260,157
5.65%, 05/15/25	250	251,165
5.65%, 05/15/28 (Call 04/15/28)	280	284,938
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/24)(b)	175	173,585
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)	205	192,880
PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
02/15/28 (Call 02/15/24)(c)	254	249,359
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 01/29/24)(b)	105	103,446
6.88%, 04/01/27 (Call 04/01/24)(b)	115	114,553
7.75%, 02/15/26 (Call 02/15/24)(b)	110	111,505
8.00%, 04/15/27 (Call 04/15/24)(b)	190	196,760
Pertamina Persero PT, 1.40%, 02/09/26
(Call 01/09/26)(d)	400	371,525
Petrobras Global Finance BV
6.00%, 01/27/28	400	404,797
7.38%, 01/17/27(c)	200	209,383
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/24)(b)	300	156,378
Petroleos Mexicanos
4.50%, 01/23/26	350	329,307
5.35%, 02/12/28	500	438,659
6.49%, 01/23/27 (Call 11/23/26)	570	535,770
6.50%, 03/13/27	1,390	1,303,782
6.50%, 01/23/29	200	177,239
6.88%, 10/16/25 (Call 09/16/25)(c)	250	247,467
6.88%, 08/04/26(c)	850	828,733
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(f)	200	191,321
Petronas Capital Ltd., 3.50%, 03/18/25(d)	700	687,710
Petronas Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(d)	200	181,058
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26
(Call 06/09/24)(d)	200	196,160
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	290	269,818
3.85%, 04/09/25 (Call 03/09/25)	378	372,452
3.90%, 03/15/28 (Call 12/15/27)	25	24,352
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)	173	167,819
3.61%, 02/15/25 (Call 11/15/24)	307	302,187
3.75%, 03/01/28 (Call 12/01/27)	25	24,107
4.95%, 12/01/27 (Call 11/01/27)	225	226,740
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	315	293,649
5.10%, 03/29/26	480	483,384
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	125	123,879
7.13%, 01/15/26 (Call 01/15/24)(b)	137	136,906
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27
(Call 04/10/27)(d)	200	185,654
Puma International Financing SA, 5.00%, 01/24/26
(Call 02/12/24)(b)	200	189,642
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	600	549,581
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	198,590
	Par
Security	(000)	Value

Oil & Gas (continued)
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	$230	$227,060
8.25%, 01/15/29 (Call 01/15/25)	200	207,811
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	173	174,826
6.33%, 09/30/27(b)	162	164,577
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	238,896
SA Global Sukuk Ltd., 1.60%, 06/17/26
(Call 05/17/26)(d)	600	554,671
Saudi Arabian Oil Co., 1.63%, 11/24/25
(Call 10/24/25)(d)	400	375,855
SEPLAT Energy PLC, 7.75%, 04/01/26
(Call 03/01/24)(d)	200	185,259
Shell International Finance BV
2.50%, 09/12/26	470	447,919
2.88%, 05/10/26	267	257,633
3.25%, 05/11/25	894	878,296
3.88%, 11/13/28 (Call 08/23/28)	405	396,963
SierraCol Energy Andina LLC, 6.00%, 06/15/28
(Call 06/15/24)(d)	200	168,113
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 04/28/25(d)	676	661,765
Sinopec Group Overseas Development 2016 Ltd.,
2.75%, 09/29/26(d)	600	570,989
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	800	752,188
2.15%, 05/13/25 (Call 04/13/25)(d)	400	385,903
4.13%, 09/12/25(d)	200	197,264
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(b)	200	205,134
SM Energy Co.
5.63%, 06/01/25 (Call 01/29/24)	125	124,258
6.50%, 07/15/28 (Call 07/15/24)	150	149,907
6.63%, 01/15/27 (Call 01/15/25)	135	134,711
6.75%, 09/15/26 (Call 09/15/24)	140	139,922
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/24)(b)(c)	170	168,571
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 03/15/24)	150	149,045
6.00%, 04/15/27 (Call 04/15/24)	210	209,953
7.00%, 09/15/28 (Call 09/15/25)(b)	170	174,030
Talos Energy Ventures GOM LLC/Talos Finance
Corp., 11.75%, 04/15/26 (Call 04/15/24)(b)	84	87,307
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(b)	20	20,296
12.00%, 01/15/26 (Call 01/15/25)	220	226,775
Tengizchevroil Finance Co. International Ltd.,
4.00%, 08/15/26(d)	400	377,857
TotalEnergies Capital SA, 3.88%, 10/11/28	35	34,193
Transocean Aquila Ltd., 8.00%, 09/30/28
(Call 09/30/25)(b)	110	112,408
Transocean Inc.
7.25%, 11/01/25 (Call 01/09/24)(b)	125	123,998
7.50%, 01/15/26 (Call 01/09/24)(b)	181	179,498
8.00%, 02/01/27 (Call 02/01/24)(b)	200	198,506
11.50%, 01/30/27 (Call 07/30/24)(b)	240	250,776
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/24)(b)	161	161,238
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(b)	175	180,933
Tullow Oil PLC, 10.25%, 05/15/26 (Call 02/12/24)(d)	393	360,462

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	$175	$160,593
3.40%, 09/15/26 (Call 06/15/26)	60	57,830
4.35%, 06/01/28 (Call 03/01/28)	10	9,878
Vantage Drilling International, 9.50%, 02/15/28
(Call 02/15/25)(b)	20	19,872
Var Energi ASA, 7.50%, 01/15/28 (Call 12/15/27)(b)	400	424,882
Vermilion Energy Inc., 5.63%, 03/15/25
(Call 01/29/24)(b)	95	94,566
Viper Energy Inc., 5.38%, 11/01/27
(Call 11/01/24)(b)	150	147,598
Vital Energy Inc., 10.13%, 01/15/28
(Call 01/15/25)(c)	205	214,715
W&T Offshore Inc., 11.75%, 02/01/26
(Call 08/01/24)(b)(c)	100	103,820
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	495	485,331
3.70%, 09/15/26 (Call 06/15/26)(b)	310	298,270
3.70%, 03/15/28 (Call 12/15/27)(b)	40	37,572
YPF SA
6.95%, 07/21/27(d)	250	222,567
8.50%, 07/28/25(d)	400	385,657
9.00%, 02/12/26(a)(d)(g)	190	190,225
		59,676,870
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(b)	270	266,934
6.88%, 04/01/27 (Call 04/01/24)(b)	195	195,719
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	295	274,913
3.34%, 12/15/27 (Call 09/15/27)	480	456,909
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(b)	125	122,362
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)	180	158,687
COSL Singapore Capital Ltd., 1.88%, 06/24/25
(Call 05/24/25)(d)	600	574,095
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/24)(b)(c)	145	145,130
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	215	216,035
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	257	252,248
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 02/12/24)(b)	160	161,708
KLX Energy Services Holdings Inc., 11.50%,
11/01/25 (Call 11/01/24)(b)	85	84,079
Kodiak Gas Services LLC, 7.25%, 02/15/29
(Call 02/15/26)(b)	55	55,686
Oceaneering International Inc. 6.00%, 02/01/28
(Call 11/01/27)	165	161,249
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	247	234,572
Schlumberger Holdings Corp., 4.00%, 12/21/25
(Call 09/21/25)(b)	345	338,878
Schlumberger Investment SA, 4.50%, 05/15/28
(Call 04/15/28)	725	726,115
TechnipFMC PLC, 6.50%, 02/01/26
(Call 02/01/24)(b)	37	36,979
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	250	248,760
	Par
Security	(000)	Value

Oil & Gas Services (continued)
6.88%, 09/01/27 (Call 09/01/24)	$280	$279,602
Weatherford International Ltd., 6.50%, 09/15/28
(Call 09/15/24)(b)	116	118,979
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/24)(b)	20	20,324
		5,129,963
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)	160	154,909
Amcor Flexibles North America Inc., 4.00%,
05/17/25 (Call 04/17/25)	297	292,682
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/24),
(7.25% PIK)(b)(e)	270	130,256
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	200	175,056
6.00%, 06/15/27 (Call 06/15/24)(b)	200	197,767
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/15/24)(b)	400	359,678
5.25%, 04/30/25 (Call 04/30/24)(b)	250	244,448
5.25%, 08/15/27 (Call 08/15/24)(b)	570	426,913
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	254	251,160
5.25%, 07/01/25	327	326,164
6.88%, 03/15/28 (Call 11/15/24)	300	309,650
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	667	622,808
1.65%, 01/15/27 (Call 12/15/26)	246	222,942
4.50%, 02/15/26 (Call 01/29/24)(b)	125	121,669
4.88%, 07/15/26 (Call 07/15/24)(b)	302	297,166
5.50%, 04/15/28 (Call 03/15/28)(b)	270	272,593
5.63%, 07/15/27 (Call 07/15/24)(b)	185	183,162
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	205	201,493
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/25)(b)	75	73,786
5.38%, 01/15/28 (Call 01/15/25)(b)	145	142,115
CCL Industries Inc., 3.25%, 10/01/26
(Call 07/01/26)(b)	5	4,752
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 08/15/24)(b)	100	93,796
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26 (Call 03/31/26)	155	149,684
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26 (Call 02/01/24)	300	294,253
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	116,501
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/24)(b)	170	152,186
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	247	225,256
3.50%, 03/15/28(b)(c)	145	134,768
4.75%, 07/15/27 (Call 04/15/27)(b)	120	116,674
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28
(Call 09/15/24)(b)	225	212,237
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	150	134,432
6.75%, 07/15/26 (Call 07/15/24)(b)	260	252,993
9.50%, 11/01/28 (Call 11/01/25)(b)	110	109,855
10.50%, 07/15/27 (Call 07/15/24)(b)(c)	220	210,378

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(b)	$925	$934,420
9.25%, 04/15/27 (Call 10/15/24)(b)	435	420,018
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(b)	110	110,075
6.63%, 05/13/27 (Call 05/15/24)(b)	200	199,994
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)	150	143,407
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 10/15/24)(b)	340	317,208
4.38%, 10/15/28 (Call 10/15/24)(b)	120	111,954
Pactiv LLC
7.95%, 12/15/25(c)	80	81,305
8.38%, 04/15/27	60	61,679
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	239	216,326
4.00%, 12/01/27 (Call 09/01/27)(b)	177	165,577
5.13%, 12/01/24 (Call 09/01/24)(b)	1	896
5.50%, 09/15/25 (Call 06/15/25)(b)	145	145,148
Sealed Air Corp./Sealed Air Corp. US, 6.13%,
02/01/28 (Call 02/01/24)(b)	240	241,151
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	232	212,263
4.13%, 02/01/28 (Call 10/01/24)	190	178,664
Sonoco Products Co.
1.80%, 02/01/25 (Call 01/09/24)	306	295,265
2.25%, 02/01/27 (Call 01/01/27)	250	231,585
Trident TPI Holdings Inc., 12.75%, 12/31/28
(Call 12/31/25)(b)	200	214,289
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(b)	375	366,091
8.50%, 08/15/27 (Call 08/15/24)(b)	210	205,363
WRKCo Inc.
3.75%, 03/15/25 (Call 01/15/25)	250	245,693
3.90%, 06/01/28 (Call 03/01/28)	425	407,913
4.00%, 03/15/28 (Call 12/15/27)	10	9,649
4.65%, 03/15/26 (Call 01/15/26)	404	401,185
		13,131,300
Pharmaceuticals — 1.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	1,537	1,473,478
3.20%, 05/14/26 (Call 02/14/26)	1,150	1,116,098
3.60%, 05/14/25 (Call 02/14/25)	1,214	1,193,905
3.80%, 03/15/25 (Call 12/15/24)	345	340,789
AdaptHealth LLC, 6.13%, 08/01/28
(Call 08/01/24)(b)	125	109,392
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	399	369,836
1.75%, 05/28/28 (Call 03/28/28)	475	425,578
4.88%, 03/03/28 (Call 02/03/28)	295	299,846
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	642	592,088
3.13%, 06/12/27 (Call 03/12/27)	90	86,566
3.38%, 11/16/25	818	800,463
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/24)(b)(c)	200	110,785
9.25%, 04/01/26 (Call 04/01/24)(b)	240	223,709
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)		555
5.00%, 01/30/28 (Call 01/30/25)(b)	125	53,738
Security	Par (000)	Value

Pharmaceuticals (continued)
5.50%, 11/01/25 (Call 01/29/24)(b)	$530	$486,789
5.75%, 08/15/27 (Call 08/15/24)(b)	160	95,992
6.13%, 02/01/27 (Call 02/01/24)(b)(c)	320	202,601
7.00%, 01/15/28 (Call 01/15/25)(b)	60	26,616
9.00%, 12/15/25 (Call 01/29/24)(b)	320	302,795
11.00%, 09/30/28(b)	560	383,020
Bayer Corp., 6.65%, 02/15/28(b)	35	36,373
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	950	928,197
4.38%, 12/15/28 (Call 09/15/28)(b)	1,130	1,071,360
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	220	223,228
6.25%, 01/21/29 (Call 12/21/28)(b)	370	377,902
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	782	757,257
4.69%, 02/13/28 (Call 01/13/28)	525	525,304
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	478	446,830
1.13%, 11/13/27 (Call 09/13/27)	440	391,087
3.20%, 06/15/26 (Call 04/15/26)	753	730,103
3.25%, 02/27/27	5	4,856
3.45%, 11/15/27 (Call 08/15/27)	70	67,875
3.90%, 02/20/28 (Call 11/20/27)	620	608,618
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	242	231,571
3.75%, 09/15/25 (Call 06/15/25)	313	306,317
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	280	274,617
3.45%, 12/15/27 (Call 09/15/27)	35	33,614
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/25)(b)	200	189,395
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	444	411,095
3.05%, 10/15/27 (Call 07/15/27)	35	33,157
3.25%, 04/15/25 (Call 01/15/25)	430	420,579
3.40%, 03/01/27 (Call 12/01/26)	619	595,553
4.13%, 11/15/25 (Call 09/15/25)	674	663,815
4.38%, 10/15/28 (Call 07/15/28)	1,050	1,035,631
4.50%, 02/25/26(Call11/27/25)	545	540,730
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	822	730,050
2.88%, 06/01/26 (Call 03/01/26)	764	730,471
3.00%, 08/15/26 (Call 06/15/26)	392	375,171
3.63%, 04/01/27 (Call 02/01/27)	342	330,832
3.88%, 07/20/25 (Call 04/20/25)	1,116	1,098,248
4.10%, 03/25/25 (Call 01/25/25)	335	331,748
4.30%, 03/25/28 (Call 12/25/27)	1,760	1,730,098
5.00%, 02/20/26 (Call 01/20/26)	360	360,936
6.25%, 06/01/27	30	31,353
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(c)	250	256,242
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(b)	722	706,022
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	313	308,543
3.88%, 05/15/28	520	511,773
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	225	193,118
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 01/29/24)(b)	195	193,603
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	191,446

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(b)	$200	$184,668
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	410	385,805
0.95%, 09/01/27 (Call 07/01/27)	580	517,651
2.45%, 03/01/26 (Call 12/01/25)	390	375,146
2.90%, 01/15/28 (Call 10/15/27)	690	659,752
2.95%, 03/03/27 (Call 12/03/26)	275	265,404
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	175	163,065
1.30%, 08/15/26 (Call 07/15/26)	452	415,494
4.90%, 07/15/28 (Call 06/15/28)	95	96,314
5.25%, 02/15/26 (Call 02/15/24)	10	10,003
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	520	512,747
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(c)	450	418,214
1.70%, 06/10/27 (Call 05/10/27)	335	308,046
1.90%, 12/10/28 (Call 10/10/28)	300	269,040
2.75%, 02/10/25 (Call 11/10/24)	660	646,155
4.05%, 05/17/28 (Call 04/17/28)	160	159,129
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	140	136,633
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	265	256,909
2.00%, 02/14/27 (Call 12/14/26)	460	431,854
3.00%, 11/20/25 (Call 08/20/25)	895	872,452
3.10%, 05/17/27 (Call 02/17/27)	285	274,282
Organon & Co./Organon Foreign Debt Co.-Issuer
BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	675	616,709
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 11/15/24)(b)	155	126,513
Perrigo Finance Unlimited Co., 4.38%, 03/15/26
(Call 12/15/25)	265	259,099
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	536	509,005
2.75%, 06/03/26	412	395,565
3.00%, 12/15/26	445	428,288
3.60%, 09/15/28 (Call 06/15/28)	300	291,271
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,335	1,328,670
4.45%, 05/19/28 (Call 04/19/28)	1,395	1,391,478
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25	390	389,071
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/24)(b)	200	186,857
Prestige Brands Inc., 5.13%, 01/15/28
(Call 01/15/25)(b)	150	146,736
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	1,142	1,098,947
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	415	420,805
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,000	932,979
4.75%, 05/09/27 (Call 02/09/27)	500	482,905
6.75%, 03/01/28 (Call 12/01/27)	400	409,907
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	812	788,524
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	354	336,097
2.30%, 06/22/27 (Call 04/22/27)	250	227,333
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	$152	$144,194
3.90%, 08/20/28 (Call 05/20/28)	135	131,783
4.50%, 11/13/25 (Call 08/13/25)	70	69,610
5.40%, 11/14/25 (Call 10/14/25)	70	70,663
		46,533,743
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(b)	230	228,252
5.75%, 01/15/28 (Call 01/15/25)(b)	220	216,011
7.88%, 05/15/26 (Call 05/15/24)(b)	185	189,379
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(b)	130	129,503
7.63%, 12/15/25 (Call 12/15/24)(b)	210	212,227
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	195	190,896
5.95%, 06/01/26 (Call 03/01/26)	65	65,799
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	200	190,136
4.13%, 03/01/25 (Call 02/01/25)(b)	170	166,262
4.13%, 12/01/27 (Call 09/01/27)	155	146,935
4.50%, 03/01/28 (Call 12/01/27)(b)	175	164,319
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	567	569,809
5.88%, 03/31/25 (Call 10/02/24)	586	587,556
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	420	406,798
CNPC Global Capital Ltd., 1.35%, 06/23/25
(Call 05/23/25)(d)	400	380,749
Colonial Pipeline Co., 3.75%, 10/01/25
(Call 07/01/25)(b)	20	19,490
Colorado Interstate Gas Co. LLC/Colorado
Interstate Issuing Corp., 4.15%, 08/15/26
(Call 05/15/26)(b)	180	175,035
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	271	268,089
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	840	869,724
6.06%, 08/15/26 (Call 07/15/26)(b)	290	296,833
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	482	482,563
5.63%, 07/15/27 (Call 04/15/27)	249	254,195
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
6.75%, 05/15/25 (Call 01/29/24)	90	89,469
7.13%, 06/01/28 (Call 06/01/24)(b)	130	125,018
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	25	25,264
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	307	282,892
2.50%, 02/14/25	112	108,978
3.70%, 07/15/27 (Call 04/15/27)	145	140,109
4.25%, 12/01/26 (Call 09/01/26)	125	123,438
5.90%, 11/15/26 (Call 10/15/26)	270	277,389
6.00%, 11/15/28 (Call 10/15/28)	190	199,306
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	423	410,476
3.90%, 07/15/26 (Call 04/15/26)	250	243,295
4.00%, 10/01/27 (Call 07/01/27)	335	323,380

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.05%, 03/15/25 (Call 12/15/24)	$403	$397,502
4.20%, 04/15/27 (Call 01/15/27)	375	365,710
4.40%, 03/15/27 (Call 12/15/26)	102	100,126
4.75%, 01/15/26 (Call 10/15/25)	378	375,560
4.95%, 05/15/28 (Call 02/15/28)	25	24,910
4.95%, 06/15/28 (Call 03/15/28)	720	718,233
5.50%, 06/01/27 (Call 03/01/27)	149	151,008
5.55%, 02/15/28 (Call 01/15/28)(c)	370	377,028
5.63%, 05/01/27 (Call 05/01/24)(b)	275	274,410
5.75%, 04/01/25 (Call 01/29/24)	135	134,993
5.95%, 12/01/25 (Call 09/01/25)	140	141,451
6.05%, 12/01/26 (Call 11/01/26)	250	256,772
6.10%, 12/01/28 (Call 11/01/28)	55	57,733
EnLink Midstream LLC, 5.63%, 01/15/28
(Call 07/15/27)(b)	158	156,463
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	139	136,044
4.85%, 07/15/26 (Call 04/15/26)	160	157,009
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	147	144,256
3.75%, 02/15/25 (Call 11/15/24)	590	583,350
3.95%, 02/15/27 (Call 11/15/26)	50	49,158
4.15%, 10/16/28 (Call 07/16/28)	95	93,425
4.60%, 01/11/27 (Call 12/11/26)	175	175,509
5.05%, 01/10/26	355	357,602
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	25	23,381
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	615	593,616
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	170	163,806
4.50%, 01/15/29 (Call 07/15/28)(b)	300	283,113
5.50%, 07/15/28 (Call 04/15/28)	300	297,569
6.00%, 07/01/25 (Call 04/01/25)(b)	145	145,001
6.50%, 07/01/27 (Call 01/01/27)(b)	295	298,743
7.50%, 06/01/27 (Call 06/01/24)(b)	180	185,096
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(b)	345	340,169
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(b)	205	214,585
Galaxy Pipeline Assets Bidco Ltd., 1.75%,
09/30/27(d)	259	242,626
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)	110	109,487
7.75%, 02/01/28 (Call 02/01/24)	220	220,542
8.00%, 01/15/27 (Call 01/15/25)	317	320,068
8.25%, 01/15/29 (Call 01/15/26)	245	251,664
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/25)	125	123,932
7.00%, 08/01/27 (Call 08/01/24)	145	145,870
Gray Oak Pipeline LLC, 2.60%, 10/15/25
(Call 09/15/25)(b)	300	286,950
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	303	299,086
6.19%, 11/01/25(b)	100	100,931
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/24)(b)	260	262,372
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/24)(b)	150	146,074
5.63%, 02/15/26 (Call 02/15/24)(b)	288	286,108
	Par
Security	(000)	Value

Pipelines (continued)
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/01/25)(b)	$160	$160,386
8.88%, 07/15/28 (Call 07/15/25)(b)	175	184,498
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	220	202,582
4.30%, 06/01/25 (Call 03/01/25)	670	662,216
4.30%, 03/01/28 (Call 12/01/27)	505	494,627
5.00%, 02/01/29 (Call 01/01/29)	235	235,700
Kinetik Holdings LP, 6.63%, 12/15/28
(Call 12/15/25)(b)	265	268,860
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	175	175,172
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28
(Call 08/15/25)(b)(c)	120	124,200
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	609	570,352
4.00%, 02/15/25 (Call 11/15/24)	224	220,847
4.00%, 03/15/28 (Call 12/15/27)	60	58,099
4.13%, 03/01/27 (Call 12/01/26)	507	496,922
4.25%, 12/01/27 (Call 09/01/27)	310	303,393
4.88%, 06/01/25 (Call 03/01/25)	498	495,660
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(b)	545	527,815
6.75%, 09/15/25 (Call 09/15/24)(b)	443	438,161
NGL Energy Operating LLC/NGL Energy
Finance Corp.
7.50%, 02/01/26 (Call 02/01/24)(b)	700	712,432
8.13%, 02/15/29 (Call 02/15/26)(b)	100	100,539
NGL Energy Partners LP/NGL Energy
Finance Corp.
6.13%, 03/01/25 (Call 01/29/24)(c)	116	115,975
7.50%, 04/15/26 (Call 04/15/24)	109	109,164
NGPL PipeCo LLC, 4.88%, 08/15/27
(Call 02/15/27)(b)	157	154,350
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/24)(b)	205	201,062
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	140	137,142
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	190	188,554
5.75%, 10/01/25 (Call 07/01/25)	222	221,756
6.00%, 06/01/26 (Call 03/01/26)	170	169,596
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	50	48,605
4.55%, 07/15/28 (Call 04/15/28)	350	345,727
5.55%, 11/01/26 (Call 10/01/26)	315	320,321
5.65%, 11/01/28 (Call 10/01/28)	300	309,341
5.85%, 01/15/26 (Call 12/15/25)	345	349,957
ONEOK Partners LP, 4.90%, 03/15/25
(Call 12/15/24)	45	44,789
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	145	143,643
4.65%, 10/15/25 (Call 07/15/25)(c)	472	468,349
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	191,131
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(b)	130	126,150
Sabal Trail Transmission LLC, 4.25%, 05/01/28
(Call 02/01/28)(b)	45	43,554
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	530	518,415

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.00%, 03/15/27 (Call 09/15/26)	$572	$573,753
5.63%, 03/01/25 (Call 12/01/24)	844	845,411
5.88%, 06/30/26 (Call 12/31/25)	476	484,065
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	600	607,066
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	240	231,285
3.50%, 03/15/25 (Call 12/15/24)	266	260,779
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp., 9.00%, 10/15/26
(Call 10/15/24)(b)(g)	285	285,039
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(b)	240	229,457
6.00%, 03/01/27 (Call 03/01/24)(b)	165	162,281
7.38%, 02/15/29 (Call 02/16/26)(b)	155	154,589
Targa Resources Corp., 5.20%, 07/01/27
(Call 06/01/27)	397	398,952
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.00%, 01/15/28 (Call 01/15/25)	140	138,251
6.50%, 07/15/27 (Call 07/15/24)	185	188,206
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	15	14,399
4.38%, 03/13/25 (Call 12/13/24)	287	283,670
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	5	5,259
7.00%, 10/15/28	10	10,820
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	545	531,629
4.88%, 01/15/26 (Call 10/15/25)	140	139,715
6.20%, 03/09/26 (Call 03/09/24)	115	115,017
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	25	24,305
7.85%, 02/01/26 (Call 11/01/25)	395	413,851
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/24)	100	92,688
Transportadora de Gas del Sur SA, 6.75%, 05/02/25
(Call 01/08/24)(d)	150	143,720
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	415	409,161
Venture Global LNG Inc., 8.13%, 06/01/28
(Call 06/01/25)(b)	712	720,339
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	298	290,537
3.95%, 06/01/25 (Call 03/01/25)	185	181,209
4.50%, 03/01/28 (Call 12/01/27)	20	19,437
4.65%, 07/01/26 (Call 04/01/26)	225	221,590
4.75%, 08/15/28 (Call 05/15/28)	170	166,688
6.35%, 01/15/29 (Call 12/15/28)	160	167,377
Williams Companies Inc. (The), 5.30%, 08/15/28
(Call 07/15/28)	545	555,654
Williams Cos. Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(c)	557	537,516
4.00%, 09/15/25 (Call 06/15/25)	370	364,023
4.90%, 03/15/29 (Call 02/15/29)	175	175,136
5.40%, 03/02/26	290	292,995
		40,204,526
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(b)	130	127,463
	Par
Security	(000)	Value

Real Estate — 0.2%
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	$200	$197,841
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	369,217
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	202,922
CBRE Services Inc., 4.88%, 03/01/26
(Call 12/01/25)	235	234,008
Central Plaza Development Ltd., 4.65%, 01/19/26
(Call 10/19/25)(d)	200	168,145
China Overseas Finance Cayman VII Ltd., 4.75%,
04/26/28(d)	200	193,880
China Overseas Finance Cayman VIII Ltd., 2.38%,
03/02/25(d)	200	192,859
China Overseas Grand Oceans Finance IV Cayman
Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	200	170,353
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	183,186
Cushman & Wakefield U.S. Borrower LLC, 6.75%,
05/15/28 (Call 05/18/24)(b)	220	216,961
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	200	199,517
Diversified Healthcare Trust,0.00% 01/15/26(b)	75	62,993
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	183,429
Elect Global Investments Ltd., 4.10%,
(Call 06/03/25), (5-year CMT + 2.887%)(a)(d)(f)	200	171,032
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	400	383,476
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28 (Call 11/15/24)(b)	172	175,572
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	400	346,234
Fuqing Investment Management Ltd., 3.25%,
06/23/25(d)	200	169,495
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)(c)	350	335,802
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(b)	255	264,216
Hongkong Land Finance Cayman Islands Co. Ltd.
(The), 4.50%, 10/07/25(d)	200	197,958
Howard Hughes Corp. (The), 5.38%, 08/01/28
(Call 08/01/24)(b)	250	239,640
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	184,571
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	60	63,607
LOTTE Property & Development Co. Ltd., 4.50%,
08/01/25(d)	200	197,820
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(f)	200	207,033
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	196,618
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	183,628
Newmark Group Inc., 7.50%, 01/12/29
(Call 12/12/28)(b)	195	199,172
Ontario Teachers' Cadillac Fairview Properties Trust,
3.88%, 03/20/27 (Call 12/20/26)(b)	225	213,594
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 01/15/29 (Call 01/15/25)(b)	73	54,189
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)	100	89,851
3.20%, 01/15/27 (Call 11/15/26)	10	9,547
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(Call 02/15/24)(d)	400	121,866
Sinochem Offshore Capital Co. Ltd.
1.63%, 10/29/25(d)	200	187,855
2.25%, 11/24/26 (Call 10/24/26)(d)	400	369,840
Sun Communities Operating LP, 5.50%, 01/15/29
(Call 12/15/28)	75	75,712

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate (continued)
Swire Properties MTN Financing Ltd., 3.63%,
01/13/26(d)	$400	$389,801
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	164,086
3.98%, 11/09/27(d)	400	255,995
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	184,742
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	192,531
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(d)	200	189,090
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(d)	200	140,000
		8,729,884
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	50	43,818
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	327	320,187
3.80%, 04/15/26 (Call 02/15/26)	59	57,522
3.95%, 01/15/28 (Call 10/15/27)	368	354,059
4.30%, 01/15/26 (Call 10/15/25)	115	113,535
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	20	19,464
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	325	306,119
1.45%, 09/15/26 (Call 08/15/26)	317	289,848
1.60%, 04/15/26 (Call 03/15/26)	369	343,080
2.40%, 03/15/25 (Call 02/15/25)	335	324,701
2.75%, 01/15/27 (Call 11/15/26)	169	159,382
3.13%, 01/15/27 (Call 10/15/26)	300	285,267
3.38%, 10/15/26 (Call 07/15/26)	252	242,018
3.55%, 07/15/27 (Call 04/15/27)	99	94,959
3.60%, 01/15/28 (Call 10/15/27)	40	38,186
3.65%, 03/15/27 (Call 02/15/27)	387	373,405
4.00%, 06/01/25 (Call 03/01/25)	169	166,377
4.40%, 02/15/26 (Call 11/15/25)	185	182,971
5.25%, 07/15/28 (Call 06/15/28)	525	532,070
5.50%, 03/15/28 (Call 02/15/28)	370	377,947
5.80%, 11/15/28 (Call 10/15/28)	250	259,054
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	150	132,336
2.90%, 10/15/26 (Call 07/15/26)	50	47,701
2.95%, 05/11/26 (Call 02/11/26)	155	148,967
3.20%, 01/15/28 (Call 10/15/27)	150	142,009
3.35%, 05/15/27 (Call 02/15/27)	173	165,814
3.45%, 06/01/25 (Call 03/03/25)	291	285,144
3.50%, 11/15/25 (Call 08/15/25)	155	151,546
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)	130	114,749
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	370	344,580
3.65%, 02/01/26 (Call 11/03/25)	355	342,685
4.50%, 12/01/28 (Call 09/01/28)	180	171,871
6.75%, 12/01/27 (Call 11/01/27)	520	543,626
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	150	136,077
7.80%, 03/15/28 (Call 02/15/28)(c)	124	126,461
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	410	367,507
3.85%, 02/01/25 (Call 11/01/24)	345	338,852
3.90%, 03/15/27 (Call 12/15/26)	70	67,213
4.13%, 06/15/26 (Call 03/15/26)	80	77,846
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(b)	$255	$225,826
5.75%, 05/15/26 (Call 05/15/24)(b)	310	299,512
Camden Property Trust, 4.10%, 10/15/28
(Call 07/15/28)	105	102,035
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	249	233,770
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	502	455,530
1.35%, 07/15/25 (Call 06/15/25)	342	323,741
2.90%, 03/15/27 (Call 02/15/27)	402	376,657
3.65%, 09/01/27 (Call 06/01/27)	117	111,439
3.70%, 06/15/26 (Call 03/15/26)	532	515,184
3.80%, 02/15/28 (Call 11/15/27)	570	542,170
4.00%, 03/01/27 (Call 12/01/26)	10	9,692
4.45%, 02/15/26 (Call 11/15/25)	257	253,774
4.80%, 09/01/28 (Call 08/01/28)	10	9,866
5.00%, 01/11/28 (Call 12/11/27)	550	547,792
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28 (Call 03/30/28)(b)	130	118,477
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	100	88,238
3.13%, 09/01/26 (Call 06/01/26)	45	42,769
4.00%, 11/15/25 (Call 08/15/25)	97	94,889
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	450	434,891
5.55%, 01/15/28 (Call 12/15/27)	453	462,837
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(c)	165	129,472
9.75%, 06/15/25 (Call 06/15/24)	172	171,312
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(c)	125	122,803
4.50%, 06/01/27 (Call 03/01/27)	137	130,377
4.75%, 12/15/26 (Call 09/15/26)	145	139,997
4.95%, 04/15/28 (Call 01/15/28)	310	297,826
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	315	295,098
1.25%, 07/15/25 (Call 06/15/25)	245	231,689
1.45%, 05/15/26 (Call 04/15/26)	335	310,514
1.55%, 03/15/28 (Call 01/15/28)	230	202,534
1.80%, 07/15/27 (Call 05/15/27)	255	231,400
2.00%, 05/15/28 (Call 03/15/28)	35	31,229
2.90%, 11/18/26 (Call 09/18/26)	59	56,035
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	145	138,177
3.25%, 08/01/27 (Call 05/01/27)	10	9,517
3.38%, 06/01/25 (Call 03/01/25)	10	9,782
3.50%, 03/01/28 (Call 12/01/27)	40	38,282
4.15%, 12/01/28 (Call 09/01/28)	205	200,770
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)	475	415,984
3.38%, 04/15/26 (Call 01/15/26)	85	82,150
3.50%, 04/01/25 (Call 01/01/25)	160	156,666
3.63%, 05/01/27 (Call 02/01/27)	70	66,798
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	50	48,231
3.88%, 12/15/27 (Call 09/15/27)	390	375,413
5.70%, 04/01/28 (Call 03/01/28)	65	66,455
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	80	74,083

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.25%, 07/15/27 (Call 04/15/27)	$25	$23,510
5.38%, 05/01/28 (Call 04/01/28)	400	404,092
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27
(Call 09/15/27)(b)	180	153,605
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	315	313,559
5.30%, 01/15/29 (Call 10/15/28)	320	315,585
5.38%, 04/15/26 (Call 01/15/26)	405	404,075
5.75%, 06/01/28 (Call 03/03/28)	22	22,139
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	15	13,999
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	353	328,197
6.00%, 04/15/25 (Call 04/15/24)(b)	150	148,958
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	155	148,496
3.75%, 07/01/27 (Call 04/01/27)	59	55,952
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	50	45,142
2.13%, 12/01/28 (Call 10/01/28)	245	216,131
3.25%, 07/15/26 (Call 05/15/26)	55	52,953
3.40%, 02/01/25 (Call 11/01/24)	52	50,973
4.00%, 06/01/25 (Call 03/01/25)	355	349,362
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)	10	9,324
4.13%, 03/15/28 (Call 12/15/27)	25	23,350
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	145	142,248
Series F, 4.50%, 02/01/26 (Call 11/01/25)	290	285,462
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	270	244,055
5.95%, 02/15/28 (Call 01/15/28)(c)	20	18,840
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28 (Call 09/15/28)	35	31,005
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/24)(b)	330	319,254
5.00%, 07/15/28 (Call 07/15/24)(b)	220	210,174
5.25%, 03/15/28 (Call 12/27/24)(b)	280	271,479
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	15	14,657
4.75%, 12/15/28 (Call 09/15/28)	100	96,261
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	455	402,830
2.80%, 10/01/26 (Call 07/01/26)	5	4,725
3.30%, 02/01/25 (Call 12/01/24)	137	134,192
3.80%, 04/01/27 (Call 01/01/27)	25	24,095
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)	70	66,685
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(b)	230	213,055
5.25%, 10/01/25 (Call 01/16/24)(b)	130	127,810
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26(d)	200	190,596
LXP Industrial Trust, 6.75%, 11/15/28
(Call 10/15/28)	10	10,434
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	225	204,550
3.60%, 06/01/27 (Call 03/01/27)	220	212,787
4.00%, 11/15/25 (Call 08/15/25)	87	85,455
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/24)(c)	$455	$345,126
5.25%, 08/01/26 (Call 08/01/24)(c)	165	139,642
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	425	404,127
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	113	62,751
2.65%, 06/15/26 (Call 05/15/26)	95	59,850
4.50%, 02/01/25 (Call 11/01/24)	165	143,164
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	320	311,038
5.25%, 01/15/26 (Call 10/15/25)	295	293,966
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/24)(b)	235	229,897
7.50%, 06/01/25 (Call 06/01/24)(b)	230	231,271
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	215	205,955
4.30%, 03/15/27 (Call 12/15/26)	25	24,441
Piedmont Operating Partnership LP, 9.25%,
07/20/28 (Call 06/20/28)	245	260,867
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	65	60,161
3.38%, 12/15/27 (Call 09/15/27)	460	440,150
4.00%, 09/15/28 (Call 06/15/28)	70	68,279
4.88%, 06/15/28 (Call 05/15/28)	160	162,100
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	185	171,651
1.50%, 11/09/26 (Call 10/09/26)	380	349,896
1.85%, 05/01/28 (Call 03/01/28)	200	179,812
1.95%, 11/09/28 (Call 09/09/28)	15	13,380
3.09%, 09/15/27 (Call 06/15/27)	50	47,623
5.13%, 01/15/29 (Call 12/15/28)	200	205,184
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	400	366,062
2.20%, 06/15/28 (Call 04/15/28)	100	89,949
3.00%, 01/15/27 (Call 10/15/26)	240	228,368
3.40%, 01/15/28 (Call 11/15/27)	200	190,052
3.65%, 01/15/28 (Call 10/15/27)	15	14,395
3.88%, 04/15/25 (Call 02/15/25)	113	111,349
3.95%, 08/15/27 (Call 05/15/27)	323	314,308
4.13%, 10/15/26 (Call 07/15/26)	225	221,453
4.63%, 11/01/25 (Call 09/01/25)	395	392,793
4.70%, 12/15/28 (Call 11/15/28)	15	14,978
4.75%, 02/15/29 (Call 01/15/29)	125	124,724
4.88%, 06/01/26 (Call 03/01/26)	60	59,985
Regency Centers LP, 4.13%, 03/15/28
(Call 12/15/27)	405	390,049
Rexford Industrial Realty LP, 5.00%, 06/15/28
(Call 05/15/28)	125	125,566
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/24)	235	226,488
7.25%, 07/15/28 (Call 07/15/25)(b)	135	139,867
Rithm Capital Corp., 6.25%, 10/15/25
(Call 10/15/24)(b)	200	197,696
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/24)(b)	195	184,914
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)	267	263,333
SBA Communications Corp., 3.88%, 02/15/27
(Call 02/15/24)	490	467,130

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	$245	$236,811
3.50%, 02/12/25 (Call 11/12/24)(b)	252	247,151
3.63%, 01/28/26 (Call 12/28/25)(b)	395	384,134
3.75%, 03/23/27 (Call 12/23/26)(b)	295	283,816
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26), (5-year CMT + 4.379%)(a)(b)	212	201,528
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	135	113,782
4.50%, 03/15/25 (Call 09/15/24)	110	107,370
4.75%, 10/01/26 (Call 08/01/26)	150	138,946
4.95%, 02/15/27 (Call 08/15/26)	135	123,550
5.25%, 02/15/26 (Call 08/15/25)	120	116,157
5.50%, 12/15/27 (Call 09/15/27)	145	136,042
7.50%, 09/15/25 (Call 06/15/25)	350	355,084
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	459	420,429
1.75%, 02/01/28 (Call 11/01/27)	340	305,156
3.30%, 01/15/26 (Call 10/15/25)	355	344,354
3.38%, 06/15/27 (Call 03/15/27)	170	163,201
3.38%, 12/01/27 (Call 09/01/27)	435	415,429
3.50%, 09/01/25 (Call 06/01/25)	427	418,736
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	214	210,167
4.25%, 02/01/26 (Call 11/01/25)	242	236,358
4.70%, 06/01/27 (Call 03/01/27)	90	89,403
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28
(Call 07/14/28)	135	139,124
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	135	125,800
4.38%, 01/15/27 (Call 07/15/26)(b)	175	161,968
4.75%, 03/15/25 (Call 09/15/24)	185	182,204
STORE Capital Corp., 4.50%, 03/15/28
(Call 12/15/27)	115	108,238
Sun Communities Operating LP, 2.30%, 11/01/28
(Call 09/01/28)	150	132,071
Tanger Properties LP, 3.88%, 07/15/27
(Call 04/15/27)	25	23,042
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(d)	200	196,122
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	20	18,985
3.50%, 07/01/27 (Call 04/01/27)	315	299,559
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	195	166,198
10.50%, 02/15/28 (Call 09/15/25)(b)	875	889,824
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	60	56,967
3.50%, 02/01/25 (Call 11/01/24)	266	260,963
3.85%, 04/01/27 (Call 01/01/27)	100	96,320
4.00%, 03/01/28 (Call 12/01/27)	200	192,277
4.13%, 01/15/26 (Call 10/15/25)	185	181,217
4.40%, 01/15/29 (Call 10/15/28)	220	213,384
VICI Properties LP
4.38%, 05/15/25	195	192,021
4.75%, 02/15/28 (Call 01/15/28)	495	485,111
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(b)	290	282,936
3.75%, 02/15/27 (Call 02/15/24)(b)	345	326,644
4.25%, 12/01/26 (Call 12/01/24)(b)	447	430,895
4.50%, 09/01/26 (Call 06/01/26)(b)	218	212,301
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/28 (Call 10/15/27)(b)	$50	$47,750
4.63%, 06/15/25 (Call 03/15/25)(b)	270	266,135
5.75%, 02/01/27 (Call 11/01/26)(b)	115	115,530
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	160	144,798
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	265	240,151
4.13%, 09/20/28 (Call 06/20/28)(b)	5	4,482
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	209	197,171
4.00%, 06/01/25 (Call 03/01/25)	341	335,767
4.25%, 04/01/26 (Call 01/01/26)	283	279,585
4.25%, 04/15/28 (Call 01/15/28)	490	479,707
Weyerhaeuser Co., 4.75%, 05/15/26	255	253,757
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	35	34,504
XHR LP, 6.38%, 08/15/25 (Call 08/15/24)(b)	210	210,188
		45,825,777
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/24)(b)	510	480,428
4.38%, 01/15/28 (Call 11/15/24)(b)	300	286,002
5.75%, 04/15/25 (Call 04/15/24)(b)	180	179,696
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	460	425,637
1.30%, 02/10/28 (Call 12/10/27)(b)	370	323,932
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/25)(b)	110	34,271
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 07/15/24)(b)	115	116,932
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/24)(b)	127	125,741
Advance Auto Parts Inc.
5.90%, 03/09/26	100	99,792
5.95%, 03/09/28 (Call 02/09/28)	135	134,521
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	40	38,524
Asbury Automotive Group Inc., 4.50%, 03/01/28
(Call 03/01/24)	135	127,055
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	155	134,196
3.80%, 11/15/27 (Call 08/15/27)	5	4,714
4.50%, 10/01/25 (Call 07/01/25)	109	107,426
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	177	170,702
3.25%, 04/15/25 (Call 01/15/25)	158	154,616
3.63%, 04/15/25 (Call 03/15/25)	275	270,365
3.75%, 06/01/27 (Call 03/01/27)	55	53,331
4.50%, 02/01/28 (Call 01/01/28)	270	267,518
5.05%, 07/15/26	150	150,650
6.25%, 11/01/28 (Call 10/01/28)	140	148,606
Bath & Body Works Inc.
5.25%, 02/01/28	200	195,799
6.69%, 01/15/27	95	96,339
9.38%, 07/01/25(b)	115	120,863
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 04/01/24), (8.50% PIK)(b)(c)(e)	135	128,533
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 11/15/24)(b)	115	111,278
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	20	19,883
Carvana Co., 12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(b)(c)(e)	300	265,520
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/24)(b)	225	223,611

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Chengdu Communications Investment Group Co.
Ltd., 4.75%, 12/13/27(d)	$200	$192,961
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	567	514,733
3.00%, 05/18/27 (Call 02/18/27)	227	218,658
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	21	20,363
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/24)(b)	142	143,584
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	197	191,187
4.63%, 11/01/27 (Call 10/01/27)	260	258,186
5.20%, 07/05/28 (Call 06/05/28)(c)	110	111,736
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	397	391,184
4.20%, 05/15/28 (Call 02/15/28)	747	729,023
eG Global Finance PLC, 12.00%, 11/30/28
(Call 05/30/26)(b)	350	370,229
El Puerto de Liverpool SAB de CV, 3.88%,
10/06/26(d)	200	192,363
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(b)(c)	180	193,250
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%,
04/01/26 (Call 04/01/24)(b)	240	236,540
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 4.63%, 01/15/29
(Call 01/15/25)(b)	325	299,315
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/24)(b)	175	163,607
Genuine Parts Co.
1.75%, 02/01/25 (Call 01/09/24)	5	4,834
6.50%, 11/01/28 (Call 10/01/28)	125	132,908
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%,
01/15/29 (Call 01/15/26)(b)	160	150,765
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/24)(b)	250	230,538
Guitar Center Inc., 8.50%, 01/15/26
(Call 01/15/25)(b)	173	153,460
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	12	10,494
1.50%, 09/15/28 (Call 07/15/28)	90	79,648
2.13%, 09/15/26 (Call 06/15/26)	300	282,822
2.50%, 04/15/27 (Call 02/15/27)	377	355,570
2.70%, 04/15/25 (Call 03/15/25)	335	327,486
2.80%, 09/14/27 (Call 06/14/27)	445	422,449
2.88%, 04/15/27 (Call 03/15/27)	280	267,369
3.00%, 04/01/26 (Call 01/01/26)	355	344,538
3.35%, 09/15/25 (Call 06/15/25)	484	474,553
3.90%, 12/06/28 (Call 09/06/28)	275	269,867
4.00%, 09/15/25 (Call 08/15/25)	192	190,350
4.95%, 09/30/26 (Call 08/30/26)	240	242,863
IRB Holding Corp., 7.00%, 06/15/25
(Call 06/15/24)(b)	285	283,376
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/24)(b)	152	141,904
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 06/01/27
(Call 06/01/24)(b)	270	264,050
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	155	151,068
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/25)(b)	275	249,845
	Par
Security	(000)	Value

Retail (continued)
Lithia Motors Inc., 4.63%, 12/15/27
(Call 12/15/24)(b)	$150	$143,746
Lowe's Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	900	795,053
2.50%, 04/15/26 (Call 01/15/26)	80	76,293
3.10%, 05/03/27 (Call 02/03/27)	605	579,325
3.35%, 04/01/27 (Call 03/01/27)	327	315,580
3.38%, 09/15/25 (Call 06/15/25)	366	357,675
4.00%, 04/15/25 (Call 03/15/25)	347	342,743
4.40%, 09/08/25	410	407,293
4.80%, 04/01/26 (Call 03/01/26)	412	412,478
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/24)(b)	270	260,300
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	320	303,905
3.30%, 07/01/25 (Call 06/15/25)	464	454,529
3.38%, 05/26/25 (Call 02/26/25)	478	468,917
3.50%, 03/01/27 (Call 12/01/26)	580	564,593
3.50%, 07/01/27 (Call 05/01/27)	752	729,517
3.70%, 01/30/26 (Call 10/30/25)	130	127,885
3.80%, 04/01/28 (Call 01/01/28)	67	65,322
4.80%, 08/14/28 (Call 07/14/28)	267	270,731
Michaels Companies Inc. (The), 5.25%, 05/01/28
(Call 11/01/24)(b)	275	215,796
Murphy Oil USA Inc., 5.63%, 05/01/27
(Call 05/01/24)	120	119,657
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/24)(b)	365	356,233
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	145	135,493
6.95%, 03/15/28	95	96,089
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	42	40,863
3.60%, 09/01/27 (Call 06/01/27)	407	392,013
5.75%, 11/20/26 (Call 10/20/26)	120	123,021
Patrick Industries Inc., 7.50%, 10/15/27
(Call 10/15/24)(b)	110	110,839
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/24)	210	204,266
PetSmart Inc./PetSmart Finance Corp., 4.75%,
02/15/28 (Call 02/15/24)(b)	395	368,459
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(c)	150	109,543
4.45%, 02/15/25 (Call 11/15/24)	202	195,664
4.75%, 02/15/27 (Call 11/15/26)	190	158,501
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	45	41,370
4.60%, 04/15/25 (Call 03/15/25)	413	410,522
Sally Holdings LLC/Sally Capital Inc., 5.63%,
12/01/25 (Call 12/01/24)	255	252,341
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/24)(b)	155	155,172
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26
(Call 09/30/24)(b)	260	255,093
SRS Distribution Inc., 4.63%, 07/01/28
(Call 07/01/24)(b)	225	209,784
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(b)	665	624,355
10.75%, 04/15/27 (Call 04/15/24)(b)	320	247,824

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	$161	$148,910
2.45%, 06/15/26 (Call 03/15/26)	115	109,458
3.80%, 08/15/25 (Call 06/15/25)	516	507,840
4.00%, 11/15/28 (Call 08/15/28)	30	29,407
4.75%, 02/15/26 (Call 01/15/26)	405	406,065
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	120	119,213
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	625	585,307
2.25%, 04/15/25 (Call 03/15/25)	694	674,004
2.50%, 04/15/26	110	105,844
TJX Cos. Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	220	208,536
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	485	464,133
Walmart Inc.
3.55%, 06/26/25 (Call 04/26/25)	25	24,670
3.70%, 06/26/28 (Call 03/26/28)	20	19,688
3.90%, 09/09/25	235	232,798
3.90%, 04/15/28 (Call 03/15/28)	280	277,197
4.00%, 04/15/26 (Call 03/15/26)	135	133,969
5.88%, 04/05/27(c)	340	357,911
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/24)(b)	200	195,664
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/24), (9.00% PIK)(b)(e)	130	129,895
		30,483,449
Savings & Loans — 0.1%
EverBank Financial Corp., 5.75%, 07/02/25
(Call 06/02/25)	50	46,084
Nationwide Building Society
1.00%, 08/28/25(b)	290	272,502
1.50%, 10/13/26(b)	365	332,813
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(a)(b)	360	334,909
3.90%, 07/21/25(b)	295	290,385
4.00%, 09/14/26(b)	275	265,323
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	580	556,940
4.85%, 07/27/27(b)	200	199,758
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(a)(b)	545	562,207
		2,860,921
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/24)(b)	225	226,260
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	235	208,362
2.95%, 04/01/25 (Call 03/01/25)	236	231,157
3.45%, 06/15/27 (Call 03/15/27)	20	19,389
3.50%, 12/05/26 (Call 09/05/26)	210	204,851
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	390	377,890
3.90%, 10/01/25 (Call 07/01/25)	415	409,980
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	575	549,285
3.88%, 01/15/27 (Call 10/15/26)	1,020	995,818
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	15	13,448
	Par
Security	(000)	Value

Semiconductors (continued)
3.15%, 11/15/25 (Call 10/15/25)	$390	$378,222
3.46%, 09/15/26 (Call 07/15/26)	264	255,256
4.11%, 09/15/28 (Call 06/15/28)	435	423,310
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(b)	150	142,640
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	215	206,008
3.15%, 05/11/27 (Call 02/11/27)	265	254,657
3.40%, 03/25/25 (Call 02/25/25)	816	802,966
3.70%, 07/29/25 (Call 04/29/25)	423	416,577
3.75%, 03/25/27 (Call 01/25/27)	494	483,955
3.75%, 08/05/27 (Call 07/05/27)	490	478,999
4.88%, 02/10/26	750	754,407
4.88%, 02/10/28 (Call 01/10/28)	765	774,348
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	307	301,735
3.80%, 03/15/25 (Call 12/15/24)	36	35,551
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	230	214,797
4.88%, 06/22/28 (Call 03/22/28)	380	379,142
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)	590	581,587
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	361	353,622
4.98%, 02/06/26 (Call 12/06/25)	110	110,134
5.38%, 04/15/28 (Call 03/15/28)	235	239,086
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	515	461,516
3.20%, 09/16/26 (Call 06/16/26)	90	87,508
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	209	210,050
5.55%, 12/01/28 (Call 09/01/28)	20	20,535
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	262	253,425
3.88%, 06/18/26 (Call 04/18/26)	290	282,768
4.40%, 06/01/27 (Call 05/01/27)	304	300,332
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/24)(b)	250	229,194
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	235	207,564
3.25%, 05/20/27 (Call 02/20/27)	415	400,497
3.45%, 05/20/25 (Call 02/20/25)	686	674,389
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	305	279,905
SK Hynix Inc.
1.50%, 01/19/26(d)	400	370,599
5.50%, 01/16/29(b)	200	202,147
6.25%, 01/17/26(d)	200	202,741
6.38%, 01/17/28(d)	385	399,823
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	290	269,924
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	205	188,754
1.38%, 03/12/25 (Call 02/12/25)	456	439,604
2.90%, 11/03/27 (Call 08/03/27)	55	52,231
4.60%, 02/15/28 (Call 01/15/28)	220	222,395
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	215	198,706
3.88%, 04/22/27 (Call 03/22/27)	360	352,256
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	400	373,619
1.25%, 04/23/26 (Call 03/23/26)(d)	400	370,884

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.38%, 07/22/27 (Call 06/22/27)(d)	$400	$397,929
		18,272,734
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 2.50%, 02/13/25(d)	200	194,413
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	150	132,270
3.48%, 12/01/27 (Call 09/01/27)	15	14,203
3.84%, 05/01/25 (Call 04/01/25)	361	354,272
		695,158
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/15/24)(b)	160	158,849
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	114	110,698
2.15%, 02/01/27 (Call 12/01/26)	60	56,358
3.25%, 02/01/25 (Call 11/01/24)	355	349,145
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)	165	176,788
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	60	58,055
4.38%, 06/15/25 (Call 03/15/25)	20	19,840
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/24)(b)	355	335,858
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/24)(b)	210	210,397
9.13%, 03/01/26 (Call 01/09/24)(b)	130	130,029
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	215	207,439
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/24)(b)	255	245,779
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(b)	302	278,339
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	290	298,017
6.65%, 08/02/26 (Call 07/02/26)	230	235,408
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/24)(b)	100	94,821
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	160	144,155
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	115	115,345
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(b)	300	278,787
5.25%, 05/15/26 (Call 02/15/26)(b)	130	128,396
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	472	438,876
1.65%, 03/01/28 (Call 01/01/28)	15	13,424
4.50%, 07/15/25	227	225,735
4.70%, 07/15/27 (Call 06/15/27)	280	280,850
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	417	386,320
3.20%, 07/01/26 (Call 05/01/26)	545	525,457
3.85%, 06/01/25 (Call 03/01/25)	408	401,169
4.20%, 10/01/28 (Call 07/01/28)	54	52,690
5.38%, 08/21/28 (Call 07/21/28)	195	199,906
5.45%, 03/02/28 (Call 02/02/28)	560	574,493
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	303	286,990
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	413	390,673
1.35%, 07/15/27 (Call 05/15/27)	95	85,814
5.13%, 09/15/28 (Call 08/15/28)	385	395,326
5.25%, 09/15/26 (Call 08/15/26)	240	244,570
	Par
Security	(000)	Value

Software (continued)
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	$853	$813,957
2.70%, 02/12/25 (Call 11/12/24)	357	349,742
3.13%, 11/03/25 (Call 08/03/25)	1,086	1,061,930
3.30%, 02/06/27 (Call 11/06/26)	1,230	1,200,420
3.40%, 09/15/26 (Call 06/15/26)(b)	273	266,561
3.40%, 06/15/27 (Call 03/15/27)(b)	50	48,579
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(b)	175	166,961
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	320	297,235
6.90%, 12/01/27 (Call 11/01/27)(b)	360	373,808
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,022	955,230
2.30%, 03/25/28 (Call 01/25/28)	35	31,765
2.50%, 04/01/25 (Call 03/01/25)	503	487,873
2.65%, 07/15/26 (Call 04/15/26)	1,103	1,047,256
2.80%, 04/01/27 (Call 02/01/27)	580	546,977
2.95%, 05/15/25 (Call 02/15/25)	1,144	1,113,450
3.25%, 11/15/27 (Call 08/15/27)	1,205	1,142,944
4.50%, 05/06/28 (Call 04/06/28)	785	781,160
5.80%, 11/10/25	375	380,609
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	185	181,448
4.00%, 02/15/28 (Call 02/15/24)(b)	158	149,137
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	436	409,158
1.40%, 09/15/27 (Call 07/15/27)	460	410,687
3.80%, 12/15/26 (Call 09/15/26)	5	4,885
4.20%, 09/15/28 (Call 06/15/28)	30	29,349
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	65	57,821
3.70%, 04/11/28 (Call 01/11/28)	515	504,460
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/24)(b)	665	652,742
Take-Two Interactive Software Inc.
3.55%, 04/14/25	232	227,562
3.70%, 04/14/27 (Call 03/14/27)	317	308,024
4.95%, 03/28/28 (Call 02/28/28)	335	337,419
5.00%, 03/28/26	295	296,126
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 01/29/24)(b)	550	469,372
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	540	494,083
1.80%, 08/15/28 (Call 06/15/28)	20	17,548
3.90%, 08/21/27 (Call 05/21/27)	505	487,839
4.50%, 05/15/25 (Call 04/15/25)	157	155,748
4.65%, 05/15/27 (Call 03/15/27)	140	138,634
West Technology Group LLC, 8.50%, 04/10/27
(Call 03/04/24)(b)	149	128,651
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	360	348,354
		25,010,300
Sovereign Debt Securities — 0.0%
Avi Funding Co. Ltd., 3.80%, 09/16/25(d)	200	196,368
Pakistan Global Sukuk Programme Co. Ltd. (The),
7.95%, 01/31/29(b)	200	163,640
		360,008
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	138,779

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications — 1.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	$340	$151,516
10.50%, 05/15/27 (Call 05/15/24)(b)	495	284,109
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/24)(b)	365	285,703
8.13%, 02/01/27 (Call 08/01/24)(b)	550	491,686
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	805	717,550
1.70%, 03/25/26 (Call 01/09/24)	1,316	1,232,616
2.30%, 06/01/27 (Call 04/01/27)	941	872,433
2.95%, 07/15/26 (Call 04/15/26)	128	122,456
3.80%, 02/15/27 (Call 11/15/26)	225	219,270
3.88%, 01/15/26 (Call 10/15/25)	135	132,496
4.10%, 02/15/28 (Call 11/15/27)	670	655,438
4.25%, 03/01/27 (Call 12/01/26)	637	628,859
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	197,151
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	197,381
British Telecommunications PLC, 4.25%, 11/23/81
(Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	180	168,855
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/24)(b)	415	393,024
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	60	57,302
2.95%, 02/28/26	320	310,565
3.50%, 06/15/25	55	54,245
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/24)(b)	490	424,337
7.13%, 07/01/28 (Call 07/01/24)(b)(c)	227	98,534
8.25%, 03/01/27 (Call 03/01/24)(b)	305	134,708
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(b)	240	88,434
6.00%, 06/15/25 (Call 01/09/24)(b)(c)	398	316,440
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/24)(b)	675	659,817
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(b)	125	102,225
6.50%, 10/01/28 (Call 10/01/24)(b)	250	217,475
Deutsche Telekom International Finance BV, 4.38%,
06/21/28 (Call 03/21/28)(b)	330	325,313
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 (Call 05/03/26)(d)	200	196,272
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	550	507,653
5.88%, 10/15/27 (Call 10/15/24)(b)	385	370,269
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	96,222
Frontier North Inc., Series G, 6.73%, 02/15/28	70	67,060
Globe Telecom Inc., 4.20%, (Call 08/02/26),
(5-year CMT + 5.527%)(a)(d)(f)	200	191,384
GoTo Group Inc., 5.50%, 09/01/27 (Call 09/01/24)(b)	310	127,015
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	300	294,814
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	190,748
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	211,697
6.63%, 08/01/26	240	163,964
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/24)(b)	425	416,620
7.00%, 10/15/28 (Call 10/15/24)(b)	275	272,199
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)	230	214,076
KT Corp., 1.00%, 09/01/25(d)	200	187,803
	Par
Security	(000)	Value

Telecommunications (continued)
Level 3 Financing Inc.
3.40%, 03/01/27	$277	$272,152
4.25%, 07/01/28	390	218,400
4.63%, 09/15/27	325	199,875
11.00%, 11/15/29	140	141,885
Liquid Telecommunications Financing PLC, 5.50%,
09/04/26 (Call 03/01/24)(d)	200	125,914
Lumen Technologies Inc., 4.00%, 02/15/27	414	215,988
Motorola Solutions Inc., 4.60%, 02/23/28
(Call 11/23/27)	225	223,734
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	202,407
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(b)	380	352,436
1.63%, 01/08/27 (Call 12/08/26)(b)	115	105,330
5.75%, 10/06/28 (Call 09/06/28)(b)	450	468,966
Network i2i Ltd.
3.98%, (Call 03/03/26),
(5-year CMT + 3.390%)(a)(d)(f)	200	187,739
5.65%, (Call 01/15/25),
(5-year CMT + 4.274%)(a)(d)(f)	400	395,300
Nokia OYJ, 4.38%, 06/12/27	200	192,610
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	1,210	1,120,723
1.59%, 04/03/28 (Call 02/03/28)(b)	20	17,701
4.24%, 07/25/25(b)	365	361,472
4.37%, 07/27/27 (Call 06/27/27)(b)	205	203,254
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	200	194,946
5.00%, 10/19/25(b)	200	199,195
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	206,657
Qwest Corp., 7.25%, 09/15/25	90	88,115
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	115	109,335
2.95%, 03/15/25	445	433,945
3.20%, 03/15/27 (Call 02/15/27)	665	636,025
3.63%, 12/15/25 (Call 09/15/25)	295	287,404
5.25%, 03/15/82 (Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)	260	247,765
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	400	391,740
Sprint Capital Corp., 6.88%, 11/15/28	665	718,999
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	486	494,010
7.63%, 03/01/26 (Call 11/01/25)	670	699,361
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/25 (Call 03/20/24)(b)	156	155,063
5.15%, 09/20/29 (Call 03/20/27)(b)	179	178,227
Telefonica Celular del Paraguay SA, 5.88%,
04/15/27 (Call 01/08/24)(d)	200	193,690
Telefonica Emisiones SA, 4.10%, 03/08/27	377	368,850
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/24)(b)	130	76,862
5.63%, 12/06/26 (Call 12/06/24)(b)(c)	175	106,768
Telstra Corp. Ltd., 3.13%, 04/07/25
(Call 01/07/25)(b)	525	513,510
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	90	84,794
3.70%, 09/15/27 (Call 06/15/27)	74	71,158
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	377	352,870
2.05%, 02/15/28 (Call 12/15/27)	873	787,031

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
2.25%, 02/15/26 (Call 02/15/24)	$617	$585,491
2.63%, 04/15/26 (Call 04/15/24)	459	437,337
3.50%, 04/15/25 (Call 03/15/25)	1,043	1,022,438
3.75%, 04/15/27 (Call 02/15/27)	1,164	1,128,723
4.80%, 07/15/28 (Call 06/15/28)	1,190	1,192,814
4.85%, 01/15/29 (Call 12/15/28)	185	185,252
4.95%, 03/15/28 (Call 02/15/28)	555	559,189
5.38%, 04/15/27 (Call 04/15/24)	294	295,636
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	200	86,857
7.50%, 11/12/25(d)	200	115,924
Tower Bersama Infrastructure Tbk PT, 2.80%,
05/02/27 (Call 11/02/26)(d)	200	183,806
Turk Telekomunikasyon AS, 6.88%, 02/28/25(d)	200	198,730
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	196,992
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	701	653,299
1.45%, 03/20/26 (Call 02/20/26)	867	808,621
2.10%, 03/22/28 (Call 01/22/28)	595	537,985
2.63%, 08/15/26	427	406,603
3.00%, 03/22/27 (Call 01/22/27)	104	98,847
3.38%, 02/15/25	449	441,434
4.13%, 03/16/27	1,445	1,421,729
4.33%, 09/21/28	1,395	1,374,565
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(b)	250	242,486
5.63%, 04/15/27 (Call 04/15/24)(b)	245	229,764
6.50%, 07/15/28 (Call 06/17/24)(b)	135	104,192
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(a)	175	162,977
4.13%, 05/30/25	560	553,880
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28
(Call 08/15/24)(b)	455	398,746
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/29/24)(b)(c)	465	354,647
6.13%, 03/01/28 (Call 03/01/24)(b)(c)	350	232,579
		39,861,483
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle
U.S. Finance LLC, 7.50%, 05/01/25
(Call 02/12/24)(d)	350	232,472

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	20	18,935
3.55%, 11/19/26 (Call 09/19/26)	180	171,570
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	265	252,761
5.88%, 12/15/27 (Call 12/15/24)(b)	140	140,434
		583,700
Transportation — 0.3%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	50	49,500
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	355	347,787
3.25%, 06/15/27 (Call 03/15/27)	705	680,019
3.65%, 09/01/25 (Call 06/01/25)	210	206,619
7.00%, 12/15/25	160	166,981
	Par
Security	(000)	Value

Transportation (continued)
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	$115	$110,833
6.90%, 07/15/28	20	21,911
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	351	324,448
2.90%, 02/01/25 (Call 11/01/24)	391	382,354
4.00%, 06/01/28 (Call 03/01/28)	200	194,951
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/24)(b)(c)	205	187,011
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	215	209,234
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	150	142,771
3.25%, 06/01/27 (Call 03/01/27)	340	326,655
3.35%, 11/01/25 (Call 08/01/25)	305	297,721
3.80%, 03/01/28 (Call 12/01/27)	320	312,592
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	95	97,003
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	250	242,221
3.40%, 02/15/28 (Call 11/15/27)	265	252,947
Georgian Railway JSC, 4.00%, 06/17/28
(Call 03/17/28)(d)	200	182,888
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25(d)	200	188,354
Indian Railway Finance Corp. Ltd., 3.84%,
12/13/27(d)	200	191,492
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	250	244,731
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,856
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	200	195,917
3.75%, 04/06/27 (Call 03/06/27)(d)	200	192,108
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	189,935
Navios South American Logistics Inc./Navios
Logistics Finance U.S. Inc., 10.75%, 07/01/25
(Call 01/29/24)(d)	200	199,757
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	175	167,868
3.15%, 06/01/27 (Call 03/01/27)	115	110,179
3.65%, 08/01/25 (Call 06/01/25)	260	255,082
3.80%, 08/01/28 (Call 05/01/28)	200	194,550
7.80%, 05/15/27	50	54,756
Rumo Luxembourg Sarl, 5.25%, 01/10/28
(Call 01/10/24)(d)	200	191,789
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	135	139,430
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	145	134,046
2.85%, 03/01/27 (Call 02/01/27)	200	188,399
2.90%, 12/01/26 (Call 10/01/26)	135	127,500
3.35%, 09/01/25 (Call 08/01/25)	72	70,052
4.30%, 06/15/27 (Call 05/15/27)	165	162,422
4.63%, 06/01/25 (Call 05/01/25)	274	272,247
5.25%, 06/01/28 (Call 05/01/28)	185	188,116
5.65%, 03/01/28 (Call 02/01/28)	220	226,510
6.30%, 12/01/28 (Call 11/01/28)	140	148,351
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	186,201
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	402,873
Ukraine Railways Via Rail Capital Markets PLC,
8.25%, 07/09/26(d)(h)(i)	200	114,170
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	60	56,249

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
2.75%, 03/01/26 (Call 12/01/25)	$10	$9,647
3.00%, 04/15/27 (Call 01/15/27)	225	215,105
3.25%, 08/15/25 (Call 05/15/25)	323	316,091
3.75%, 07/15/25 (Call 05/15/25)	297	292,778
3.95%, 09/10/28 (Call 06/10/28)	525	518,486
4.75%, 02/21/26 (Call 01/21/26)	280	281,178
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	65	61,745
3.05%, 11/15/27 (Call 08/15/27)	500	477,751
3.90%, 04/01/25 (Call 03/01/25)	520	514,338
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	595	548,179
1.50%, 09/22/28 (Call 07/22/28)	890	793,308
3.95%, 09/09/27 (Call 08/09/27)	190	188,691
Watco Cos. LLC/Watco Finance Corp., 6.50%,
06/15/27 (Call 06/15/24)(b)	200	198,733
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(b)	350	350,379
Yunda Holding Investment Ltd., 2.25%, 08/19/25(d)	200	186,768
		14,487,563
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	160	159,867
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(d)	200	192,495
3.38%, 03/20/28 (Call 01/20/28)(d)	200	184,138
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	350	339,195
6.50%, 10/01/25 (Call 01/29/24)(b)	222	221,739
9.75%, 08/01/27 (Call 08/01/24)(b)	150	155,937
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	130	126,663
3.25%, 09/15/26 (Call 06/15/26)	172	165,071
3.50%, 03/15/28 (Call 12/15/27)	100	94,652
NAC Aviation 29 DAC, 4.75%, 06/30/26
(Call 06/01/24)	226	212,490
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	325	302,369
1.70%, 06/15/26 (Call 05/15/26)(b)	297	276,449
3.40%, 11/15/26 (Call 08/15/26)(b)	165	157,459
3.95%, 03/10/25 (Call 01/10/25)(b)	370	363,663
4.00%, 07/15/25 (Call 06/15/25)(b)	67	65,653
4.20%, 04/01/27 (Call 01/01/27)(b)	135	131,367
4.40%, 07/01/27 (Call 06/01/27)(b)	321	313,836
4.45%, 01/29/26 (Call 11/29/25)(b)	214	209,838
5.35%, 01/12/27 (Call 12/12/26)(b)	70	70,340
5.55%, 05/01/28 (Call 04/01/28)(b)	185	188,058
5.70%, 02/01/28 (Call 01/01/28)(b)	300	306,844
5.75%, 05/24/26 (Call 04/24/26)(b)	185	186,738
5.88%, 11/15/27 (Call 10/15/27)(b)	210	215,116
6.05%, 08/01/28 (Call 07/01/28)(b)	245	254,447
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	285	260,612
2.30%, 06/15/28 (Call 04/15/28)(b)	10	8,829
5.45%, 05/03/28 (Call 04/03/28)(b)	200	201,841
		5,365,706
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27
(Call 12/20/26)	240	218,596
	Par
Security	(000)	Value

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	$100	$94,380
3.40%, 03/01/25 (Call 12/01/24)	288	282,390
3.75%, 09/01/28 (Call 06/01/28)	20	19,303
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/24)(b)	160	161,026
		557,099
Total Corporate Bonds & Notes — 36.5%
(Cost: $1,570,184,797)		1,538,629,127

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	600	542,110
9.50%, 11/12/25(d)	300	294,117
		836,227
Argentina — 0.0%
Bonos Para La Reconstruccion De Una Argentina
Libre, 5.00%, 10/31/27	400	270,552
Ciudad Autonoma De Buenos Aires/Government
Bond, 7.50%, 06/01/27(d)	200	193,327
Provincia de Cordoba
6.88%, 12/10/25(d)(g)	100	85,682
6.99%, 06/01/27(d)(g)	200	163,112
		712,673
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	186,144
5.96%, 01/05/26(d)	200	198,605
7.00%, 01/26/26(d)	600	606,982
7.00%, 10/12/28(d)	400	410,110
CBB International Sukuk Co. 6 SPC, 5.25%,
03/20/25(d)	200	197,280
CBB International Sukuk Co. 7 SPC, 6.88%,
10/05/25(d)	200	203,063
CBB International Sukuk Programme Co.
3.95%, 09/16/27(d)	400	378,447
4.50%, 03/30/27(d)	400	386,091
		2,566,722
Belarus — 0.0%
Republic of Belarus International Bond, 5.88%,
02/24/26(d)(h)(i)	200	76,000

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%,
03/20/28(d)	400	210,269

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	600	579,887
4.63%, 01/13/28 (Call 10/13/27)(c)	1,000	987,333
6.00%, 04/07/26	625	640,209
8.75%, 02/04/25	200	207,015
10.13%, 05/15/27(c)	300	343,940
		2,758,384
Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	920	851,267
2.88%, 04/28/25	190	186,111

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Canada (continued)
3.75%, 04/26/28	$1,015	$1,005,444
CDP Financial Inc.
0.88%, 06/10/25(b)	970	921,522
1.00%, 05/26/26(b)	360	333,461
4.25%, 07/25/28(b)	415	414,567
CPPIB Capital Inc.
0.88%, 09/09/26(b)	940	862,069
1.25%, 03/04/25(b)	760	731,163
4.25%, 07/20/28	1,985	1,987,236
Export Development Canada
3.00%, 05/25/27	30	29,002
3.38%, 08/26/25	175	172,142
3.88%, 02/14/28	2,295	2,280,941
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	910	832,497
1.38%, 04/15/25(b)	315	302,426
4.25%, 04/25/28(b)	1,500	1,494,919
Province of Alberta Canada
1.00%, 05/20/25	1,452	1,384,999
3.30%, 03/15/28	90	86,931
Province of British Columbia Canada
0.90%, 07/20/26	1,010	930,877
2.25%, 06/02/26	495	472,545
4.80%, 11/15/28	15	15,432
6.50%, 01/15/26(c)	300	311,151
Province of Manitoba Canada
1.50%, 10/25/28	300	265,881
2.13%, 06/22/26	595	565,409
Province of New Brunswick Canada, 3.63%,
02/24/28	5	4,862
Province of Ontario Canada
0.63%, 01/21/26	1,536	1,427,428
1.05%, 04/14/26	692	644,169
1.05%, 05/21/27	55	49,687
2.30%, 06/15/26(c)	1,232	1,176,448
2.50%, 04/27/26	752	722,460
3.10%, 05/19/27	1,255	1,212,355
Province of Quebec Canada
0.60%, 07/23/25	1,762	1,662,503
2.50%, 04/20/26	847	814,110
2.75%, 04/12/27(c)	250	239,136
3.63%, 04/13/28	1,280	1,253,435
Series QX, 1.50%, 02/11/25	983	949,977
Province of Saskatchewan Canada, 3.25%,
06/08/27	15	14,537
PSP Capital Inc., 1.00%, 06/29/26(b)(c)	250	230,998
		26,840,097
Cayman Islands — 0.0%
KSA Sukuk Ltd., 5.27%, 10/25/28(d)	400	410,708

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	400	378,632
3.13%, 01/21/26	200	194,211
3.24%, 02/06/28 (Call 11/06/27)	600	569,090
4.85%, 01/22/29 (Call 12/22/28)	600	605,239
		1,747,172
China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	400	375,464
China Government International Bond
0.55%, 10/21/25(d)	1,000	935,946
	Par
Security	(000)	Value

China (continued)
1.25%, 10/26/26(d)	$400	$369,549
2.63%, 11/02/27(d)	400	382,271
3.50%, 10/19/28(d)	200	196,739
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	773,946
3.25%, 11/28/27(d)	200	192,890
3.38%, 03/14/27(d)	400	390,488
		3,617,293
Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)(c)	600	569,048
4.50%, 01/28/26 (Call 10/28/25)	600	588,677
		1,157,725
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%,
04/30/25(d)	200	196,568

Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(d)	200	185,261
0.63%, 06/10/25(d)	1,000	946,954
		1,132,215
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)	600	602,216
6.00%, 07/19/28(d)	300	301,790
6.88%, 01/29/26(d)	700	711,888
		1,615,894
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	400	324,295
5.25%, 10/06/25(d)	200	175,782
5.80%, 09/30/27(d)	400	298,656
5.88%, 06/11/25(d)	400	365,065
6.59%, 02/21/28(d)	400	294,986
7.50%, 01/31/27(d)	600	491,459
Egyptian Financial Co. for Sovereign Taskeek (The),
10.88%, 02/28/26(d)	400	396,726
		2,346,969
El Salvador — 0.0%
El Salvador Government International Bond, 6.38%,
01/18/27(d)	325	290,132

Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)(h)(i)	270	183,688

Finland — 0.0%
Finland Government International Bond, 6.95%,
02/15/26	200	208,800

France — 0.2%
Agence Francaise de Developpement EPIC, 4.00%,
09/21/27(d)	600	593,715
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)(c)	1,450	1,356,307
3.75%, 05/24/28(b)	3,965	3,912,298
4.00%, 01/25/26(b)(c)	475	471,592
4.88%, 09/19/26(b)	1,300	1,321,126
SFIL SA, 0.63%, 02/09/26(d)	600	555,317
		8,210,355

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gabon — 0.0%
Gabon Government International Bond, 6.95%,
06/16/25(d)	$200	$192,066

Georgia — 0.0%
Georgia Government International Bond, 2.75%,
04/22/26(d)	200	186,631

Germany — 0.1%
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	1,500	1,454,771
State of North Rhine-Westphalia Germany, 1.00%,
04/21/26(d)	200	185,840
		1,640,611
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)(i)	200	75,029
6.38%, 02/11/27(d)(h)(i)	400	179,688
7.88%, 03/26/27(d)(h)(i)	200	90,259
8.13%, 01/18/26(d)(h)(i)	400	190,472
		535,448
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	191,784
4.50%, 05/03/26(d)	400	389,050
		580,834
Honduras — 0.0%
Honduras Government International Bond, 6.25%,
01/19/27(d)	350	332,580

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	400	371,217
2.10%, (Call 03/08/26),
(5-year CMT + 4.697%)(a)(d)(f)	400	374,873
4.75%, 01/12/28 (Call 11/12/27)(b)(c)	400	404,293
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	558,428
4.50%, 01/11/28(b)	600	610,500
Hong Kong Mortgage Corp. Ltd. (The), 4.88%,
09/13/28(d)	200	204,473
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	193,986
		2,717,770
Hungary — 0.1%
Hungary Government International Bond, 6.13%,
05/22/28(d)	800	823,990
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27
(Call 11/04/27)(d)	400	405,097
MFB Magyar Fejlesztesi Bank Zrt, 6.50%,
06/29/28(d)	400	410,197
		1,639,284
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)(d)	600	577,304
3.88%, 02/01/28(d)	200	191,921
		769,225
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	572,736
3.85%, 07/18/27(d)	400	388,816
4.15%, 09/20/27 (Call 06/20/27)	300	293,189
4.35%, 01/08/27(d)	400	395,618
	Par
Security	(000)	Value

Indonesia (continued)
4.55%, 01/11/28 (Call 12/11/27)	$400	$397,396
4.75%, 01/08/26(d)	600	600,168
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	400	370,601
2.30%, 06/23/25(d)	250	241,104
4.15%, 03/29/27(d)	800	786,585
4.33%, 05/28/25(d)	700	696,855
4.40%, 06/06/27(d)	800	792,689
4.40%, 03/01/28(d)	400	396,016
4.55%, 03/29/26(d)	600	597,771
		6,529,544
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28
(Call 03/17/24)(d)	500	465,743

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	400	380,245
3.25%, 01/17/28	400	372,322
		752,567
Italy — 0.0%
Republic of Italy Government International Bond,
1.25%, 02/17/26	1,020	946,674

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%,
03/03/28(d)	200	195,738

Jamaica — 0.0%
Jamaica Government International Bond, 6.75%,
04/28/28(c)	400	418,555

Japan — 0.3%
Development Bank of Japan Inc., 3.25%,
04/28/27(b)	1,055	1,017,831
Japan Bank for International Cooperation
0.63%, 07/15/25	997	939,196
2.25%, 11/04/26	635	599,879
2.38%, 04/20/26(c)	820	782,913
2.50%, 05/28/25	1,085	1,052,520
2.75%, 01/21/26(c)	845	816,262
2.75%, 11/16/27	480	453,840
2.88%, 04/14/25	450	439,528
2.88%, 06/01/27	245	234,147
2.88%, 07/21/27	390	371,945
4.25%, 01/26/26	495	492,264
4.25%, 04/27/26	1,410	1,402,268
4.63%, 07/19/28	2,010	2,035,033
Japan International Cooperation Agency
2.75%, 04/27/27	500	474,692
3.25%, 05/25/27	715	688,112
4.00%, 05/23/28	600	591,435
		12,391,865
Jersey — 0.0%
IDB Trust Services Ltd., 1.81%, 02/26/25(d)	800	773,129

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	192,064
5.75%, 01/31/27(d)	400	382,438
6.13%, 01/29/26(d)	200	194,831
7.50%, 01/13/29(d)	400	392,049

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Jordan (continued)
7.75%, 01/15/28(d)	$200	$200,247
		1,361,629
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%,
07/21/25(d)	800	810,320

Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	200	183,630
7.25%, 02/28/28(d)	400	358,157
		541,787
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%,
03/20/27(d)	1,400	1,365,802

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(h)(i)	200	11,704
6.25%, 06/12/25(d)(h)(i)	200	11,530
6.60%, 11/27/26(d)(h)(i)	620	35,923
6.75%, 11/29/27(d)(h)(i)	370	21,395
6.85%, 03/23/27(d)(h)(i)	483	27,820
		108,372
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%,
11/26/26 (Call 10/26/26)(d)	200	183,637
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	352	345,629
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	340,954
		870,220
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	576,764
4.13%, 01/21/26	800	791,303
4.15%, 03/28/27	1,000	990,902
5.40%, 02/09/28 (Call 01/09/28)	600	611,032
		2,970,001
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	178,618
5.13%, 04/07/26(d)	200	192,889
8.65%, 01/19/28(d)	200	210,146
		581,653
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	178,968
5.95%, 03/08/28(d)	400	408,374
		587,342
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	200	197,139

Netherlands — 0.0%
BNG Bank NV, 3.50%, 05/19/28(b)	980	957,059

Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	347,128
6.50%, 11/28/27(d)	400	362,363
7.63%, 11/21/25(d)	400	392,674
		1,102,165
	Par
Security	(000)	Value

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	$760	$711,100
0.88%, 03/12/25(b)	570	545,967
1.50%, 01/20/27(b)(c)	910	841,442
4.50%, 09/01/28(b)	1,995	2,027,117
		4,125,626
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	600	590,734
4.88%, 02/01/25(d)	200	198,040
5.38%, 03/08/27(d)	550	551,541
5.63%, 01/17/28(d)	800	807,356
6.75%, 10/28/27(d)	600	628,505
Oman Sovereign Sukuk Co., 5.93%, 10/31/25(d)	400	402,834
		3,179,010
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The),
7.95%, 01/31/29(d)	200	163,640
Pakistan Government International Bond
6.00%, 04/08/26(d)	400	309,449
6.88%, 12/05/27(d)	400	289,495
8.25%, 09/30/25(d)	200	174,226
		936,810
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25 (Call 08/14/25)(d)	200	189,048
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	305	297,664
3.75%, 04/17/26(d)	400	376,514
3.88%, 03/17/28 (Call 12/17/27)	400	365,948
7.13%, 01/29/26	400	409,724
8.88%, 09/30/27	350	381,758
		2,020,656
Paraguay — 0.0%
Paraguay Government International Bond, 4.70%,
03/27/27(d)	200	196,943

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27
(Call 07/28/27)(d)	200	179,122
Fondo MIVIVIENDA SA, 4.63%, 04/12/27
(Call 03/12/27)(d)	150	146,057
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	262	249,685
7.35%, 07/21/25	430	443,676
		1,018,540
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	752,394
3.23%, 03/29/27	200	191,593
3.75%, 01/14/29	400	385,179
5.17%, 10/13/27	200	203,672
5.50%, 03/30/26	200	203,423
10.63%, 03/16/25	600	637,667
		2,373,928
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	210,131

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Poland (continued)
Republic of Poland Government International Bond
3.25%, 04/06/26	$500	$487,114
5.50%, 11/16/27 (Call 08/16/27)	600	619,932
		1,317,177
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,164,783
3.40%, 04/16/25(d)	600	588,724
4.50%, 04/23/28(d)	1,000	1,006,339
		2,759,846
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	400	374,146
5.25%, 11/25/27(d)	400	396,796
5.88%, 01/30/29(b)	200	202,313
6.63%, 02/17/28(d)	500	518,838
		1,492,093
Saudi Arabia — 0.2%
KSA Sukuk Ltd.
3.63%, 04/20/27(d)	1,900	1,836,484
4.30%, 01/19/29(d)	400	394,685
Saudi Government International Bond
2.50%, 02/03/27(d)	600	562,294
2.90%, 10/22/25(d)	800	772,262
3.25%, 10/26/26(d)	1,800	1,726,787
3.63%, 03/04/28(d)	1,600	1,535,664
4.00%, 04/17/25(d)	1,400	1,378,152
4.75%, 01/18/28(d)	800	801,988
		9,008,316

Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	204,055

South Africa — 0.1%
Republic of South Africa Government
International Bond
4.30%, 10/12/28(c)	400	367,217
4.85%, 09/27/27	200	192,707
4.88%, 04/14/26	600	587,839
5.88%, 09/16/25(c)	600	601,039
		1,748,802
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	378,105
0.75%, 09/21/25	400	374,947
1.13%, 12/29/26	400	362,101
1.63%, 01/18/27	400	368,276
1.75%, 10/19/28 (Call 08/19/28)(d)	200	177,297
1.88%, 02/12/25	600	582,430
2.38%, 04/21/27	200	187,292
2.63%, 05/26/26	800	764,441
3.25%, 11/10/25	200	194,880
4.25%, 09/15/27	400	396,467
4.50%, 01/11/29	200	200,918
5.00%, 01/11/28	400	407,659
5.13%, 09/18/28	600	616,324
Incheon International Airport Corp., 1.25%,
05/04/26(d)	200	184,454
Industrial Bank of Korea
1.04%, 06/22/25(d)	200	189,664
5.38%, 10/04/28(d)	200	206,478
	Par
Security	(000)	Value

South Korea (continued)
Korea Development Bank (The)
1.25%, 06/03/25(d)	$600	$572,414
1.38%, 04/25/27	200	181,100
1.75%, 02/18/25	500	484,362
4.38%, 02/15/28	400	398,660
Korea Electric Power Corp.
3.63%, 06/14/25(d)	200	196,349
4.00%, 06/14/27(d)	200	195,011
5.38%, 04/06/26(d)	200	202,000
5.38%, 07/31/26(d)	400	404,460
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	368,268
Korea Housing Finance Corp., 4.63%, 02/24/28(d)	400	399,473
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	553,944
3.25%, 06/15/25(d)	200	195,232
Korea International Bond
2.75%, 01/19/27	200	191,399
3.50%, 09/20/28	200	194,183
5.63%, 11/03/25(c)	200	203,144
Korea Land & Housing Corp, 5.75%, 10/06/25(d)	200	202,395
Korea Mine Rehabilitation & Mineral
Resources Corp.
1.75%, 04/15/26(d)	400	370,898
5.38%, 05/11/28(d)	200	201,771
Korea National Oil Corp.
0.88%, 10/05/25(d)	400	373,682
1.25%, 04/07/26(d)	400	369,997
1.75%, 04/18/25(d)	200	192,350
2.13%, 04/18/27(d)	200	184,612
3.38%, 03/27/27(d)	200	192,100
4.88%, 04/03/28(d)	200	200,974
Korea SMEs and Startups Agency, 2.13%,
08/30/26(d)	200	186,650
Korea South-East Power Co. Ltd., 1.00%,
02/03/26(d)	200	185,214
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	196,409
		13,188,784
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(h)(i)	400	210,734
6.20%, 05/11/27(d)(h)(i)	400	204,069
6.83%, 07/18/26(d)(h)(i)	400	208,408
6.85%, 11/03/25(d)(h)(i)	810	421,678
		1,044,889
Supranational — 1.7%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	174,547
3.13%, 06/16/25(d)	200	191,583
4.38%, 04/17/26(d)	200	193,017
African Development Bank
0.88%, 03/23/26	1,069	995,090
0.88%, 07/22/26	1,026	946,379
3.38%, 07/07/25	167	164,282
4.38%, 11/03/27	260	262,924
Arab Petroleum Investments Corp., 1.26%,
02/10/26(d)	600	556,768
Asian Development Bank
0.38%, 09/03/25	1,947	1,825,616
0.50%, 02/04/26	1,955	1,813,545
0.63%, 04/29/25	2,107	2,006,008

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.00%, 04/14/26	$3,705	$3,452,897
1.50%, 01/20/27	2,045	1,898,204
1.75%, 08/14/26	85	80,136
2.00%, 04/24/26	635	604,792
2.13%, 03/19/25	7	6,802
2.38%, 08/10/27	70	66,227
2.50%, 11/02/27	65	61,527
2.63%, 01/12/27(c)	105	100,752
2.75%, 01/19/28	1,000	953,356
2.88%, 05/06/25	472	462,168
3.13%, 08/20/27	560	543,012
3.13%, 09/26/28(c)	185	178,112
5.82%, 06/16/28	10	10,679
6.22%, 08/15/27	125	132,677
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	1,181	1,118,474
0.50%, 01/27/26	487	451,329
3.38%, 06/29/25	292	286,997
Banque Ouest Africaine de Developpement, 5.00%,
07/27/27(b)(c)	860	806,019
Central American Bank for Economic Integration,
2.00%, 05/06/25(b)	205	197,077
Corp. Andina de Fomento, 4.75%, 04/01/26	200	199,070
Council of Europe Development Bank
0.88%, 09/22/26	321	294,617
1.38%, 02/27/25	65	62,680
3.00%, 06/16/25	155	151,656
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,372	1,301,033
0.50%, 11/25/25	272	253,643
0.50%, 01/28/26	327	303,553
1.50%, 02/13/25	929	898,311
4.38%, 03/09/28	800	811,359
European Investment Bank
0.38%, 12/15/25	1,617	1,502,964
0.38%, 03/26/26	1,907	1,757,565
0.63%, 07/25/25	1,927	1,821,648
0.63%, 10/21/27	5	4,419
0.75%, 10/26/26	1,660	1,517,636
1.38%, 03/15/27	320	295,092
1.63%, 03/14/25	1,209	1,169,149
1.88%, 02/10/25	974	946,274
2.13%, 04/13/26	335	320,334
2.38%, 05/24/27	105	99,639
2.75%, 08/15/25	245	238,829
3.25%, 11/15/27	1,280	1,245,662
Inter-American Development Bank
0.63%, 07/15/25	1,949	1,842,549
0.63%, 09/16/27	100	88,584
0.88%, 04/03/25	1,172	1,121,536
0.88%, 04/20/26	2,640	2,454,259
1.13%, 07/20/28	70	61,773
1.50%, 01/13/27	25	23,208
1.75%, 03/14/25	1,697	1,642,092
2.00%, 06/02/26	686	652,200
2.00%, 07/23/26	290	275,089
2.38%, 07/07/27	190	179,872
7.00%, 06/15/25	42	43,199
International Bank for Reconstruction &
Development
0.38%, 07/28/25	6,206	5,838,838

Security	Par (000)	Value

Supranational (continued)
0.50%, 10/28/25	$2,660	$2,487,849
0.63%, 04/22/25	3,890	3,707,956
0.75%, 03/11/25	1,886	1,805,847
0.75%, 11/24/27	780	690,388
0.85%, 02/10/27 (Call 02/10/24)	10	8,822
0.88%, 07/15/26	170	157,019
1.13%, 09/13/28	10	8,793
1.38%, 04/20/28	2,025	1,819,545
1.88%, 10/27/26	383	360,806
2.13%, 03/03/25	242	235,454
2.50%, 07/29/25	2,349	2,281,628
2.50%, 11/22/27	65	61,478
3.13%, 11/20/25	528	516,419
3.13%, 06/15/27	3,260	3,165,954

International Finance Corp.
0.38%, 07/16/25	1,533	1,444,486
0.75%, 10/08/26	250	228,826
2.13%, 04/07/26	37	35,394
3.63%, 09/15/25	332	327,673
ISDB Trust Services No. 2 SARL, 1.26%,
03/31/26(d)	1,075	1,003,578
Nordic Investment Bank
0.38%, 09/11/25	495	463,969
2.63%, 04/04/25	200	195,358
3.38%, 09/08/27	200	195,465
4.38%, 03/14/28	1,000	1,012,780
		72,174,815
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	1,297	1,216,370
0.63%, 05/14/25	1,035	981,872
2.25%, 03/22/27	75	70,632
4.13%, 06/14/28	30	29,978
		2,298,852
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	188,017

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(d)	400	391,207

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	900	865,920
7.25%, 02/24/27(d)	1,000	1,005,349
8.51%, 01/14/29(d)	600	622,737
9.76%, 11/13/25(d)	800	841,330
Istanbul Metropolitan Municipality
6.38%, 12/09/25(d)	200	193,881
10.50%, 12/06/28 (Call 09/06/28)(b)	200	211,596
Turkey Government International Bond
4.25%, 03/13/25(c)	600	585,984
4.25%, 04/14/26(c)	600	571,803
4.75%, 01/26/26	600	580,794
4.88%, 10/09/26	1,000	955,597
5.13%, 02/17/28(c)	400	372,297
6.00%, 03/25/27	1,000	973,751
6.13%, 10/24/28	600	576,325
6.38%, 10/14/25	800	798,313
7.38%, 02/05/25(c)	1,144	1,157,722
8.60%, 09/24/27	600	629,380

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
9.88%, 01/15/28(c)	$1,600	$1,740,939
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	400	388,669
9.00%, 01/28/27(d)	200	207,738
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	192,110
		13,472,235
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(d)(h)(i)	704	193,254
7.75%, 09/01/26(d)(h)(i)	500	131,622
7.75%, 09/01/27(d)(h)(i)	500	127,853
7.75%, 09/01/28(d)(i)	300	76,586
8.99%, 02/01/26(d)(h)(i)	200	57,680
		586,995
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	178,458
2.50%, 04/16/25(d)	1,000	970,963
3.13%, 05/03/26(d)	1,000	967,334
3.13%, 10/11/27(d)	1,600	1,531,157
RAK Capital, 3.09%, 03/31/25(d)	300	291,094
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	369,433
3.85%, 04/03/26(d)	400	386,282
4.23%, 03/14/28(d)	200	191,150
		4,885,871
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%,
10/27/27	500	499,369
Zambia — 0.0%
Zambia Government International Bond, 8.97%,
07/30/27(d)(i)	400	251,088
Total Foreign Government Obligations — 5.6%
(Cost: $245,709,718)		237,003,568

Municipal Debt Obligations

California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	202,632
University of California RB
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	66,713
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	600	543,827
		813,172
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(c)	650	617,963
1.71%, 07/01/27	250	226,067
		844,030
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	500	512,529

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	207,086

Total Municipal Debt Obligations — 0.0%
(Cost: $2,401,483)		2,376,817

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 5.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$236	$224,891
2.50%, 08/01/31	205	194,213
2.50%, 10/01/31	512	482,564
2.50%, 12/01/31	284	267,160
2.50%, 02/01/32	339	319,311
2.50%, 01/01/33	887	832,681
3.00%, 05/01/29	7,718	7,484,317
3.00%, 05/01/30	215	206,559
3.00%, 06/01/30	18	17,042
3.00%, 07/01/30	165	158,193
3.00%, 12/01/30	241	231,071
3.00%, 05/01/31	88	84,366
3.00%, 06/01/31	61	58,446
3.50%, 05/01/32	46	44,997
3.50%, 09/01/32	39	37,223
3.50%, 07/01/33	93	89,760
3.50%, 06/01/34	429	415,955
4.00%, 05/01/33	84	82,321
5.18%, 02/01/45(a)	8	8,018
Federal National Mortgage Association
4.00%, 11/01/37	389	381,028
4.43%, 04/01/44(a)	29	29,083
5.83%, 12/01/44(a)	7	6,867
Series 2016-M3, Class A2, 2.70%, 02/25/26	3,990	3,843,775
Series 2019-M25, Class A1, 2.14%, 11/25/29	80	79,216
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	1,347	1,318,262
Series K049, Class A2, 3.01%, 07/25/25
(Call 08/25/25)	1,129	1,099,701
Series K051, Class A2, 3.31%, 09/25/25
(Call 10/25/25)	1,622	1,583,711
Series K053, Class A2, 3.00%, 12/25/25
(Call 01/25/26)	1,000	970,015
Series K067, Class A1, 2.90%, 03/25/27
(Call 09/25/27)	2,206	2,140,526
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	460	418,934
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	450	387,253
Series K729, Class A1, 2.95%, 02/25/24
(Call 11/25/24)	0	12
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	2,030	1,778,028
1.50%, 03/01/36	2,204	1,923,347
1.50%, 10/01/36	2,199	1,926,032
1.50%, 11/01/36	1,828	1,612,455
1.50%, 02/01/37	12,274	10,711,375
1.50%, 03/01/37	8,798	7,673,485
1.50%, 08/01/37	1,542	1,345,740
2.00%, 10/01/35	9,026	8,140,204
2.00%, 11/01/35	3,001	2,716,170
2.00%, 12/01/35	5,989	5,388,947
2.00%, 02/01/36	18,669	16,848,357
2.00%, 03/01/36	6,625	5,974,349
2.00%, 04/01/36	2,496	2,259,604
2.00%, 05/01/36	11,525	10,401,987

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 06/01/36	$13,077	$11,768,441
2.00%, 07/01/36	6,792	6,123,735
2.00%, 08/01/36	715	642,831
2.00%, 10/01/36	1,558	1,402,035
2.00%, 11/01/36	7,232	6,500,783
2.00%, 12/01/36	9,946	8,941,044
2.00%, 01/01/37	7,178	6,456,602
2.00%, 02/01/37	4,455	4,002,885
2.50%, 07/01/28	279	267,587
2.50%, 12/01/29	65	62,406
2.50%, 03/01/30	39	37,372
2.50%, 07/01/30	48	45,662
2.50%, 08/01/30	145	136,744
2.50%, 12/01/30	24	22,920
2.50%, 01/01/31	20	19,377
2.50%, 05/01/31	429	404,424
2.50%, 08/01/31	590	557,229
2.50%, 09/01/31	463	435,188
2.50%, 10/01/31	2,139	2,024,885
2.50%, 12/01/31	705	664,176
2.50%, 01/01/32	1,492	1,404,091
2.50%, 02/01/32	573	539,826
2.50%, 03/01/32	551	517,345
2.50%, 04/01/32	3,860	3,639,146
2.50%, 07/01/32	4,196	3,963,277
2.50%, 10/01/32	81	76,148
2.50%, 01/01/33	664	624,986
2.50%, 07/01/35	5,959	5,531,522
2.50%, 10/01/35	606	561,245
2.50%, 03/01/36	1,380	1,277,167
2.50%, 05/01/36	8,964	8,271,543
2.50%, 06/01/36	227	209,906
2.50%, 07/01/36	551	508,366
2.50%, 08/01/36	2,739	2,528,351
2.50%, 04/01/37	1,707	1,572,742
2.50%, 05/01/37	485	446,753
2.50%, 02/15/39(l)	675	621,580
3.00%, 10/01/27	22	21,344
3.00%, 10/01/28	98	94,695
3.00%, 11/01/28	102	98,771
3.00%, 03/01/30	3,205	3,101,730
3.00%, 04/01/30	54	52,211
3.00%, 07/01/30	36	34,777
3.00%, 08/01/30	129	123,993
3.00%, 09/01/30	190	182,006
3.00%, 10/01/30	105	100,996
3.00%, 11/01/30	23	21,925
3.00%, 12/01/30	87	83,670
3.00%, 01/01/31	1,196	1,149,338
3.00%, 02/01/31	603	578,149
3.00%, 03/01/31	131	125,677
3.00%, 04/01/31	66	63,008
3.00%, 06/01/31	389	371,637
3.00%, 09/01/31	124	118,481
3.00%, 10/01/31	20	18,957
3.00%, 01/01/32	403	385,753
3.00%, 02/01/32	835	798,496
3.00%, 03/01/32	121	115,823
3.00%, 06/01/32	408	390,733
3.00%, 11/01/32	409	390,094
3.00%, 12/01/32	685	651,880

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/33	$485	$459,919
3.00%, 07/01/34	216	204,517
3.00%, 09/01/34	2,434	2,317,582
3.00%, 11/01/34	362	343,018
3.00%, 07/01/37	804	760,019
3.00%, 02/15/39(l)	453	426,528
3.50%, 01/01/27	3	3,291
3.50%, 12/01/29	9	8,772
3.50%, 07/01/30	96	93,298
3.50%, 10/01/30	42	40,947
3.50%, 11/01/30	6	5,638
3.50%, 03/01/31	63	61,035
3.50%, 06/01/31	103	99,987
3.50%, 01/01/32	60	57,944
3.50%, 05/01/32	95	91,626
3.50%, 06/01/32	118	113,813
3.50%, 07/01/32	31	30,001
3.50%, 08/01/32	29	28,372
3.50%, 09/01/32	181	175,433
3.50%, 10/01/32	31	30,186
3.50%, 11/01/32	21	19,909
3.50%, 03/01/33	328	316,960
3.50%, 04/01/33	402	389,185
3.50%, 05/01/33	254	245,131
3.50%, 06/01/33	445	429,252
3.50%, 02/01/34	3,383	3,264,341
3.50%, 07/01/34	474	462,567
3.50%, 08/01/34	449	434,590
3.50%, 01/01/35	353	341,952
3.50%, 02/15/39(l)	174	167,280
4.00%, 07/01/29	27	26,573
4.00%, 07/01/32	98	96,586
4.00%, 05/01/33	187	183,005
4.00%, 06/01/33	92	89,794
4.00%, 07/01/33	58	56,534
4.00%, 12/01/33	229	225,476
4.00%, 08/01/37	197	192,892
4.00%, 09/01/37	273	267,344
4.00%, 02/01/38	207	202,454
4.00%, 11/01/38	111	108,680
4.00%, 02/15/39(l)	4,554	4,452,780
4.50%, 02/15/39(l)	112	111,181
5.00%, 02/15/39(l)	178	178,501
		211,696,908
U.S. Government Agency Obligations — 0.6%
Federal Farm Credit Banks Funding Corp., 1.85%,
07/26/24	35	34,437
Federal Home Loan Banks
1.50%, 08/15/24	260	255,255
3.25%, 06/09/28	1,000	969,853
Federal National Mortgage Association
0.50%, 06/17/25	13,000	12,320,353
0.63%, 04/22/25	200	190,672
1.75%, 07/02/24	6,850	6,752,727
2.50%, 02/05/24(c)	705	705,000
2.63%, 09/06/24	2,550	2,513,520
		23,741,817
U.S. Government Obligations — 48.5%
U.S. Treasury Note/Bond
0.25%, 05/31/25	12,000	11,344,688

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 06/30/25	$15,000	$14,143,359
0.25%, 07/31/25	16,460	15,471,114
0.25%, 08/31/25	12,000	11,246,719
0.25%, 09/30/25	14,700	13,743,926
0.25%, 10/31/25	20,700	19,297,090
0.38%, 04/30/25	13,100	12,440,395
0.38%, 11/30/25	15,000	13,978,711
0.38%, 12/31/25	7,200	6,694,313
0.38%, 01/31/26	17,550	16,269,398
0.38%, 09/30/27	17,100	15,039,984
0.50%, 02/28/26	19,000	17,612,109
0.50%, 04/30/27	18,000	16,112,813
0.50%, 05/31/27	14,000	12,498,281
0.50%, 06/30/27	9,570	8,523,281
0.50%, 08/31/27	10,600	9,390,938
0.50%, 10/31/27	23,100	20,358,680
0.63%, 07/31/26	16,850	15,478,305
0.63%, 11/30/27	25,000	22,087,891
0.75%, 03/31/26	16,000	14,886,250
0.75%, 04/30/26	13,720	12,730,659
0.75%, 05/31/26	18,280	16,921,853
0.75%, 08/31/26	19,500	17,930,859
0.88%, 06/30/26	17,800	16,503,938
0.88%, 09/30/26	17,670	16,277,107
1.00%, 07/31/28	15,000	13,221,094
1.13%, 10/31/26	18,800	17,387,062
1.13%, 02/28/27	6,400	5,874,000
1.13%, 02/29/28	20,000	17,915,625
1.13%, 08/31/28	19,000	16,810,547
1.25%, 11/30/26	19,180	17,768,472
1.25%, 12/31/26	16,750	15,498,984
1.25%, 03/31/28	20,000	17,970,313
1.25%, 05/31/28	5,600	5,012,438
1.25%, 06/30/28	4,500	4,020,117
1.25%, 09/30/28	10,000	8,882,031
1.38%, 08/31/26	8,860	8,279,947
1.38%, 10/31/28	10,000	8,916,406
1.38%, 12/31/28	24,000	21,333,750
1.50%, 08/15/26	14,000	13,133,750
1.50%, 01/31/27	30,700	28,551,000
1.50%, 11/30/28	12,000	10,747,500
1.63%, 02/15/26	17,000	16,147,344
1.63%, 05/15/26	18,000	17,019,844
1.63%, 10/31/26	12,500	11,720,703
1.75%, 12/31/26	10,000	9,385,938
1.88%, 02/28/27	20,000	18,779,688
2.00%, 08/15/25	16,800	16,205,438
2.00%, 11/15/26	17,600	16,662,250
2.13%, 05/15/25	19,000	18,438,906
2.25%, 11/15/25	16,400	15,826,000
2.25%, 03/31/26	4,000	3,843,125
2.25%, 02/15/27	22,300	21,191,969
2.25%, 08/15/27	20,350	19,213,262
2.25%, 11/15/27	20,900	19,668,859
2.38%, 05/15/27	23,450	22,301,317
2.50%, 02/28/26	4,000	3,865,625
2.50%, 03/31/27	31,000	29,648,594
2.63%, 04/15/25	9,200	8,989,047
2.63%, 01/31/26	8,500	8,243,340
2.63%, 05/31/27	2,000	1,916,250
2.75%, 05/15/25	13,790	13,485,650

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 06/30/25	$8,000	$7,816,562
2.75%, 08/31/25	16,000	15,603,125
2.75%, 04/30/27	21,800	20,987,609
2.75%, 07/31/27	21,440	20,597,475
2.75%, 02/15/28	20,000	19,125,000
2.88%, 04/30/25	11,100	10,872,363
2.88%, 05/31/25	7,000	6,852,891
2.88%, 06/15/25	16,000	15,660,000
2.88%, 07/31/25	6,000	5,866,406
2.88%, 11/30/25	4,900	4,778,840
2.88%, 05/15/28	25,000	23,986,328
2.88%, 08/15/28	22,000	21,068,437
3.00%, 07/15/25	15,900	15,579,516
3.00%, 09/30/25	20,000	19,569,531
3.00%, 10/31/25	24,900	24,352,394
3.13%, 08/15/25	37,300	36,590,426
3.13%, 08/31/27	25,000	24,308,594
3.13%, 11/15/28	22,000	21,272,969
3.25%, 06/30/27	20,000	19,551,563
3.50%, 09/15/25	21,200	20,909,328
3.50%, 01/31/28	31,200	30,714,938
3.50%, 04/30/28	27,000	26,569,687
3.63%, 03/31/28	21,000	20,770,312
3.63%, 05/31/28	19,800	19,584,984
3.75%, 12/31/28	19,000	18,897,578
3.88%, 04/30/25	14,000	13,884,609
3.88%, 01/15/26	14,000	13,905,938
3.88%, 11/30/27	28,180	28,111,752
3.88%, 12/31/27	19,760	19,719,862
4.00%, 12/15/25	17,300	17,216,879
4.00%, 02/15/26	12,000	11,952,188
4.00%, 01/15/27	4,000	4,000,000
4.00%, 02/29/28	40,978	41,093,251
4.00%, 06/30/28	16,000	16,066,250
4.13%, 09/30/27	24,000	24,146,250
4.13%, 10/31/27	26,000	26,160,469
4.13%, 07/31/28	31,300	31,598,328
4.25%, 05/31/25	43,000	42,850,508
4.25%, 10/15/25	31,600	31,556,797
4.25%, 12/31/25	24,300	24,301,899
4.25%, 01/31/26	11,053	11,059,476
4.38%, 08/15/26	3,800	3,826,422
4.38%, 12/15/26	13,700	13,832,719
4.38%, 08/31/28	22,280	22,734,303
4.38%, 11/30/28	24,239	24,774,909
4.50%, 11/15/25	33,200	33,308,937
4.63%, 06/30/25	43,032	43,136,218
4.63%, 10/15/26	19,096	19,373,489
4.63%, 11/15/26	10,850	11,016,988
4.63%, 09/30/28	26,500	27,321,914
4.75%, 07/31/25	40,350	40,539,141
4.88%, 11/30/25	37,400	37,787,148
4.88%, 10/31/28	23,000	23,973,906
5.00%, 09/30/25	6,400	6,465,750
5.00%, 10/31/25	15,500	15,676,797
		2,044,138,799
Total U.S. Government & Agency Obligations — 54.1%
(Cost: $2,331,766,066)		2,279,577,524

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Financial Services — 0.0%
HoldCo.(j)	16,280	$—

Health Care Technology — 0.0%
Quincy Health LLC(i)(j)	978	—

Metals & Mining — 0.0%
Foresight Energy LLC(j)	112	—

Software — 0.0%
CWT Travel LLC, NVS(j)	2,405	56,848

Total Common Stocks — 0.0%
(Cost $268,994)		56,848

Preferred Stocks

Financial Services — 0.0%
HoldCo. Preference Shares(j)	104	—

Total Preferred Stocks — 0.0%
(Cost $98)		—

Total Long-Term Investments — 98.6%
(Cost: $4,254,972,569)		4,158,156,892

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(m)(n)	5,658,798	5,662,193
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(m)(n)(o)	33,001,482	33,001,482

Total Short-Term Securities — 0.9%
(Cost: $38,661,222)		38,663,675

Total Investments Before TBA Sales Commitments — 99.5%
(Cost: $4,293,633,791)		4,196,820,567
Security	Par (000)	Value

TBA Sales Commitments(l)

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.00%,
02/15/39	$(1,175)	$(1,148,884)

Total TBA Sales Commitments — (0.0)%
(Proceeds: $(1,144,891))		(1,148,884)

Total Investments, Net of TBA Sales Commitments — 99.5%
(Cost: $4,292,488,900)		4,195,671,683

Other Assets Less Liabilities — 0.5%		21,306,722

Net Assets — 100.0%		$4,216,978,405

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Perpetual security with no stated maturity date.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(k)	U.S. dollar denominated security issued by foreign domiciled entity.

(l)	Represents or includes a TBA transaction.

(m)	Affiliate of the Fund.

(n)	Annualized 7-day yield as of period end.

(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,941,271	$—	$(13,282,037)	(a)	$5,347	$(2,388)	$5,662,193	5,658,798	$277,028		$25
BlackRock Cash Funds: Treasury, SL Agency Shares	37,406,575	—	(4,405,093)	(a)	—	—	33,001,482	33,001,482	106,666	(b)	—
					$5,347	$(2,388)	$38,663,675		$383,694		$25

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	—	$32,610,495	$—	$32,610,495
Collaterized Mortgage Obligations	—	67,902,513	—	67,902,513
Corporate Bonds & Notes	—	1,538,629,127	—	1,538,629,127
Foreign Government Obligations	—	237,003,568	—	237,003,568
Municipal Debt Obligations	—	2,376,817	—	2,376,817
U.S. Government & Agency Obligations	—	2,279,577,524	—	2,279,577,524
Common Stocks	—	—	56,848	56,848
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	38,663,675	—	—	38,663,675
Liabilities
Investments
TBA Sales Commitments	—	(1,148,884)	—	(1,148,884)
	$38,663,675	$4,156,951,160	$56,848	$4,195,671,683

Portfolio Abbreviation

CJSC	Closed Joint Stock Company	PJSC	Public Joint Stock Company
CMT	Constant Maturity Treasury	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SCA	Svenska Celluosa Aktiebolaget
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
NVS	Non-Voting Shares	TBA	To-Be-Announced
PIK	Payment-in-kind